UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

CT Corporation

300 E. Lombard St., Suite 1400

Baltimore, MD 21202

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 93.3%		Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	22,400	$18,755,744
PulteGroup, Inc. (Household Durables)		468,127	9,381,265
CBS Corp. Class B (Media)		112,111	6,136,956
Lowe's Cos., Inc. (Specialty Retail)		146,690	10,592,485
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		100,840	10,198,958
			55,065,408
CONSUMER STAPLES - 1.8%
Colgate-Palmolive Co. (Household Products)		137,230	10,174,232

ENERGY - 6.2%
Apache Corp. (Oil, Gas & Consumable Fuels)		183,331	11,709,351
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		529,570	10,167,744
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		301,130	13,282,844
			35,159,939
FINANCIALS - 17.8%
Citigroup, Inc. (Banks)		398,002	18,797,635
Wells Fargo & Co. (Banks)		392,040	17,359,531
Ameriprise Financial, Inc. (Capital Markets)		89,974	8,976,706
Discover Financial Services (Consumer Finance)		170,830	9,660,437
Synchrony Financial (Consumer Finance)		611,760	17,129,280
American International Group, Inc. (Insurance)		116,310	6,901,835
Hartford Financial Services Group, Inc. / The (Insurance)		169,940	7,276,831
MetLife, Inc. (Insurance)		327,815	14,564,821
			100,667,076
HEALTH CARE - 15.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	80,471	9,860,916
Biogen, Inc. (Biotechnology)	(a)	50,400	15,776,712
Celgene Corp. (Biotechnology)	(a)	75,520	7,894,106
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	115,930	8,176,543
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		96,474	13,506,360
Allergan PLC (Pharmaceuticals)	(a)	57,710	13,291,190
Bristol-Myers Squibb Co. (Pharmaceuticals)		238,790	12,875,557
Mylan NV (Pharmaceuticals)	(a)	139,699	5,325,326
			86,706,710
INDUSTRIALS - 9.7%
Boeing Co. / The (Aerospace & Defense)		65,920	8,684,301
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		113,190	7,975,367
United Continental Holdings, Inc. (Airlines)	(a)	201,030	10,548,044
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	106,310	8,519,683
Rockwell Automation, Inc. (Electrical Equip.)		92,060	11,262,620
PACCAR, Inc. (Machinery)		134,295	7,893,860
			54,883,875
INFORMATION TECHNOLOGY - 19.1%
Cisco Systems, Inc. (Communications Equip.)		597,760	18,960,947
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	16,894	13,131,537
Yahoo!, Inc. (Internet Software & Svs.)	(a)	148,540	6,402,074
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	179,047	18,264,584
QUALCOMM, Inc. (Semiconductors & Equip.)		180,620	12,372,470
Microsoft Corp. (Software)		376,190	21,668,544
Oracle Corp. (Software)		447,209	17,566,370
			108,366,526
MATERIALS - 2.2%
LyondellBasell Industries NV Class A (Chemicals)		92,279	7,443,224
Mosaic Co. / The (Chemicals)		195,283	4,776,622
			12,219,846
REAL ESTATE - 3.9%
American Homes 4 Rent (Equity Real Estate Investment Trusts)		466,080	10,085,971
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		469,180	12,132,995
			22,218,966
UTILITIES - 7.6%
Exelon Corp. (Electric Utilities)		320,820	10,680,098
AES Corp. (Ind. Power & Renewable Elec.)		1,398,147	17,966,189
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	1,134,030	14,334,139
			42,980,426
Total Common Stocks (Cost $492,546,598)			$528,443,004

Master Limited Partnerships - 1.0%	Shares	Value
FINANCIALS - 1.0%
KKR & Co. LP (Capital Markets)	386,610	$5,513,059
Total Master Limited Partnerships (Cost $7,618,680)		$5,513,059

Money Market Funds - 0.6%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		3,602,682	$3,602,682
Total Money Market Funds (Cost $3,602,682)			$3,602,682

Total Investments - 94.9% (Cost $503,767,960)	(b)		$537,558,745
Other Assets in Excess of Liabilities - 5.1%			28,912,600
Net Assets - 100.0%			$566,471,345

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Corporate Bonds - 95.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 10.0%
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	$1,000,000	$1,051,709
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	933,201
General Motors Financial Co., Inc. (Automobiles)		3.200%	07/06/2021	900,000	911,118
Newell Rubbermaid, Inc. (Household Durables)		3.150%	04/01/2021	900,000	937,740
Expedia, Inc. (Internet & Catalog Retail)	(a)	5.000%	02/15/2026	1,000,000	1,053,100
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,386,132
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)	(a)	3.579%	07/23/2020	1,000,000	1,045,258
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	834,545
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,087,545
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	282,285
Time Warner Cable, LLC (Media)		6.550%	05/01/2037	850,000	1,009,657
Viacom, Inc. (Media)		4.850%	12/15/2034	1,500,000	1,532,146
Viacom, Inc. (Media)		3.450%	10/04/2026	900,000	900,162
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	925,000	989,765
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	900,000	872,153
Home Depot, Inc. / The (Specialty Retail)		2.125%	09/15/2026	1,800,000	1,770,577
					16,597,093
CONSUMER STAPLES - 4.6%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	900,000	1,035,777
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,199,348
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,532,376
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	900,000	937,421
Imperial Tobacco Finance PLC (Tobacco)	(a)	3.750%	07/21/2022	1,400,000	1,485,690
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,385,565
					7,576,177
ENERGY - 16.4%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	900,000	658,214
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	967,828
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.250%	03/16/2018	900,000	886,500
Noble Holding International Ltd. (Energy Equip. & Svs.)		6.950%	04/01/2025	1,000,000	790,000
Transocean, Inc. (Energy Equip. & Svs.)	(a)	9.000%	07/15/2023	1,000,000	972,500
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	900,000	913,439
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,077,406
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	900,000	978,080
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		3.350%	05/15/2025	350,000	359,023
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	900,000	893,641
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	400,000	413,496
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	1,001,864
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,049,503
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	998,753
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	807,651
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	897,345
MPLX LP (Oil, Gas & Consumable Fuels)		4.875%	12/01/2024	1,000,000	1,034,851
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.700%	12/01/2022	1,400,000	1,336,769
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,049,641
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,429,126
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	950,030
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	900,000	935,609
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		5.750%	05/15/2024	1,000,000	1,076,250
Shell International Finance BV (Oil, Gas & Consumable Fuels)		3.750%	09/12/2046	900,000	891,855
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.800%	01/23/2020	900,000	897,750
Spectra Energy Capital, LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023	1,425,000	1,412,792
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,429,352
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.750%	06/24/2044	1,000,000	1,030,000
					27,139,268
FINANCIALS - 20.0%
Bank of America Corp. (Banks)		4.200%	08/26/2024	500,000	528,720
Bank of America Corp. (Banks)		3.875%	08/01/2025	850,000	908,598
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	900,000	965,890
Citigroup, Inc. (Banks)		4.400%	06/10/2025	900,000	953,447
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,056,072
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,815,081
KeyCorp (Banks)		5.100%	03/24/2021	500,000	563,830
Mitsubishi UFJ Financial Group, Inc. (Banks)		2.757%	09/13/2026	1,800,000	1,797,376
Royal Bank of Scotland Group PLC (Banks)		3.875%	09/12/2023	900,000	888,288
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	1,400,000	1,430,892
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	900,000	909,047
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,054,549
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,400,000	1,470,917
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	900,000	935,005
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,083,134
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,328,202
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,040,754
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	900,000	942,316
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,066,878
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	925,000	945,094
Ford Motor Credit Co., LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,441,166
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	900,000	945,402
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	947,380
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,532,928
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	588,239
American International Group, Inc. (Insurance)		3.875%	01/15/2035	1,400,000	1,375,531
Hartford Financial Services Group, Inc. / The (Insurance)		5.375%	03/15/2017	1,500,000	1,526,523
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,481,887
Old Republic International Corp. (Insurance)		3.875%	08/26/2026	900,000	898,987
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	900,000	895,478
					33,317,611
HEALTH CARE - 5.8%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	1,425,000	1,461,621
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,091,339
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	1,400,000	1,490,213
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	1,350,000	1,445,669
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	543,377
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	453,110
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	1,026,539
Johnson & Johnson (Pharmaceuticals)		2.450%	03/01/2026	1,000,000	1,028,349
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,100,229
					9,640,446
INDUSTRIALS - 9.8%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	835,945
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,069,323
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	1,027,098
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,374,844
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,637,955
Masco Corp. (Building Products)		4.375%	04/01/2026	2,000,000	2,105,000
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	539,401
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,582,771
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	900,000	1,044,663
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,537,026
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	627,732
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(a)	3.300%	04/01/2021	900,000	937,319
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,075,837
Sydney Airport Finance Co. Pty. Ltd. (Transportation Infrastructure)	(a)	3.625%	04/28/2026	900,000	934,808
					16,329,722
INFORMATION TECHNOLOGY - 6.3%
Harris Corp. (Communications Equip.)		2.700%	04/27/2020	900,000	916,871
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(a)	5.450%	06/15/2023	900,000	963,924
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	500,000	549,904
Fidelity National Information Services, Inc. (IT Svs.)		2.850%	10/15/2018	900,000	923,595
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	1,500,000	1,647,476
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	900,000	932,307
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	1,025,655
Oracle Corp. (Software)		4.300%	07/08/2034	1,500,000	1,629,879
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	1,000,000	1,012,793
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)	(a)	4.900%	10/15/2025	850,000	907,715
					10,510,119
MATERIALS - 4.1%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	900,000	934,051
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,400,000	1,444,530
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	1,061,169
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,049,452
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	675,000	741,309
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,480,176
					6,710,687
REAL ESTATE - 5.0%
Boston Properties LP (Equity Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	951,131
Camden Property Trust (Equity Real Estate Investment Trusts)		4.250%	01/15/2024	500,000	539,034
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,481,084
HCP, Inc. (Equity Real Estate Investment Trusts)		4.000%	06/01/2025	1,500,000	1,541,076
Hospitality Properties Trust (Equity Real Estate Investment Trusts)		4.250%	02/15/2021	1,000,000	1,066,699
Simon Property Group LP (Equity Real Estate Investment Trusts)		3.750%	02/01/2024	1,475,000	1,596,906
Welltower, Inc. (Equity Real Estate Investment Trusts)		4.250%	04/01/2026	1,000,000	1,080,274
					8,256,204
TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	900,000	925,188
AT&T, Inc. (Diversified Telecom. Svs.)		4.125%	02/17/2026	1,000,000	1,081,242
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,390,945
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	405,527
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	728,181
					4,531,083
UTILITIES - 11.1%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,092,583
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	900,000	1,030,703
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,084,038
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,800,000	1,750,360
Duke Energy Florida, LLC (Electric Utilities)		4.550%	04/01/2020	500,000	550,146
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	526,075
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,543,493
LG&E & KU Energy, LLC (Electric Utilities)		4.375%	10/01/2021	1,000,000	1,102,547
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		1.649%	09/01/2018	900,000	903,376
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	1,095,084
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,553,910
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,091,726
Southern Co. Gas Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,093,412
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,325,459
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,060,902
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,600,284
					18,404,098
Total Corporate Bonds (Cost $151,495,983)					$159,012,508

Asset-Backed Securities - 0.5%	Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.5%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)	3.700%	05/01/2023	$817,436	$799,043
Total Asset-Backed Securities (Cost $817,436)				$799,043

U.S. Treasury Obligations - 1.8%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.250%	07/31/2023	$1,000,000	$989,766
U.S. Treasury Note	1.875%	06/30/2020	2,000,000	2,061,250
Total U.S. Treasury Obligations (Cost $3,048,800)				$3,051,016

Warrants - 0.0%	Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
HealthSouth Corp. (Health Care Providers & Svs.)	656	$1,574
Total Warrants (Cost $0)		$1,574

Money Market Funds - 1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		36,628	$36,628
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,844,254	1,844,254
Total Money Market Funds (Cost $1,880,882)			$1,880,882

Total Investments - 99.2% (Cost $157,243,101)	(b)		$164,745,023
Other Assets in Excess of Liabilities - 0.8%			1,234,066
Net Assets - 100.0%			$165,979,089

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2016, the value of these securities totaled $9,686,163, or 5.8% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 73.9%		Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Delphi Automotive PLC (Auto Components)		8,089	$576,907
Newell Brands, Inc. (Household Durables)		18,228	959,886
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,465	1,226,659
IMAX Corp. (Media)	(a)	16,257	470,965
Time Warner, Inc. (Media)		10,422	829,695
Lowe's Cos., Inc. (Specialty Retail)		5,836	421,418
Tiffany & Co. (Specialty Retail)		6,018	437,087
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	9,954	592,761
PVH Corp. (Textiles, Apparel & Luxury Goods)		7,790	860,795
			6,376,173
CONSUMER STAPLES - 3.5%
Constellation Brands, Inc. Class A (Beverages)		2,535	422,052
Kraft Heinz Co. / The (Food Products)		8,637	773,098
Mondelez International, Inc. Class A (Food Products)		17,590	772,201
			1,967,351
ENERGY - 2.3%
Halliburton Co. (Energy Equip. & Svs.)		9,321	418,326
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		4,822	895,204
			1,313,530
FINANCIALS - 10.3%
Bank of America Corp. (Banks)		65,327	1,022,368
Citigroup, Inc. (Banks)		17,520	827,470
JPMorgan Chase & Co. (Banks)		11,200	745,808
KeyCorp (Banks)		69,954	851,340
Regions Financial Corp. (Banks)		85,132	840,253
Bank of New York Mellon Corp. / The (Capital Markets)		20,238	807,091
MetLife, Inc. (Insurance)		15,472	687,421
			5,781,751
HEALTH CARE - 12.0%
Biogen, Inc. (Biotechnology)	(a)	2,687	841,112
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	4,211	389,602
Ophthotech Corp. (Biotechnology)	(a)	13,884	640,469
TESARO, Inc. (Biotechnology)	(a)	6,552	656,772
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	10,928	826,485
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,005	840,700
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,097	810,729
Allergan PLC (Pharmaceuticals)	(a)	4,071	937,592
Mylan NV (Pharmaceuticals)	(a)	20,727	790,113
			6,733,574
INDUSTRIALS - 9.1%
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3,062	469,772
Raytheon Co. (Aerospace & Defense)		5,684	773,763
FedEx Corp. (Air Freight & Logistics)		4,860	848,945
AECOM (Construction & Engineering)	(a)	25,685	763,615
Quanta Services, Inc. (Construction & Engineering)	(a)	2,343	65,581
Rockwell Automation, Inc. (Electrical Equip.)		6,620	809,891
Xylem, Inc. (Machinery)		10,653	558,750
Union Pacific Corp. (Road & Rail)		8,715	849,974
			5,140,291
INFORMATION TECHNOLOGY - 23.9%
Cisco Systems, Inc. (Communications Equip.)		20,018	634,971
Harris Corp. (Communications Equip.)		9,067	830,628
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	7,814	826,643
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	256	205,839
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	1,421	1,104,529
eBay, Inc. (Internet Software & Svs.)	(a)	26,273	864,382
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	7,566	970,491
Computer Sciences Corp. (IT Svs.)		18,021	940,876
Broadcom Ltd. (Semiconductors & Equip.)		4,804	828,786
Intel Corp. (Semiconductors & Equip.)		18,978	716,419
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	9,532	972,359
Adobe Systems, Inc. (Software)	(a)	959	104,090
Electronic Arts, Inc. (Software)	(a)	7,930	677,222
Microsoft Corp. (Software)		16,090	926,784
Oracle Corp. (Software)		21,249	834,661
Apple, Inc. (Tech. Hardware, Storage & Periph.)		11,454	1,294,875
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		32,377	736,577
			13,470,132
TELECOMMUNICATION SERVICES - 1.5%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	17,805	831,850
Total Common Stocks (Cost $38,176,029)			$41,614,652

Corporate Bonds - 20.3%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 2.3%
General Motors Co. (Automobiles)		5.000%	04/01/2035	$100,000	$103,689
General Motors Financial Co., Inc. (Automobiles)		3.200%	07/06/2021	100,000	101,235
Newell Rubbermaid, Inc. (Household Durables)		3.150%	04/01/2021	100,000	104,193
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	100,000	110,891
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	79,649
Discovery Communications, LLC (Media)		3.300%	05/15/2022	75,000	76,987
Time Warner Cable, LLC (Media)		6.550%	05/01/2037	150,000	178,175
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	79,897
Viacom, Inc. (Media)		3.450%	10/04/2026	100,000	100,018
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	80,251
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	100,000	96,906
Home Depot, Inc. / The (Specialty Retail)		2.125%	09/15/2026	200,000	196,731
					1,308,622
CONSUMER STAPLES - 1.2%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	100,000	115,086
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	153,238
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	100,000	104,158
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	108,266
Imperial Tobacco Finance PLC (Tobacco)	(b)	3.750%	07/21/2022	100,000	106,121
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	107,978
					694,847
ENERGY - 3.9%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	100,000	73,135
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	107,536
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.250%	03/16/2018	100,000	98,500
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	100,950
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	100,000	101,493
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	100,000	108,676
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		3.350%	05/15/2025	150,000	153,867
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	100,000	99,293
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	100,000	103,374
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	101,449
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	111,318
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	78,713
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	161,781
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	142,527
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.700%	12/01/2022	100,000	95,484
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	100,000	109,933
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	100,000	103,957
Shell International Finance BV (Oil, Gas & Consumable Fuels)		3.750%	09/12/2046	100,000	99,095
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.800%	01/23/2020	100,000	99,750
Spectra Energy Capital LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023	75,000	74,357
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	75,229
					2,200,417
FINANCIALS - 5.1%
Bank of America Corp. (Banks)		3.875%	08/01/2025	150,000	160,341
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	107,321
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	105,939
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	103,144
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	104,897
KeyBank NA (Banks)		5.700%	11/01/2017	150,000	156,596
Mitsubishi UFJ Financial Group, Inc. (Banks)		2.757%	09/13/2026	200,000	199,708
Royal Bank of Scotland Group PLC (Banks)		3.875%	09/12/2023	100,000	98,699
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	100,000	102,207
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	100,000	101,005
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	79,582
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	100,000	105,065
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	100,000	103,889
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	108,140
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	79,692
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	104,075
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	100,000	104,702
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	82,797
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	75,000	76,629
Ford Motor Credit Co., LLC (Consumer Finance)		3.157%	08/04/2020	100,000	102,940
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	105,045
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	105,264
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	80,680
American International Group, Inc. (Insurance)		3.875%	01/15/2035	100,000	98,252
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	105,849
Old Republic International Corp. (Insurance)		3.875%	08/26/2026	100,000	99,887
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	100,000	99,498
					2,881,843
HEALTH CARE - 0.8%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	75,000	76,927
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	100,000	106,444
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	160,630
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	79,961
					423,962
INDUSTRIALS - 1.5%
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	102,710
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	86,208
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	113,055
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	116,074
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	78,466
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.300%	04/01/2021	100,000	104,146
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	107,584
Sydney Airport Finance Co. Pty. Ltd. (Transportation Infrastructure)	(b)	3.625%	04/28/2026	100,000	103,868
					812,111
INFORMATION TECHNOLOGY - 1.6%
Harris Corp. (Communications Equip.)		2.700%	04/27/2020	100,000	101,875
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(b)	5.450%	06/15/2023	100,000	107,103
Fidelity National Information Services, Inc. (IT Svs.)		2.850%	10/15/2018	100,000	102,622
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	100,000	103,590
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	113,962
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	108,659
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	101,279
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)	(b)	4.900%	10/15/2025	150,000	160,185
					899,275
MATERIALS - 0.8%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	100,000	103,783
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	75,055
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	103,181
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	75,000	82,368
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	77,904
					442,291
REAL ESTATE - 0.6%
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	77,952
Boston Properties LP (Equity Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	77,119
HCP, Inc. (Equity Real Estate Investment Trusts)		4.000%	06/01/2025	100,000	102,738
Simon Property Group LP (Equity Real Estate Investment Trusts)		3.750%	02/01/2024	75,000	81,199
					339,008
TELECOMMUNICATION SERVICES - 0.5%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	100,000	102,799
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	71,563
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	78,019
					252,381
UTILITIES - 2.0%
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	100,000	114,523
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	200,000	194,484
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	154,349
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		1.649%	09/01/2018	100,000	100,375
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	155,812
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	82,131
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	155,391
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	79,527
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	114,306
					1,150,898
Total Corporate Bonds (Cost $10,937,415)					$11,405,655

Asset-Backed Securities - 0.2%	Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.2%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)	3.700%	05/01/2023	$90,826	$88,783
Total Asset-Backed Securities (Cost $90,826)				$88,783

U.S. Treasury Obligations - 3.5%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	2.250%	11/15/2024	$200,000	$211,250
U.S. Treasury Note	1.500%	11/30/2019	400,000	406,969
U.S. Treasury Note	2.000%	08/15/2025	200,000	207,109
U.S. Treasury Note	1.500%	03/31/2023	400,000	402,984
U.S. Treasury Note	1.375%	12/31/2018	200,000	202,430
U.S. Treasury Note	1.250%	07/31/2023	100,000	98,977
U.S. Treasury Note	1.750%	05/15/2022	400,000	410,109
Total U.S. Treasury Obligations (Cost $1,942,482)				$1,939,828

Warrants - 0.0%	Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
HealthSouth Corp. (Health Care Providers & Svs.)	1,900	$4,560
Total Warrants (Cost $0)		$4,560

Money Market Funds - 2.5%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,434,088	$1,434,088
Total Money Market Funds (Cost $1,434,088)			$1,434,088

Total Investments - 100.4% (Cost $52,580,840)	(c)		$56,487,566
Liabilities in Excess of Other Assets - (0.4)%			(198,930)
Net Assets - 100.0%			$56,288,636

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2016, the value of these securities totaled $581,423, or 1.0% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 94.9%		Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Carnival Corp. (Hotels, Restaurants & Leisure)		51,390	$2,508,860
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	62,306	3,066,701
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	133,009	3,462,224
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)		91,199	1,229,363
Wendy's Co. / The (Hotels, Restaurants & Leisure)		222,878	2,407,082
CalAtlantic Group, Inc. (Household Durables)		85,869	2,871,459
Toll Brothers, Inc. (Household Durables)	(a)	5,813	173,213
Comcast Corp. Class A (Media)		49,157	3,261,075
Live Nation Entertainment, Inc. (Media)	(a)	122,515	3,366,712
Twenty-First Century Fox, Inc. Class A (Media)		92,453	2,239,212
Viacom, Inc. Class B (Media)		89,472	3,408,883
Vivendi SA (Media)	(b)	66,177	1,335,614
Target Corp. (Multiline Retail)		32,281	2,217,059
Coach, Inc. (Textiles, Apparel & Luxury Goods)		86,872	3,176,040
			34,723,497
CONSUMER STAPLES - 3.4%
ConAgra Foods, Inc. (Food Products)		47,638	2,244,226
Mondelez International, Inc. Class A (Food Products)		59,075	2,593,393
Turning Point Brands, Inc. (Tobacco)	(a)	126,215	1,517,104
			6,354,723
ENERGY - 8.7%
Halliburton Co. (Energy Equip. & Svs.)		78,215	3,510,289
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		120,749	2,701,155
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		31,779	2,013,517
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	53,271	2,315,158
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		81,706	2,920,172
Royal Dutch Shell PLC Class A - ADR (Oil, Gas & Consumable Fuels)		52,559	2,631,629
			16,091,920
FINANCIALS - 12.3%
Bank of America Corp. (Banks)		168,493	2,636,915
Citigroup, Inc. (Banks)		62,583	2,955,795
JPMorgan Chase & Co. (Banks)		39,932	2,659,072
PNC Financial Services Group, Inc. / The (Banks)		26,390	2,377,475
Goldman Sachs Group, Inc. / The (Capital Markets)		20,651	3,330,387
Morgan Stanley (Capital Markets)		45,555	1,460,493
Synchrony Financial (Consumer Finance)		52,352	1,465,856
Voya Financial, Inc. (Diversified Financial Svs.)		68,987	1,988,205
MetLife, Inc. (Insurance)		84,203	3,741,139
			22,615,337
HEALTH CARE - 14.6%
AbbVie, Inc. (Biotechnology)		38,237	2,411,608
Biogen, Inc. (Biotechnology)	(a)	8,729	2,732,439
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	29,773	2,754,598
Shire PLC - ADR (Biotechnology)		18,412	3,569,350
Cigna Corp. (Health Care Providers & Svs.)		20,891	2,722,515
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	37,809	1,560,756
Allergan PLC (Pharmaceuticals)	(a)	11,661	2,685,645
Bristol-Myers Squibb Co. (Pharmaceuticals)		52,216	2,815,487
Merck & Co., Inc. (Pharmaceuticals)		44,047	2,748,973
Pfizer, Inc. (Pharmaceuticals)		88,431	2,995,158
			26,996,529
INDUSTRIALS - 10.2%
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	86,929	2,390,548
United Technologies Corp. (Aerospace & Defense)		22,993	2,336,089
Mobile Mini, Inc. (Commercial Svs. & Supplies)		49,214	1,486,263
Eaton Corp. PLC (Electrical Equip.)		20,685	1,359,211
General Electric Co. (Industrial Conglomerates)		111,193	3,293,537
Mueller Water Products, Inc. Class A (Machinery)		92,250	1,157,738
Ryder System, Inc. (Road & Rail)		19,594	1,292,224
Union Pacific Corp. (Road & Rail)		32,029	3,123,788
Univar, Inc. (Trading Companies & Distributors)	(a)	113,525	2,480,521
			18,919,919
INFORMATION TECHNOLOGY - 20.5%
Brocade Communications Systems, Inc. (Communications Equip.)		187,386	1,729,573
Juniper Networks, Inc. (Communications Equip.)		68,501	1,648,134
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	73,608	1,836,520
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		69,254	2,175,961
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	4,220	3,280,164
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	63,178	2,002,111
Leidos Holdings, Inc. (IT Svs.)		25,073	1,085,159
Cavium, Inc. (Semiconductors & Equip.)	(a)	33,839	1,969,430
Cadence Design Systems, Inc. (Software)	(a)	58,268	1,487,582
Fortinet, Inc. (Software)	(a)	59,277	2,189,100
Guidewire Software, Inc. (Software)	(a)	37,915	2,274,142
Microsoft Corp. (Software)		72,549	4,178,822
PTC, Inc. (Software)	(a)	66,169	2,931,948
TiVo Corp. (Software)	(a)	57,835	1,126,626
Verint Systems, Inc. (Software)	(a)	48,241	1,815,309
Apple, Inc. (Tech. Hardware, Storage & Periph.)		26,660	3,013,913
Diebold, Inc. (Tech. Hardware, Storage & Periph.)		122,827	3,044,881
			37,789,375
MATERIALS - 2.7%
Monsanto Co. (Chemicals)		20,085	2,052,687
Constellium NV Class A (Metals & Mining)	(a)	108,115	778,428
Louisiana-Pacific Corp. (Paper & Forest Products)	(a)	118,937	2,239,584
			5,070,699
TELECOMMUNICATION SERVICES - 1.0%
Frontier Communications Corp. (Diversified Telecom. Svs.)		429,683	1,787,481

UTILITIES - 2.7%
FirstEnergy Corp. (Electric Utilities)		80,598	2,666,182
PG&E Corp. (Electric Utilities)		32,189	1,969,001
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	22,915	289,646
			4,924,829
Total Common Stocks (Cost $166,883,985)			$175,274,309

Money Market Funds - 12.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		1,097,154	$1,097,154
State Street Institutional U.S. Government Money Market Fund
Institutional Class		21,257,147	21,257,147
Total Money Market Funds (Cost $22,354,301)			$22,354,301

Total Investments - 107.0% (Cost $189,238,286)	(c)		$197,628,610
Liabilities in Excess of Other Assets - (7.0)%			(12,972,472)
Net Assets - 100.0%			$184,656,138

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,335,614, or 0.7% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 91.8%		Shares	Value
Japan - 12.4%
Aisin Seiki Co. Ltd.	(c)	38,100	$1,745,500
Alps Electric Co. Ltd.	(c)	34,600	835,167
ANA Holdings, Inc.	(c)	338,000	918,257
Chugai Pharmaceutical Co. Ltd.	(c)	61,800	2,233,710
Disco Corp.	(c)	9,800	1,160,670
Don Quijote Holdings Co. Ltd.	(c)	24,300	891,452
Doutor Nichires Holdings Co. Ltd.	(c)	29,900	549,414
Fuji Heavy Industries Ltd.	(c)	21,900	821,677
Hoshino Resorts REIT, Inc.	(c)	108	1,357,193
Japan Hotel REIT Investment Corp.	(c)	1,850	1,472,686
Kubota Corp.	(c)	27,700	419,254
Kyowa Hakko Kirin Co. Ltd.	(c)	46,000	726,581
LINE Corp. - ADR	(a)	9,570	463,188
Osaka Gas Co. Ltd.	(c)	234,000	981,447
Sekisui House Ltd.	(c)	97,300	1,657,668
Sumitomo Mitsui Financial Group, Inc.	(c)	36,700	1,239,711
Yamaha Motor Co. Ltd.	(c)	61,900	1,250,585
			18,724,160
Germany - 10.0%
Allianz SE	(c)	11,300	1,679,294
BASF SE	(c)	14,500	1,241,566
Bayer AG	(c)	8,000	803,442
Covestro AG	(b)(c)	10,300	609,534
Daimler AG	(c)	27,600	1,946,561
Deutsche Telekom AG	(c)	145,202	2,439,466
HeidelbergCement AG	(c)	9,300	879,517
METRO AG	(c)	21,500	639,963
ProSiebenSat.1 Media SE	(c)	10,800	463,051
SAP SE	(c)	24,900	2,277,162
Siemens AG	(c)	10,700	1,254,684
Symrise AG	(c)	11,500	843,347
			15,077,587
South Korea - 9.2%
GS Holdings Corp.	(c)	17,500	855,634
Hana Financial Group, Inc.	(c)	29,000	738,307
Hanwha Chemical Corp.	(c)	16,800	372,136
Hyundai Motor Co.	(c)	3,100	383,103
Kia Motors Corp.	(c)	7,800	299,690
Korea Electric Power Corp.	(c)	26,300	1,288,337
KT Corp.	(c)	4	116
LG Uplus Corp.	(c)	52,800	564,674
Lotte Chemical Corp.	(c)	1,300	354,370
Poongsan Corp.	(c)	14,000	432,671
Samsung Card Co. Ltd.	(c)	17,600	803,999
Samsung Electronics Co. Ltd.	(c)	3,320	4,836,450
Shinhan Financial Group Co. Ltd. - ADR		14,700	535,668
SK Hynix, Inc.	(c)	9,500	348,744
SK Telecom Co. Ltd. - ADR		46,500	1,050,900
Woori Bank	(c)	91,300	948,982
			13,813,781
Netherlands - 8.4%
ABN AMRO Group NV	(b)(c)	62,958	1,301,728
Akzo Nobel NV	(c)	9,019	610,044
ASML Holding NV		7,700	843,766
GrandVision NV	(b)(c)	15,000	416,590
Heineken NV	(c)	25,199	2,215,021
ING Groep NV	(d)	102,100	1,260,487
Intertrust NV	(a)(b)(c)	41,652	999,901
Koninklijke Philips NV	(c)	49,000	1,449,887
NN Group NV	(c)	33,510	1,028,771
Randstad Holding NV	(c)	8,000	363,779
Royal Dutch Shell PLC - ADR		41,588	2,082,311
			12,572,285
Mexico - 7.9%
Alpek SAB de CV		740,700	1,255,272
Alsea SAB de CV		389,600	1,318,308
Cemex SAB de CV - ADR	(a)	88,700	704,278
Fomento Economico Mexicano SAB de CV - ADR		8,700	800,748
Gruma SAB de CV		53,200	697,947
Grupo Aeroportuario del Sureste SAB de CV - ADR		5,700	834,594
Grupo Financiero Banorte SAB de CV		495,200	2,599,642
Grupo Financiero Santander Mexico SAB de CV - ADR		109,800	966,240
Grupo Lala SAB de CV		463,500	884,462
Infraestructura Energetica Nova SAB de CV		126,500	492,763
Nemak SAB de CV	(b)	242,000	266,465
Wal-Mart de Mexico SAB de CV		478,000	1,046,486
			11,867,205
Thailand - 7.7%
Advanced Info Service PCL	(c)	104,900	486,116
Airports of Thailand PCL	(c)	145,000	1,672,275
Bangkok Dusit Medical Services PCL	(c)	333,800	210,407
Central Pattana PCL	(c)	624,900	1,055,056
CP ALL PCL	(c)	1,006,100	1,789,453
Kasikornbank PCL	(c)	72,000	390,941
Minor International PCL	(c)	727,000	821,163
PTT Global Chemical PCL	(c)	410,300	699,311
PTT PCL	(c)	195,900	1,927,823
Siam Cement PCL / The	(c)	152,000	2,269,668
Siam Commercial Bank PCL / The	(c)	60,500	259,638
			11,581,851
Denmark - 7.6%
Danske Bank A/S	(c)	58,000	1,696,842
DSV A/S	(c)	17,800	888,133
ISS A/S	(c)	38,000	1,579,079
NKT Holding A/S	(c)	18,071	1,166,325
NNIT A/S	(b)(c)	14,500	450,217
Novo Nordisk A/S - ADR		63,800	2,653,442
Royal Unibrew A/S	(c)	11,500	568,975
Vestas Wind Systems A/S	(c)	29,800	2,461,585
			11,464,598
Taiwan - 7.4%
Chailease Holding Co. Ltd.	(c)	280,000	498,664
Chang Hwa Commercial Bank Ltd.	(c)	1,367,400	702,000
China Life Insurance Co. Ltd.	(c)	613,600	563,680
Chunghwa Telecom Co. Ltd.	(c)	208,000	733,562
Delta Electronics, Inc.	(c)	92,000	492,809
Far Eastern New Century Corp.	(c)	700,000	525,177
First Financial Holding Co. Ltd.	(c)	1,431,650	762,434
Hon Hai Precision Industry Co. Ltd.	(c)	431,365	1,091,639
Lite-On Technology Corp.	(c)	499,480	722,112
Pegatron Corp.	(c)	191,000	494,309
Pou Chen Corp.	(c)	272,000	384,326
President Chain Store Corp.	(c)	65,000	517,715
Taiwan Semiconductor Manufacturing Co. Ltd.	(c)	473,000	2,780,361
Uni-President Enterprises Corp.	(c)	248,000	466,614
WPG Holdings Ltd.	(c)	320,000	379,656
			11,115,058
Sweden - 7.0%
Cloetta AB	(c)	113,000	409,621
Hennes & Mauritz AB	(c)	50,500	1,425,393
Husqvarna AB	(c)	225,400	1,967,194
Intrum Justitia AB	(c)	19,000	612,774
Nordea Bank AB	(c)	54,800	544,190
Peab AB	(c)	147,400	1,271,437
Saab AB	(c)	19,000	676,465
Skandinaviska Enskilda Banken AB	(c)	67,900	682,492
Svenska Cellulosa AB SCA	(c)	12,200	362,107
Swedish Orphan Biovitrum AB	(a)(c)	33,000	410,120
Telefonaktiebolaget LM Ericsson	(c)	92,100	664,988
Volvo AB	(c)	134,400	1,534,561
			10,561,342
Norway - 5.0%
DNB ASA	(c)	62,385	820,160
Marine Harvest ASA	(c)	61,000	1,094,222
Statoil ASA	(c)	192,600	3,233,423
Tomra Systems ASA	(c)	85,000	987,921
Yara International ASA	(c)	40,898	1,362,844
			7,498,570
Austria - 3.7%
Conwert Immobilien Invest SE	(c)	24,000	451,714
Erste Group Bank AG	(c)	77,900	2,306,750
OMV AG	(c)	19,500	561,444
voestalpine AG	(c)	37,600	1,299,867
Wienerberger AG	(c)	52,100	884,564
			5,504,339
United Kingdom - 1.7%
Cineworld Group PLC	(c)	85,000	638,593
Unilever NV	(c)	41,499	1,911,991
			2,550,584
Hungary - 1.4%
Magyar Telekom Telecommunications PLC	(c)	240,000	394,167
MOL Hungarian Oil & Gas PLC	(c)	9,900	613,330
OTP Bank PLC	(c)	42,000	1,103,412
			2,110,909
United States - 1.2%
Royal Caribbean Cruises Ltd.		25,150	1,884,992

Czech Republic - 0.8%
CEZ AS	(c)	39,800	711,018
Komercni banka as	(c)	15,500	537,509
			1,248,527
Portugal - 0.4%
Jeronimo Martins SGPS SA	(c)	35,000	606,606
Total Common Stocks (Cost $131,572,281)			$138,182,394

Preferred Stocks - 0.7%		Shares	Value
Germany - 0.7%
Henkel AG & Co. KGaA	(c)	7,500	$1,020,757
Total Preferred Stocks (Cost $904,221)			$1,020,757

Money Market Funds - 8.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		3,334,940	$3,334,940
State Street Institutional U.S. Government Money Market Fund
Institutional Class		8,709,822	8,709,822
Total Money Market Funds (Cost $12,044,763)			$12,044,763

Total Investments - 100.5% (Cost $144,521,265)	(e)		$151,247,914
Liabilities in Excess of Other Assets - (0.5)%	(f)		(733,205)
Net Assets - 100.0%			$150,514,709

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2016, the value of these securities totaled $4,044,435, or 2.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $116,561,192, or 77.4% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,260,487, or 0.8% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(f) Includes $625,709 of cash pledged as collateral for the following futures contracts outstanding at September 30, 2016:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin

Long	Borsa Istanbul BIST 30 Index Contracts	October 31, 2016	538	$5,066,615	$5,095,844	$(29,229)	$-
Long	S&P TSX 60 Future	December 15, 2016	41	$7,012,640	$6,999,874	$12,766	$-
Long	MSCI Mini Emerging Markets Future	December 16, 2016	32	$2,730,720	$2,756,264	$(25,544)	$-
Long	MSCI Mini Future	December 16, 2016	32	$1,460,000	$1,471,964	$(11,964)	$-

			643	$16,269,975	$16,323,946	$(53,971)	$-

Details of the foreign currency contracts outstanding in the International Portfolio at September 30, 2016 are as follows:

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
September 13, 2016	December 15, 2016	CITI	$14,910,498	13,206,000	EUR	$14,883,806	$26,692

Counterparties	Currencies
CITI - Citigroup Global Markets, Inc.	EUR - Euro

Sector Classifications (Common stocks & preferred stocks): (Percent of net assets)
Financials	16.6%
Consumer Discretionary	12.7%
Industrials	12.4%
Information Technology	11.6%
Consumer Staples	10.0%
Materials	9.2%
Energy	6.2%
Health Care	5.0%
Telecommunication Services	3.8%
Real Estate	2.9%
Utilities	2.3%
92.5%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 92.9%		Shares	Value
Japan - 19.5%
Aisin Seiki Co. Ltd.	(c)	21,400	$980,412
Alps Electric Co. Ltd.	(c)	14,200	342,756
Chugai Pharmaceutical Co. Ltd.	(c)	34,300	1,239,745
Daifuku Co. Ltd.	(c)	51,800	951,190
Disco Corp.	(c)	4,500	532,961
Don Quijote Holdings Co. Ltd.	(c)	21,600	792,402
Doutor Nichires Holdings Co. Ltd.	(c)	25,900	475,914
Horiba Ltd.	(c)	18,600	916,455
Japan Hotel REIT Investment Corp.	(c)	690	549,272
Kakaku.com, Inc.	(c)	50,101	907,223
Kanamoto Co. Ltd.	(c)	20,200	519,096
K's Holdings Corp.	(c)	25,800	426,440
Kusuri No Aoki Co. Ltd.	(c)	8,200	419,503
Kyowa Hakko Kirin Co. Ltd.	(c)	26,700	421,733
LINE Corp. - ADR	(a)	6,860	332,024
Matsumotokiyoshi Holdings Co. Ltd.	(c)	7,700	397,862
Nidec Corp.	(c)	5,500	508,382
Nitori Holdings Co. Ltd.	(c)	5,100	611,351
Ono Pharmaceutical Co. Ltd.	(c)	7,900	220,572
Shionogi & Co. Ltd.	(c)	11,800	604,555
Sompo Holdings, Inc.	(c)	18,600	551,256
Tsuruha Holdings, Inc.	(c)	3,100	358,362
United Arrows Ltd.	(c)	15,600	380,110
			13,439,576
United Kingdom - 16.3%
Ashtead Group PLC	(c)	58,012	953,387
ASOS PLC	(a)(c)	16,640	1,047,125
Babcock International Group PLC	(c)	24,759	331,473
Booker Group PLC	(c)	241,000	555,920
Croda International PLC	(c)	12,780	576,687
Dialog Semiconductor PLC	(a)(c)	16,400	632,491
Essentra PLC	(c)	93,210	586,891
Howden Joinery Group PLC	(c)	69,879	391,498
ICAP PLC	(c)	63,400	381,814
John Wood Group PLC	(c)	63,045	620,576
LivaNova PLC	(a)	15,576	936,273
London Stock Exchange Group PLC	(c)	24,479	887,056
Pagegroup PLC	(c)	95,627	414,970
Rightmove PLC	(c)	6,198	339,130
Shawbrook Group PLC	(a)(b)(d)	209,545	649,128
St. James's Place PLC	(c)	84,111	1,032,468
Stock Spirits Group PLC	(c)	244,772	488,897
Vectura Group PLC	(a)(d)	226,333	406,306
			11,232,090
France - 10.0%
Accor SA	(c)	20,637	818,861
Advanced Accelerator Applications SA - ADR	(a)	16,927	644,580
Criteo SA - ADR	(a)	13,340	468,367
Edenred	(c)	26,767	625,482
Iliad SA	(c)	2,850	598,319
Ipsen SA	(c)	19,747	1,387,330
Publicis Groupe SA	(c)	9,785	740,409
Teleperformance	(c)	6,108	651,547
Television Francaise 1	(c)	49,920	484,068
Zodiac Aerospace	(c)	20,890	508,412
			6,927,375
Germany - 8.7%
Deutsche Boerse AG	(c)	6,200	484,183
Deutsche Pfandbriefbank AG	(b)(c)	51,246	479,301
Deutz AG	(c)	128,696	650,164
GEA Group AG	(c)	10,569	587,604
HeidelbergCement AG	(c)	10,237	968,131
Kloeckner & Co. SE	(a)(c)	46,239	563,489
OSRAM Licht AG	(c)	10,197	599,036
Rheinmetall AG	(c)	12,484	870,170
SAF-Holland SA	(c)	36,655	474,069
Siltronic AG	(a)(c)	12,630	334,228
			6,010,375
Italy - 5.2%
Anima Holding SpA	(b)(c)	88,836	433,650
Azimut Holding SpA	(c)	22,408	329,710
Enav SpA	(a)(b)(d)	113,471	466,276
Infrastrutture Wireless Italiane SpA	(b)(c)	148,319	729,963
Massimo Zanetti Beverage Group SpA	(b)(d)	60,835	488,624
Yoox Net-A-Porter Group SpA	(a)(c)	37,395	1,158,961
			3,607,184
Netherlands - 4.4%
ABN AMRO Group NV	(b)(c)	36,100	746,409
GrandVision NV	(b)(c)	22,108	613,998
Intertrust NV	(a)(b)(c)	20,963	503,239
Koninklijke DSM NV	(c)	5,864	396,027
NN Group NV	(c)	26,487	813,162
			3,072,835
Canada - 3.5%
Aritzia, Inc.	(a)	14,912	181,861
Canadian Western Bank		33,000	635,123
Eldorado Gold Corp.	(a)	88,934	349,784
Hudson's Bay Co.		29,981	385,289
Mitel Networks Corp.	(a)	61,109	449,019
North West Co., Inc. / The		22,520	443,551
			2,444,627
United States - 2.8%
Nexteer Automotive Group Ltd.	(c)	655,000	856,407
Shire PLC	(c)	16,990	1,098,627
			1,955,034
Switzerland - 2.4%
Julius Baer Group Ltd.	(c)	16,569	675,385
STMicroelectronics NV	(c)	76,500	625,223
Tecan Group AG	(c)	2,170	381,287
			1,681,895
Spain - 2.4%
Cellnex Telecom SA	(b)(c)	48,533	878,288
Cia de Distribucion Integral Logista Holdings SA	(c)	22,500	502,228
Telepizza Group SA	(a)(b)(d)	60,332	273,807
			1,654,323
Hong Kong - 2.0%
Regina Miracle International Holdings Ltd.	(b)(c)	301,000	412,939
Techtronic Industries Co. Ltd.	(c)	248,500	973,447
			1,386,386
Thailand - 2.0%
Central Pattana PCL	(c)	270,000	455,857
CH Karnchang PCL	(c)	637,300	544,946
Minor International PCL	(c)	310,000	350,152
			1,350,955
Mexico - 1.9%
Gruma SAB de CV		25,000	327,983
Grupo Aeroportuario del Sureste SAB de CV - ADR		4,160	609,107
Infraestructura Energetica Nova SAB de CV		101,965	397,190
			1,334,280
China - 1.6%
CT Environmental Group Ltd.	(c)	2,526,000	736,794
Fang Holdings Ltd. - ADR	(a)	84,995	381,628
			1,118,422
South Korea - 1.6%
Amorepacific Corp.	(c)	1,223	433,703
Hotel Shilla Co. Ltd.	(c)	11,518	636,097
			1,069,800
Australia - 1.4%
Link Administration Holdings Ltd.	(c)	99,486	630,965
Viva Energy REIT	(a)(d)	175,816	322,946
			953,911
Israel - 1.3%
Caesarstone Ltd.	(a)	8,914	336,147
Nice Ltd. - ADR		8,009	536,122
			872,269
Ireland - 1.2%
Grafton Group PLC	(c)	49,423	318,261
Smurfit Kappa Group PLC	(c)	23,298	520,771
			839,032
Sweden - 1.1%
Hoist Finance AB	(b)(c)	76,309	735,246

Austria - 1.1%
Erste Group Bank AG	(c)	24,620	729,040

Bermuda - 1.1%
Arch Capital Group Ltd.	(a)	9,140	724,436

Taiwan - 0.8%
Eclat Textile Co. Ltd.	(c)	46,034	551,548
Makalot Industrial Co. Ltd.	(c)	2,902	13,938
			565,486
Denmark - 0.6%
Nets A/S	(a)(b)(d)	18,915	391,262
Total Common Stocks (Cost $57,083,311)			$64,095,839

Closed-End Mutual Funds - 0.4%		Shares	Value
Sprott Physical Gold Trust	(a)	24,561	$268,943
Total Closed-End Mutual Funds (Cost $266,779)			$268,943

Money Market Funds - 3.7%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		2,533,192	$2,533,192
Total Money Market Funds (Cost $2,533,192)			$2,533,192

Total Investments - 97.0% (Cost $59,883,282)	(e)		$66,897,974
Other Assets in Excess of Liabilities - 3.0%			2,064,589
Net Assets - 100.0%			$68,962,563

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2016, the value of these securities totaled $7,802,130, or 11.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $52,959,006, or 76.8% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $2,998,349, or 4.3% of the Portfolio's net assets.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Details of the foreign currency contracts outstanding in the International Small-Mid Company Portfolio at September 30, 2016 are as follows:

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
September 13, 2016	December 15, 2016	JPM	$6,019,585	5,342,000	EUR	$6,020,694	$(1,109)
September 13, 2016	December 15, 2016	JPM	$1,370,386	1,035,000	GBP	$1,343,436	$26,950
			$7,389,971			$7,364,130	$25,841

Counterparties	Currencies
JPM - JPMorgan Chase Bank, N.A.	EUR - Euro
GBP - Pound Sterling

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	19.8%
Industrials	17.3%
Financials	15.7%
Information Technology	10.8%
Health Care	10.7%
Consumer Staples	5.7%
Materials	5.0%
Telecommunication Services	3.3%
Real Estate	2.0%
Utilities	1.7%
Energy	0.9%
92.9%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 98.3%		Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Tesla Motors, Inc. (Automobiles)	(a)	1,970	$401,939
Starbucks Corp. (Hotels, Restaurants & Leisure)		15,265	826,447
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,639	3,046,971
Ctrip.com International Ltd. - ADR (Internet & Direct Marketing Retail)	(a)	12,658	589,483
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	579	851,993
Time Warner, Inc. (Media)		12,032	957,868
Lowe's Cos., Inc. (Specialty Retail)		14,758	1,065,675
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		29,204	816,252
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		38,216	2,012,072
			10,568,700
CONSUMER STAPLES - 2.0%
Costco Wholesale Corp. (Food & Staples Retailing)		7,378	1,125,219

FINANCIALS - 7.9%
Intercontinental Exchange, Inc. (Capital Markets)		6,416	1,728,214
S&P Global, Inc. (Capital Markets)		8,930	1,130,181
TD Ameritrade Holding Corp. (Capital Markets)		42,958	1,513,840
			4,372,235
HEALTH CARE - 20.2%
Celgene Corp. (Biotechnology)	(a)	19,144	2,001,122
DBV Technologies SA - ADR (Biotechnology)	(a)	8,731	317,197
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,156	866,755
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	52,228	1,243,026
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	6,212	544,544
Teleflex, Inc. (Health Care Equip. & Supplies)		3,712	623,802
athenahealth, Inc. (Health Care Technology)	(a)	4,034	508,768
Quintiles IMS Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	16,442	1,332,789
Bristol-Myers Squibb Co. (Pharmaceuticals)		18,760	1,011,539
Zoetis, Inc. (Pharmaceuticals)		51,559	2,681,584
			11,131,126
INDUSTRIALS - 7.5%
General Electric Co. (Industrial Conglomerates)		91,234	2,702,351
Nielsen Holdings PLC (Professional Svs.)		16,628	890,762
Verisk Analytics, Inc. (Professional Svs.)	(a)	6,947	564,652
			4,157,765
INFORMATION TECHNOLOGY - 34.8%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	3,897	3,029,099
CoStar Group, Inc. (Internet Software & Svs.)	(a)	6,645	1,438,842
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	11,894	1,525,643
SPS Commerce, Inc. (Internet Software & Svs.)	(a)	13,618	999,697
Trade Desk, Inc. / The Class A (Internet Software & Svs.)	(a)	14,183	414,285
Mastercard, Inc. Class A (IT Svs.)		23,921	2,434,440
WEX, Inc. (IT Svs.)	(a)	11,186	1,209,095
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	9,783	997,964
Activision Blizzard, Inc. (Software)		29,643	1,313,185
Adobe Systems, Inc. (Software)	(a)	16,344	1,773,978
Atlassian Corp. PLC Class A (Software)	(a)	2,207	66,144
salesforce.com, Inc. (Software)	(a)	24,134	1,721,478
Workday, Inc. Class A (Software)	(a)	9,674	887,009
Apple, Inc. (Tech. Hardware, Storage & Periph.)		12,032	1,360,218
			19,171,077
MATERIALS - 4.2%
Vulcan Materials Co. (Construction Materials)		12,070	1,372,721
Sealed Air Corp. (Containers & Packaging)		20,051	918,737
			2,291,458
REAL ESTATE - 2.5%
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		14,723	1,387,054
Total Common Stocks (Cost $44,434,756)			$54,204,634

Money Market Funds - 2.9%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		114,862	$114,862
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,469,381	1,469,381
Total Money Market Funds (Cost $1,584,243)			$1,584,243

Total Investments - 101.2% (Cost $46,018,999)	(b)		$55,788,877
Liabilities in Excess of Other Assets - (1.2)%			(635,652)
Net Assets - 100.0%			$55,153,225

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 95.6%		Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Gentherm, Inc. (Auto Components)	(a)	37,493	$1,178,030
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	116,394	3,920,150
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	9,449	4,119,953
Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	351,624	1,702,294
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		46,408	2,416,929
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	19,291	455,268
Manchester United PLC Class A (Media)		75,977	1,282,492
National CineMedia, Inc. (Media)		149,546	2,201,317
Monro Muffler Brake, Inc. (Specialty Retail)		20,123	1,230,924
Party City Holdco, Inc. (Specialty Retail)	(a)	37,910	649,019
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	152,944	3,927,602
Williams-Sonoma, Inc. (Specialty Retail)		22,420	1,145,214
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		37,339	3,237,665
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		136,390	3,141,062
			30,607,919
CONSUMER STAPLES - 3.5%
Britvic PLC (Beverages)	(b)	118,984	930,256
Casey's General Stores, Inc. (Food & Staples Retailing)		18,333	2,202,710
Amplify Snack Brands, Inc. (Food Products)	(a)	107,834	1,746,911
Ontex Group NV (Personal Products)	(b)	105,993	3,367,857
			8,247,734
ENERGY - 0.5%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	22,202	1,237,539

FINANCIALS - 6.6%
Bank of the Ozarks, Inc. (Banks)		46,551	1,787,558
Financial Engines, Inc. (Capital Markets)		55,359	1,644,716
LPL Financial Holdings, Inc. (Capital Markets)		79,930	2,390,706
MSCI, Inc. (Capital Markets)		44,502	3,735,498
Pace Holdings Corp. (Capital Markets)	(a)	84,896	882,918
WisdomTree Investments, Inc. (Capital Markets)		112,919	1,161,937
RLI Corp. (Insurance)		32,681	2,234,073
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	18,652	1,807,565
			15,644,971
HEALTH CARE - 21.5%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	45,569	1,449,550
Alder Biopharmaceuticals, Inc. (Biotechnology)	(a)	30,967	1,014,789
DBV Technologies SA - ADR (Biotechnology)	(a)	37,345	1,356,744
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	34,317	2,402,190
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	110,298	1,751,532
Knight Therapeutics, Inc. (Biotechnology)	(a)	92,318	667,079
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	14,945	1,525,287
Puma Biotechnology, Inc. (Biotechnology)	(a)	26,249	1,759,995
Atrion Corp. (Health Care Equip. & Supplies)		2,092	892,447
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	149,403	1,912,358
Globus Medical, Inc. (Health Care Equip. & Supplies)	(a)	73,597	1,661,084
Insulet Corp. (Health Care Equip. & Supplies)	(a)	7,049	288,586
Masimo Corp. (Health Care Equip. & Supplies)	(a)	30,282	1,801,476
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	137,559	1,591,558
Quidel Corp. (Health Care Equip. & Supplies)	(a)	58,942	1,302,029
STERIS PLC (Health Care Equip. & Supplies)		58,450	4,272,695
Trinity Biotech PLC - ADR (Health Care Equip. & Supplies)	(a)	104,778	1,385,165
Wright Medical Group NV (Health Care Equip. & Supplies)	(a)	67,513	1,656,094
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	78,273	1,314,986
Diplomat Pharmacy, Inc. (Health Care Providers & Svs.)	(a)	38,425	1,076,284
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	59,240	2,242,234
athenahealth, Inc. (Health Care Technology)	(a)	18,387	2,318,968
HealthStream, Inc. (Health Care Technology)	(a)	13,304	367,190
Medidata Solutions, Inc. (Health Care Technology)	(a)	26,749	1,491,524
Bio-Techne Corp. (Life Sciences Tools & Svs.)		23,625	2,586,938
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	21,146	631,420
Patheon NV (Life Sciences Tools & Svs.)	(a)	21,710	643,267
Aratana Therapeutics, Inc. (Pharmaceuticals)	(a)	46,802	438,067
Catalent, Inc. (Pharmaceuticals)	(a)	117,971	3,048,371
GW Pharmaceuticals PLC - ADR (Pharmaceuticals)	(a)	12,365	1,641,206
Phibro Animal Health Corp. Class A (Pharmaceuticals)		55,235	1,501,287
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	44,415	2,143,912
Teligent, Inc. (Pharmaceuticals)	(a)	123,292	937,019
			51,073,331
INDUSTRIALS - 13.2%
HEICO Corp. Class A (Aerospace & Defense)		66,539	4,026,275
Sparton Corp. (Aerospace & Defense)	(a)	38,896	1,021,409
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	51,587	1,189,596
AAON, Inc. (Building Products)		12,817	369,386
A.O. Smith Corp. (Building Products)		29,095	2,874,295
SP Plus Corp. (Commercial Svs. & Supplies)	(a)	32,972	843,094
EnerSys (Electrical Equip.)		43,527	3,011,633
Raven Industries, Inc. (Industrial Conglomerates)		45,163	1,040,104
Kennametal, Inc. (Machinery)		44,269	1,284,686
Nordson Corp. (Machinery)		37,313	3,717,494
Proto Labs, Inc. (Machinery)	(a)	24,842	1,488,284
Rexnord Corp. (Machinery)	(a)	154,843	3,315,189
Wabtec Corp. (Machinery)		16,302	1,331,058
Advisory Board Co. / The (Professional Svs.)	(a)	53,109	2,376,097
CEB, Inc. (Professional Svs.)		35,005	1,906,722
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	25,034	1,717,583
			31,512,905
INFORMATION TECHNOLOGY - 32.6%
Belden, Inc. (Electronic Equip., Instr. & Comp.)		56,641	3,907,663
CTS Corp. (Electronic Equip., Instr. & Comp.)		134,103	2,494,316
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		50,265	1,427,526
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	33,555	2,193,826
Alarm.com Holdings, Inc. (Internet Software & Svs.)	(a)	41,999	1,212,091
Apptio, Inc. Class A (Internet Software & Svs.)	(a)	22,786	494,456
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	98,409	1,272,428
Cimpress NV (Internet Software & Svs.)	(a)	20,892	2,113,853
CoStar Group, Inc. (Internet Software & Svs.)	(a)	10,143	2,196,264
Envestnet, Inc. (Internet Software & Svs.)	(a)	66,665	2,429,939
Instructure, Inc. (Internet Software & Svs.)	(a)	36,207	918,572
j2 Global, Inc. (Internet Software & Svs.)		38,602	2,571,279
Zillow Group, Inc. (Internet Software & Svs.)	(a)	44,564	1,535,230
Broadridge Financial Solutions, Inc. (IT Svs.)		85,581	5,801,536
Euronet Worldwide, Inc. (IT Svs.)	(a)	49,942	4,086,754
MAXIMUS, Inc. (IT Svs.)		41,733	2,360,418
WEX, Inc. (IT Svs.)	(a)	32,882	3,554,215
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	278,651	3,432,980
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	71,676	1,234,977
ACI Worldwide, Inc. (Software)	(a)	67,322	1,304,700
Blackbaud, Inc. (Software)		69,044	4,580,379
Cadence Design Systems, Inc. (Software)	(a)	198,662	5,071,841
Descartes Systems Group, Inc. / The (Software)	(a)	90,079	1,938,283
Fleetmatics Group PLC (Software)	(a)	25,011	1,500,160
Guidewire Software, Inc. (Software)	(a)	28,957	1,736,841
Nice Ltd. - ADR (Software)		73,389	4,912,660
Paylocity Holding Corp. (Software)	(a)	50,753	2,256,478
RealPage, Inc. (Software)	(a)	59,473	1,528,456
SS&C Technologies Holdings, Inc. (Software)		171,486	5,513,275
Tyler Technologies, Inc. (Software)	(a)	11,721	2,006,987
			77,588,383
MATERIALS - 2.5%
Sensient Technologies Corp. (Chemicals)		74,722	5,663,928
Valvoline, Inc. (Chemicals)	(a)	8,558	201,027
			5,864,955
REAL ESTATE - 2.3%
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)		88,274	1,684,268
Physicians Realty Trust (Equity Real Estate Investment Trusts)		61,802	1,331,215
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		11,198	1,274,220
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)	61,731	1,134,616
			5,424,319
Total Common Stocks (Cost $193,542,486)			$227,202,056

Master Limited Partnerships - 2.1%	Shares	Value
CONSUMER DISCRETIONARY - 0.9%
Cedar Fair LP (Hotels, Restaurants & Leisure)	37,809	$2,166,078
ENERGY - 1.2%
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)	82,772	2,924,335
Total Master Limited Partnerships (Cost $5,126,461)		$5,090,413

Money Market Funds - 5.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		2,565,802	$2,565,802
State Street Institutional U.S. Government Money Market Fund
Institutional Class		9,640,835	9,640,835
Total Money Market Funds (Cost $12,206,637)			$12,206,637

Total Investments - 102.8% (Cost $210,875,584)	(c)		$244,499,106
Liabilities in Excess of Other Assets - (2.8)%			(6,798,375)
Net Assets - 100.0%			$237,700,731

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)  Non-income producing security.

(b)  Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $6,000,407, or 2.5% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 98.3%		Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	3,192	$1,351,812
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	8,793	1,712,173
Newell Brands, Inc. (Household Durables)		32,310	1,701,445
Expedia, Inc. (Internet & Direct Marketing Retail)		11,363	1,326,289
Advance Auto Parts, Inc. (Specialty Retail)		6,994	1,042,945
Five Below, Inc. (Specialty Retail)	(a)	11,645	469,177
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,640	739,490
Ross Stores, Inc. (Specialty Retail)		28,973	1,862,964
Tractor Supply Co. (Specialty Retail)		5,449	366,990
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	7,066	1,681,567
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	35,466	607,533
PVH Corp. (Textiles, Apparel & Luxury Goods)		4,078	450,619
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	15,572	602,325
			13,915,329
CONSUMER STAPLES - 10.5%
Brown-Forman Corp. Class B (Beverages)		21,714	1,030,112
Molson Coors Brewing Co. Class B (Beverages)		6,977	766,075
Monster Beverage Corp. (Beverages)	(a)	4,349	638,477
Whole Foods Market, Inc. (Food & Staples Retailing)		30,577	866,858
Blue Buffalo Pet Products, Inc. (Food Products)	(a)	42,703	1,014,623
McCormick & Co., Inc. (Food Products)		16,069	1,605,614
Mead Johnson Nutrition Co. (Food Products)		7,207	569,425
TreeHouse Foods, Inc. (Food Products)	(a)	14,682	1,280,124
			7,771,308
ENERGY - 0.7%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	4,798	267,441
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,019	277,310
			544,751
FINANCIALS - 6.1%
Eagle Bancorp, Inc. (Banks)	(a)	18,810	927,897
First Republic Bank (Banks)		10,632	819,833
Affiliated Managers Group, Inc. (Capital Markets)	(a)	8,768	1,268,730
Intercontinental Exchange, Inc. (Capital Markets)		5,540	1,492,254
			4,508,714
HEALTH CARE - 16.4%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,613	442,737
Alkermes PLC (Biotechnology)	(a)	12,969	609,932
Exelixis, Inc. (Biotechnology)	(a)	16,933	216,573
Incyte Corp. (Biotechnology)	(a)	1,569	148,101
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,005	436,486
C.R. Bard, Inc. (Health Care Equip. & Supplies)		6,878	1,542,598
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	9,679	1,166,900
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,246	338,850
Teleflex, Inc. (Health Care Equip. & Supplies)		4,312	724,632
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,695	520,201
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	6,850	1,116,413
Cerner Corp. (Health Care Technology)	(a)	15,509	957,681
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		23,630	1,112,737
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	3,378	1,418,186
Zoetis, Inc. (Pharmaceuticals)		28,229	1,468,190
			12,220,217
INDUSTRIALS - 13.3%
Fortune Brands Home & Security, Inc. (Building Products)		16,487	957,895
AMETEK, Inc. (Electrical Equip.)		14,013	669,541
Hubbell, Inc. (Electrical Equip.)		6,130	660,446
Sensata Technologies Holding NV (Electrical Equip.)	(a)	29,275	1,135,284
Roper Technologies, Inc. (Industrial Conglomerates)		9,529	1,738,757
Fortive Corp. (Machinery)		15,209	774,138
Middleby Corp. / The (Machinery)	(a)	14,016	1,732,658
Xylem, Inc. (Machinery)		32,858	1,723,402
Kansas City Southern (Road & Rail)		5,593	521,939
			9,914,060
INFORMATION TECHNOLOGY - 19.8%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		33,248	2,158,460
Match Group, Inc. (Internet Software & Svs.)	(a)	12,625	224,599
Black Knight Financial Services, Inc. Class A (IT Svs.)	(a)	29,176	1,193,298
Fidelity National Information Services, Inc. (IT Svs.)		24,993	1,925,211
FleetCor Technologies, Inc. (IT Svs.)	(a)	8,608	1,495,468
Global Payments, Inc. (IT Svs.)		11,904	913,751
Total System Services, Inc. (IT Svs.)		11,407	537,840
Qorvo, Inc. (Semiconductors & Equip.)	(a)	9,455	527,022
Electronic Arts, Inc. (Software)	(a)	17,753	1,516,106
Intuit, Inc. (Software)		15,084	1,659,391
Mobileye NV (Software)	(a)	9,928	422,635
Red Hat, Inc. (Software)	(a)	12,494	1,009,890
ServiceNow, Inc. (Software)	(a)	7,720	611,038
Splunk, Inc. (Software)	(a)	9,035	530,174
			14,724,883
MATERIALS - 6.9%
Ashland Global Holdings, Inc. (Chemicals)		11,036	1,279,624
Axalta Coating Systems Ltd. (Chemicals)	(a)	14,951	422,665
RPM International, Inc. (Chemicals)		20,499	1,101,206
Sherwin-Williams Co. / The (Chemicals)		3,977	1,100,277
Valvoline, Inc. (Chemicals)	(a)	11,741	275,796
Avery Dennison Corp. (Containers & Packaging)		12,290	956,039
			5,135,607
REAL ESTATE - 2.0%
Equinix, Inc. (Equity Real Estate Ivestment Trusts)		4,149	1,494,677

TELECOMMUNICATION SERVICES - 3.9%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	21,913	1,016,325
SBA Communications Corp. Class A (Diversified Telecom. Svs.)	(a)	16,877	1,892,924
			2,909,249
Total Common Stocks (Cost $62,601,397)			$73,138,795

Money Market Funds - 1.4%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,028,484	$1,028,484
Total Money Market Funds (Cost $1,028,484)			$1,028,484

Total Investments - 99.7% (Cost $63,629,881)	(b)		$74,167,279
Other Assets in Excess of Liabilities - 0.3%			224,050
Net Assets - 100.0%			$74,391,329

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 97.8%		Shares	Value
CONSUMER DISCRETIONARY - 12.3%
BorgWarner, Inc. (Auto Components)		8,254	$290,376
Delphi Automotive PLC (Auto Components)		11,179	797,286
Goodyear Tire & Rubber Co. / The (Auto Components)		10,756	347,419
Johnson Controls International PLC (Auto Components)		38,685	1,800,013
Ford Motor Co. (Automobiles)		159,930	1,930,355
General Motors Co. (Automobiles)		58,251	1,850,634
Harley-Davidson, Inc. (Automobiles)		7,327	385,327
Genuine Parts Co. (Distributors)		6,103	613,046
LKQ Corp. (Distributors)	(a)	12,586	446,300
H&R Block, Inc. (Diversified Consumer Svs.)		8,979	207,864
Carnival Corp. (Hotels, Restaurants & Leisure)		17,741	866,116
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,193	505,235
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		5,172	317,147
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		13,108	882,562
McDonald's Corp. (Hotels, Restaurants & Leisure)		34,973	4,034,485
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		6,882	515,806
Starbucks Corp. (Hotels, Restaurants & Leisure)		60,105	3,254,085
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4,505	303,322
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		3,254	317,005
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		15,180	1,378,496
D.R. Horton, Inc. (Household Durables)		13,884	419,297
Garmin Ltd. (Household Durables)		4,716	226,887
Harman International Industries, Inc. (Household Durables)		2,860	241,527
Leggett & Platt, Inc. (Household Durables)		5,479	249,733
Lennar Corp. Class A (Household Durables)		7,698	325,933
Mohawk Industries, Inc. (Household Durables)	(a)	2,583	517,478
Newell Brands, Inc. (Household Durables)		19,762	1,040,667
PulteGroup, Inc. (Household Durables)		12,668	253,867
Whirlpool Corp. (Household Durables)		3,092	501,399
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	16,126	13,502,461
Expedia, Inc. (Internet & Direct Marketing Retail)		4,938	576,363
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	17,570	1,731,523
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	2,034	2,993,011
TripAdvisor, Inc. (Internet & Direct Marketing Retail)	(a)	4,683	295,872
Hasbro, Inc. (Leisure Products)		4,625	366,901
Mattel, Inc. (Leisure Products)		13,960	422,709
CBS Corp. Class B (Media)		16,675	912,789
Charter Communications, Inc. Class A (Media)	(a)	8,883	2,398,144
Comcast Corp. Class A (Media)		98,456	6,531,571
Discovery Communications, Inc. Class A (Media)	(a)	6,184	166,473
Discovery Communications, Inc. Class C (Media)	(a)	9,190	241,789
Interpublic Group of Cos., Inc. / The (Media)		16,407	366,696
News Corp. Class A (Media)		15,596	218,032
News Corp. Class B (Media)		4,909	69,806
Omnicom Group, Inc. (Media)		9,694	823,990
Scripps Networks Interactive, Inc. Class A (Media)		3,902	247,738
TEGNA, Inc. (Media)		8,784	192,018
Time Warner, Inc. (Media)		31,878	2,537,808
Twenty-First Century Fox, Inc. Class A (Media)		43,606	1,056,137
Twenty-First Century Fox, Inc. Class B (Media)		19,962	493,860
Viacom, Inc. Class B (Media)		14,230	542,163
Walt Disney Co. / The (Media)		60,593	5,626,666
Dollar General Corp. (Multiline Retail)		10,623	743,504
Dollar Tree, Inc. (Multiline Retail)	(a)	9,662	762,622
Kohl's Corp. (Multiline Retail)		7,361	322,044
Macy's, Inc. (Multiline Retail)		12,642	468,386
Nordstrom, Inc. (Multiline Retail)		4,763	247,104
Target Corp. (Multiline Retail)		23,559	1,618,032
Advance Auto Parts, Inc. (Specialty Retail)		3,018	450,044
AutoNation, Inc. (Specialty Retail)	(a)	2,719	132,442
AutoZone, Inc. (Specialty Retail)	(a)	1,198	920,471
Bed Bath & Beyond, Inc. (Specialty Retail)		6,326	272,714
Best Buy Co., Inc. (Specialty Retail)		11,312	431,892
CarMax, Inc. (Specialty Retail)	(a)	7,847	418,637
Foot Locker, Inc. (Specialty Retail)		5,545	375,507
Gap, Inc. / The (Specialty Retail)		8,982	199,760
Home Depot, Inc. / The (Specialty Retail)		50,637	6,515,969
L Brands, Inc. (Specialty Retail)		9,845	696,731
Lowe's Cos., Inc. (Specialty Retail)		35,846	2,588,440
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,890	1,089,628
Ross Stores, Inc. (Specialty Retail)		16,253	1,045,068
Signet Jewelers Ltd. (Specialty Retail)		3,098	230,894
Staples, Inc. (Specialty Retail)		26,656	227,909
Tiffany & Co. (Specialty Retail)		4,406	320,008
TJX Cos., Inc. / The (Specialty Retail)		26,910	2,012,330
Tractor Supply Co. (Specialty Retail)		5,477	368,876
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	2,402	571,628
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,648	125,929
Coach, Inc. (Textiles, Apparel & Luxury Goods)		11,432	417,954
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		15,483	390,946
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	6,926	324,068
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		55,259	2,909,386
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,288	363,324
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,310	233,633
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	7,516	290,719
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	7,555	255,812
V.F. Corp. (Textiles, Apparel & Luxury Goods)		13,598	762,168
			96,238,766
CONSUMER STAPLES - 9.7%
Brown-Forman Corp. Class B (Beverages)		7,475	354,614
Coca-Cola Co. / The (Beverages)		159,194	6,737,090
Constellation Brands, Inc. Class A (Beverages)		7,260	1,208,717
Dr Pepper Snapple Group, Inc. (Beverages)		7,598	693,773
Molson Coors Brewing Co. Class B (Beverages)		7,550	828,990
Monster Beverage Corp. (Beverages)	(a)	5,539	813,181
PepsiCo, Inc. (Beverages)		58,980	6,415,255
Costco Wholesale Corp. (Food & Staples Retailing)		17,953	2,738,012
CVS Health Corp. (Food & Staples Retailing)		43,696	3,888,507
Kroger Co. / The (Food & Staples Retailing)		38,892	1,154,315
Sysco Corp. (Food & Staples Retailing)		20,930	1,025,779
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		35,041	2,825,005
Wal-Mart Stores, Inc. (Food & Staples Retailing)		62,117	4,479,878
Whole Foods Market, Inc. (Food & Staples Retailing)		13,073	370,620
Archer-Daniels-Midland Co. (Food Products)		23,842	1,005,417
Campbell Soup Co. (Food Products)		7,969	435,904
ConAgra Foods, Inc. (Food Products)		17,081	804,686
General Mills, Inc. (Food Products)		24,467	1,562,952
Hershey Co. / The (Food Products)		5,753	549,987
Hormel Foods Corp. (Food Products)		11,075	420,075
J.M. Smucker Co. / The (Food Products)		4,771	646,661
Kellogg Co. (Food Products)		10,335	800,652
Kraft Heinz Co. / The (Food Products)		24,418	2,185,655
McCormick & Co., Inc. (Food Products)		4,715	471,123
Mead Johnson Nutrition Co. (Food Products)		7,566	597,790
Mondelez International, Inc. Class A (Food Products)		63,750	2,798,625
Tyson Foods, Inc. Class A (Food Products)		12,190	910,227
Church & Dwight Co., Inc. (Household Products)		10,557	505,891
Clorox Co. / The (Household Products)		5,306	664,205
Colgate-Palmolive Co. (Household Products)		36,535	2,708,705
Kimberly-Clark Corp. (Household Products)		14,739	1,859,177
Procter & Gamble Co. / The (Household Products)		109,372	9,816,137
Coty, Inc. Class A (Personal Products)		2,766	64,994
Estee Lauder Cos., Inc. / The Class A (Personal Products)		9,055	801,911
Altria Group, Inc. (Tobacco)		80,074	5,063,079
Philip Morris International, Inc. (Tobacco)		63,578	6,181,053
Reynolds American, Inc. (Tobacco)		33,928	1,599,705
			75,988,347
ENERGY - 7.1%
Baker Hughes, Inc. (Energy Equip. & Svs.)		17,536	885,042
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	9,246	274,329
Halliburton Co. (Energy Equip. & Svs.)		35,290	1,583,815
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		4,429	298,072
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		15,477	568,625
Schlumberger Ltd. (Energy Equip. & Svs.)		56,994	4,482,008
Transocean Ltd. (Energy Equip. & Svs.)	(a)	14,076	150,050
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		22,364	1,416,983
Apache Corp. (Oil, Gas & Consumable Fuels)		15,550	993,178
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		19,063	491,825
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	26,747	167,704
Chevron Corp. (Oil, Gas & Consumable Fuels)		77,314	7,957,157
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		3,893	523,102
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,825	800,064
ConocoPhillips (Oil, Gas & Consumable Fuels)		50,757	2,206,407
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		21,459	946,556
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		22,567	2,182,455
EQT Corp. (Oil, Gas & Consumable Fuels)		7,080	514,150
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		169,940	14,832,363
Hess Corp. (Oil, Gas & Consumable Fuels)		11,031	591,482
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		78,678	1,819,822
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		34,723	548,971
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		21,670	879,585
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		6,633	201,643
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	8,140	353,764
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		17,609	629,346
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		31,308	2,282,979
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		8,624	443,187
Phillips 66 (Oil, Gas & Consumable Fuels)		18,213	1,467,057
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6,951	1,290,453
Range Resources Corp. (Oil, Gas & Consumable Fuels)		7,704	298,530
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	20,223	279,886
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		28,733	1,228,336
Tesoro Corp. (Oil, Gas & Consumable Fuels)		4,868	387,298
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		18,907	1,002,071
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		27,991	860,163
			55,838,458
FINANCIALS - 12.5%
Bank of America Corp. (Banks)		418,218	6,545,112
BB&T Corp. (Banks)		33,380	1,259,094
Citigroup, Inc. (Banks)		119,069	5,623,629
Citizens Financial Group, Inc. (Banks)		21,290	526,076
Comerica, Inc. (Banks)		7,127	337,250
Fifth Third Bancorp (Banks)		31,407	642,587
Huntington Bancshares, Inc. (Banks)		44,487	438,642
JPMorgan Chase & Co. (Banks)		148,028	9,857,185
KeyCorp (Banks)		44,351	539,752
M&T Bank Corp. (Banks)		6,425	745,942
People's United Financial, Inc. (Banks)		12,744	201,610
PNC Financial Services Group, Inc. / The (Banks)		20,139	1,814,323
Regions Financial Corp. (Banks)		51,473	508,039
SunTrust Banks, Inc. (Banks)		20,549	900,046
U.S. Bancorp (Banks)		65,934	2,827,909
Wells Fargo & Co. (Banks)		186,101	8,240,552
Zions Bancorporation (Banks)		8,406	260,754
Affiliated Managers Group, Inc. (Capital Markets)	(a)	2,208	319,498
Ameriprise Financial, Inc. (Capital Markets)		6,616	660,078
Bank of New York Mellon Corp. / The (Capital Markets)		43,756	1,744,989
BlackRock, Inc. (Capital Markets)		5,000	1,812,300
Charles Schwab Corp. / The (Capital Markets)		49,340	1,557,664
CME Group, Inc. (Capital Markets)		13,887	1,451,469
E*TRADE Financial Corp. (Capital Markets)	(a)	11,212	326,493
Franklin Resources, Inc. (Capital Markets)		14,403	512,315
Goldman Sachs Group, Inc. / The (Capital Markets)		15,453	2,492,105
Intercontinental Exchange, Inc. (Capital Markets)		4,882	1,315,016
Invesco Ltd. (Capital Markets)		16,800	525,336
Legg Mason, Inc. (Capital Markets)		3,779	126,521
Moody's Corp. (Capital Markets)		6,855	742,259
Morgan Stanley (Capital Markets)		60,330	1,934,180
Nasdaq, Inc. (Capital Markets)		4,679	316,020
Northern Trust Corp. (Capital Markets)		8,729	593,485
S&P Global, Inc. (Capital Markets)		10,820	1,369,379
State Street Corp. (Capital Markets)		15,025	1,046,191
T. Rowe Price Group, Inc. (Capital Markets)		10,186	677,369
American Express Co. (Consumer Finance)		31,801	2,036,536
Capital One Financial Corp. (Consumer Finance)		20,741	1,489,826
Discover Financial Services (Consumer Finance)		16,542	935,450
Navient Corp. (Consumer Finance)		12,993	188,009
Synchrony Financial (Consumer Finance)		32,467	909,076
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	77,812	11,241,500
Leucadia National Corp. (Diversified Financial Svs.)		13,293	253,099
Aflac, Inc. (Insurance)		16,786	1,206,410
Allstate Corp. / The (Insurance)		15,223	1,053,127
American International Group, Inc. (Insurance)		41,685	2,473,588
Aon PLC (Insurance)		10,885	1,224,454
Arthur J. Gallagher & Co. (Insurance)		7,255	369,062
Assurant, Inc. (Insurance)		2,467	227,581
Chubb Ltd. (Insurance)		19,060	2,394,889
Cincinnati Financial Corp. (Insurance)		6,137	462,853
Hartford Financial Services Group, Inc. / The (Insurance)		15,818	677,327
Lincoln National Corp. (Insurance)		9,541	448,236
Loews Corp. (Insurance)		11,329	466,188
Marsh & McLennan Cos., Inc. (Insurance)		21,239	1,428,323
MetLife, Inc. (Insurance)		45,034	2,000,861
Principal Financial Group, Inc. (Insurance)		10,960	564,550
Progressive Corp. / The (Insurance)		23,848	751,212
Prudential Financial, Inc. (Insurance)		17,907	1,462,107
Torchmark Corp. (Insurance)		4,565	291,658
Travelers Cos., Inc. / The (Insurance)		11,815	1,353,408
Unum Group (Insurance)		9,616	339,541
Willis Towers Watson PLC (Insurance)		5,318	706,071
XL Group Ltd. (Insurance)		11,269	378,976
			98,125,087
HEALTH CARE - 14.3%
AbbVie, Inc. (Biotechnology)		66,742	4,209,418
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	9,190	1,126,143
Amgen, Inc. (Biotechnology)		30,669	5,115,896
Biogen, Inc. (Biotechnology)	(a)	8,980	2,811,009
Celgene Corp. (Biotechnology)	(a)	31,767	3,320,605
Gilead Sciences, Inc. (Biotechnology)		54,083	4,279,047
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,093	1,243,448
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	10,155	885,618
Abbott Laboratories (Health Care Equip. & Supplies)		60,244	2,547,719
Baxter International, Inc. (Health Care Equip. & Supplies)		20,061	954,904
Becton Dickinson and Co. (Health Care Equip. & Supplies)		8,726	1,568,324
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	55,767	1,327,255
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,998	358,161
C.R. Bard, Inc. (Health Care Equip. & Supplies)		3,010	675,083
Danaher Corp. (Health Care Equip. & Supplies)		24,904	1,952,225
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		9,550	567,556
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	8,724	1,051,765
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	11,370	441,497
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,577	1,143,057
Medtronic PLC (Health Care Equip. & Supplies)		56,635	4,893,264
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		11,677	931,358
Stryker Corp. (Health Care Equip. & Supplies)		12,732	1,482,132
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	3,829	381,100
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		8,197	1,065,774
Aetna, Inc. (Health Care Providers & Svs.)		14,377	1,659,825
AmerisourceBergen Corp. (Health Care Providers & Svs.)		7,410	598,580
Anthem, Inc. (Health Care Providers & Svs.)		10,785	1,351,468
Cardinal Health, Inc. (Health Care Providers & Svs.)		13,056	1,014,451
Centene Corp. (Health Care Providers & Svs.)	(a)	6,998	468,586
Cigna Corp. (Health Care Providers & Svs.)		10,515	1,370,315
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	6,783	448,153
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	25,828	1,821,649
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	12,104	915,426
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	3,352	546,309
Humana, Inc. (Health Care Providers & Svs.)		6,109	1,080,621
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	4,192	576,316
McKesson Corp. (Health Care Providers & Svs.)		9,250	1,542,437
Patterson Cos., Inc. (Health Care Providers & Svs.)		3,415	156,885
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		5,697	482,137
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		39,031	5,464,340
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		3,692	454,928
Cerner Corp. (Health Care Technology)	(a)	12,318	760,636
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		13,341	628,228
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	6,008	1,091,413
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,086	455,935
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		4,483	251,541
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		16,158	2,570,091
Waters Corp. (Life Sciences Tools & Svs.)	(a)	3,302	523,334
Allergan PLC (Pharmaceuticals)	(a)	16,227	3,737,240
Bristol-Myers Squibb Co. (Pharmaceuticals)		68,476	3,692,226
Eli Lilly & Co. (Pharmaceuticals)		39,810	3,195,151
Endo International PLC (Pharmaceuticals)	(a)	8,125	163,719
Johnson & Johnson (Pharmaceuticals)		112,123	13,245,090
Mallinckrodt PLC (Pharmaceuticals)	(a)	4,415	308,079
Merck & Co., Inc. (Pharmaceuticals)		113,326	7,072,676
Mylan NV (Pharmaceuticals)	(a)	18,852	718,638
Perrigo Co. PLC (Pharmaceuticals)		5,872	542,162
Pfizer, Inc. (Pharmaceuticals)		248,586	8,419,608
Zoetis, Inc. (Pharmaceuticals)		20,288	1,055,179
			112,715,730
INDUSTRIALS - 9.5%
Boeing Co. / The (Aerospace & Defense)		23,777	3,132,382
General Dynamics Corp. (Aerospace & Defense)		11,761	1,824,837
L-3 Communications Holdings, Inc. (Aerospace & Defense)		3,166	477,211
Lockheed Martin Corp. (Aerospace & Defense)		10,346	2,480,143
Northrop Grumman Corp. (Aerospace & Defense)		7,318	1,565,686
Raytheon Co. (Aerospace & Defense)		12,093	1,646,220
Rockwell Collins, Inc. (Aerospace & Defense)		5,325	449,110
Textron, Inc. (Aerospace & Defense)		11,043	438,959
TransDigm Group, Inc. (Aerospace & Defense)	(a)	2,052	593,274
United Technologies Corp. (Aerospace & Defense)		31,898	3,240,837
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,849	412,121
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,420	382,278
FedEx Corp. (Air Freight & Logistics)		10,011	1,748,721
United Parcel Service, Inc. Class B (Air Freight & Logistics)		28,330	3,098,169
Alaska Air Group, Inc. (Airlines)		5,044	332,198
American Airlines Group, Inc. (Airlines)		21,717	795,059
Delta Air Lines, Inc. (Airlines)		30,693	1,208,076
Southwest Airlines Co. (Airlines)		25,419	988,545
United Continental Holdings, Inc. (Airlines)	(a)	12,023	630,847
Allegion PLC (Building Products)		3,930	270,816
Fortune Brands Home & Security, Inc. (Building Products)		6,307	366,437
Masco Corp. (Building Products)		13,543	464,660
Cintas Corp. (Commercial Svs. & Supplies)		3,502	394,325
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		7,593	137,889
Republic Services, Inc. (Commercial Svs. & Supplies)		9,555	482,050
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	3,485	279,288
Waste Management, Inc. (Commercial Svs. & Supplies)		16,676	1,063,262
Fluor Corp. (Construction & Engineering)		5,707	292,883
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	4,976	257,359
Quanta Services, Inc. (Construction & Engineering)	(a)	6,191	173,286
Acuity Brands, Inc. (Electrical Equip.)		1,799	476,015
AMETEK, Inc. (Electrical Equip.)		9,526	455,152
Eaton Corp. PLC (Electrical Equip.)		18,634	1,224,440
Emerson Electric Co. (Electrical Equip.)		26,373	1,437,592
Rockwell Automation, Inc. (Electrical Equip.)		5,303	648,769
3M Co. (Industrial Conglomerates)		24,769	4,365,041
General Electric Co. (Industrial Conglomerates)		367,254	10,878,063
Honeywell International, Inc. (Industrial Conglomerates)		31,182	3,635,509
Roper Technologies, Inc. (Industrial Conglomerates)		4,153	757,798
Caterpillar, Inc. (Machinery)		23,944	2,125,509
Cummins, Inc. (Machinery)		6,358	814,778
Deere & Co. (Machinery)		11,855	1,011,824
Dover Corp. (Machinery)		6,362	468,498
Flowserve Corp. (Machinery)		5,343	257,746
Fortive Corp. (Machinery)		12,321	627,139
Illinois Tool Works, Inc. (Machinery)		13,092	1,568,945
Ingersoll-Rand PLC (Machinery)		10,574	718,398
PACCAR, Inc. (Machinery)		14,365	844,375
Parker-Hannifin Corp. (Machinery)		5,487	688,783
Pentair PLC (Machinery)		6,829	438,695
Snap-on, Inc. (Machinery)		2,380	361,665
Stanley Black & Decker, Inc. (Machinery)		6,164	758,049
Xylem, Inc. (Machinery)		7,344	385,193
Dun & Bradstreet Corp. / The (Professional Svs.)		1,488	203,291
Equifax, Inc. (Professional Svs.)		4,891	658,231
Nielsen Holdings PLC (Professional Svs.)		13,767	737,498
Robert Half International, Inc. (Professional Svs.)		5,334	201,945
Verisk Analytics, Inc. (Professional Svs.)	(a)	6,440	523,443
CSX Corp. (Road & Rail)		38,769	1,182,454
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,602	292,266
Kansas City Southern (Road & Rail)		4,425	412,941
Norfolk Southern Corp. (Road & Rail)		12,030	1,167,632
Ryder System, Inc. (Road & Rail)		2,192	144,562
Union Pacific Corp. (Road & Rail)		34,135	3,329,187
Fastenal Co. (Trading Companies & Distributors)		11,842	494,759
United Rentals, Inc. (Trading Companies & Distributors)	(a)	3,531	277,148
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,278	512,186
			74,712,447
INFORMATION TECHNOLOGY - 20.8%
Cisco Systems, Inc. (Communications Equip.)		206,130	6,538,444
F5 Networks, Inc. (Communications Equip.)	(a)	2,714	338,273
Harris Corp. (Communications Equip.)		5,090	466,295
Juniper Networks, Inc. (Communications Equip.)		15,695	377,622
Motorola Solutions, Inc. (Communications Equip.)		6,833	521,221
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		12,652	821,368
Corning, Inc. (Electronic Equip., Instr. & Comp.)		42,494	1,004,983
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		5,626	176,769
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		14,572	938,145
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	7,158	379,302
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	12,083	9,715,457
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	12,110	9,412,982
eBay, Inc. (Internet Software & Svs.)	(a)	43,031	1,415,720
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	95,200	12,211,304
VeriSign, Inc. (Internet Software & Svs.)	(a)	3,807	297,860
Yahoo!, Inc. (Internet Software & Svs.)	(a)	35,886	1,546,687
Accenture PLC Class A (IT Svs.)		25,514	3,117,045
Alliance Data Systems Corp. (IT Svs.)	(a)	2,398	514,443
Automatic Data Processing, Inc. (IT Svs.)		18,695	1,648,899
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	24,874	1,186,739
CSRA, Inc. (IT Svs.)		5,968	160,539
Fidelity National Information Services, Inc. (IT Svs.)		13,435	1,034,898
Fiserv, Inc. (IT Svs.)	(a)	9,009	896,125
Global Payments, Inc. (IT Svs.)		6,296	483,281
International Business Machines Corp. (IT Svs.)		35,647	5,662,526
Mastercard, Inc. Class A (IT Svs.)		39,300	3,999,561
Paychex, Inc. (IT Svs.)		13,150	760,990
PayPal Holdings, Inc. (IT Svs.)	(a)	46,000	1,884,620
Teradata Corp. (IT Svs.)	(a)	5,344	165,664
Total System Services, Inc. (IT Svs.)		6,781	319,724
Visa, Inc. (IT Svs.)		77,311	6,393,620
Western Union Co. / The (IT Svs.)		20,007	416,546
Xerox Corp. (IT Svs.)		34,883	353,365
Analog Devices, Inc. (Semiconductors & Equip.)		12,601	812,134
Applied Materials, Inc. (Semiconductors & Equip.)		44,298	1,335,585
Broadcom Ltd. (Semiconductors & Equip.)		16,210	2,796,549
First Solar, Inc. (Semiconductors & Equip.)	(a)	3,147	124,275
Intel Corp. (Semiconductors & Equip.)		193,888	7,319,272
KLA-Tencor Corp. (Semiconductors & Equip.)		6,393	445,656
Lam Research Corp. (Semiconductors & Equip.)		6,568	622,055
Linear Technology Corp. (Semiconductors & Equip.)		9,824	582,465
Microchip Technology, Inc. (Semiconductors & Equip.)		8,823	548,261
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	42,556	756,646
NVIDIA Corp. (Semiconductors & Equip.)		21,926	1,502,370
Qorvo, Inc. (Semiconductors & Equip.)	(a)	5,242	292,189
QUALCOMM, Inc. (Semiconductors & Equip.)		60,394	4,136,989
Skyworks Solutions, Inc. (Semiconductors & Equip.)		7,684	585,060
Texas Instruments, Inc. (Semiconductors & Equip.)		41,114	2,885,381
Xilinx, Inc. (Semiconductors & Equip.)		10,388	564,484
Activision Blizzard, Inc. (Software)		27,957	1,238,495
Adobe Systems, Inc. (Software)	(a)	20,421	2,216,495
Autodesk, Inc. (Software)	(a)	8,002	578,785
CA, Inc. (Software)		12,877	425,971
Citrix Systems, Inc. (Software)	(a)	6,382	543,874
Electronic Arts, Inc. (Software)	(a)	12,326	1,052,640
Intuit, Inc. (Software)		10,042	1,104,720
Microsoft Corp. (Software)		319,356	18,394,906
Oracle Corp. (Software)		123,341	4,844,834
Red Hat, Inc. (Software)	(a)	7,422	599,920
salesforce.com, Inc. (Software)	(a)	26,389	1,882,327
Symantec Corp. (Software)		25,228	633,223
Apple, Inc. (Tech. Hardware, Storage & Periph.)		220,832	24,965,058
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		68,101	1,549,298
HP, Inc. (Tech. Hardware, Storage & Periph.)		70,116	1,088,901
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		11,420	409,064
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		12,238	471,775
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		11,650	681,175
			163,151,849
MATERIALS - 2.8%
Air Products & Chemicals, Inc. (Chemicals)		8,875	1,334,267
Albemarle Corp. (Chemicals)		4,606	393,767
CF Industries Holdings, Inc. (Chemicals)		9,555	232,664
Dow Chemical Co. / The (Chemicals)		46,180	2,393,509
Eastman Chemical Co. (Chemicals)		6,051	409,532
Ecolab, Inc. (Chemicals)		10,755	1,309,099
E.I. du Pont de Nemours & Co. (Chemicals)		35,832	2,399,669
FMC Corp. (Chemicals)		5,484	265,097
International Flavors & Fragrances, Inc. (Chemicals)		3,261	466,225
LyondellBasell Industries NV Class A (Chemicals)		13,970	1,126,820
Monsanto Co. (Chemicals)		17,933	1,832,753
Mosaic Co. / The (Chemicals)		14,352	351,050
PPG Industries, Inc. (Chemicals)		10,913	1,127,968
Praxair, Inc. (Chemicals)		11,689	1,412,382
Sherwin-Williams Co. / The (Chemicals)		3,288	909,658
Martin Marietta Materials, Inc. (Construction Materials)		2,600	465,686
Vulcan Materials Co. (Construction Materials)		5,453	620,170
Avery Dennison Corp. (Containers & Packaging)		3,641	283,233
Ball Corp. (Containers & Packaging)		7,141	585,205
International Paper Co. (Containers & Packaging)		16,852	808,559
Owens-Illinois, Inc. (Containers & Packaging)	(a)	6,643	122,165
Sealed Air Corp. (Containers & Packaging)		8,061	369,355
WestRock Co. (Containers & Packaging)		10,299	499,296
Alcoa, Inc. (Metals & Mining)		53,907	546,617
Freeport-McMoRan, Inc. (Metals & Mining)		50,080	543,869
Newmont Mining Corp. (Metals & Mining)		21,745	854,361
Nucor Corp. (Metals & Mining)		13,047	645,174
			22,308,150
REAL ESTATE - 3.0%
American Tower Corp. (Equity Real Estate Investment Trusts)		17,437	1,976,135
Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts)		6,418	294,650
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)		5,627	1,000,706
Boston Properties, Inc. (Equity Real Estate Investment Trusts)		6,299	858,491
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		13,834	1,303,301
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)		6,019	584,565
Equinix, Inc. (Equity Real Estate Investment Trusts)		2,913	1,049,408
Equity Residential (Equity Real Estate Investment Trusts)		14,981	963,728
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)		2,685	597,950
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)		5,155	409,359
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)		2,906	447,321
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)		23,931	660,496
HCP, Inc. (Equity Real Estate Investment Trusts)		19,163	727,236
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)		30,429	473,780
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)		10,034	376,576
Kimco Realty Corp. (Equity Real Estate Investment Trusts)		17,214	498,345
Macerich Co. / The (Equity Real Estate Investment Trusts)		4,944	399,821
Prologis, Inc. (Equity Real Estate Investment Trusts)		21,595	1,156,196
Public Storage (Equity Real Estate Investment Trusts)		6,111	1,363,609
Realty Income Corp. (Equity Real Estate Investment Trusts)		10,597	709,257
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)		12,877	2,665,668
SL Green Realty Corp. (Equity Real Estate Investment Trusts)		4,112	444,507
UDR, Inc. (Equity Real Estate Investment Trusts)		10,944	393,875
Ventas, Inc. (Equity Real Estate Investment Trusts)		14,399	1,017,001
Vornado Realty Trust (Equity Real Estate Investment Trusts)		7,042	712,721
Welltower, Inc. (Equity Real Estate Investment Trusts)		14,669	1,096,801
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)		30,685	980,079
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	12,241	342,503
			23,504,085
TELECOMMUNICATION SERVICES - 2.6%
AT&T, Inc. (Diversified Telecom. Svs.)		252,125	10,238,796
CenturyLink, Inc. (Diversified Telecom. Svs.)		22,376	613,774
Frontier Communications Corp. (Diversified Telecom. Svs.)		48,075	199,992
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	11,935	553,545
Verizon Communications, Inc. (Diversified Telecom. Svs.)		167,057	8,683,623
			20,289,730
UTILITIES - 3.2%
Alliant Energy Corp. (Electric Utilities)		9,316	356,896
American Electric Power Co., Inc. (Electric Utilities)		20,151	1,293,896
Duke Energy Corp. (Electric Utilities)		28,235	2,259,929
Edison International (Electric Utilities)		13,353	964,754
Entergy Corp. (Electric Utilities)		7,335	562,815
Eversource Energy (Electric Utilities)		13,000	704,340
Exelon Corp. (Electric Utilities)		37,822	1,259,094
FirstEnergy Corp. (Electric Utilities)		17,425	576,419
NextEra Energy, Inc. (Electric Utilities)		19,142	2,341,449
PG&E Corp. (Electric Utilities)		20,430	1,249,703
Pinnacle West Capital Corp. (Electric Utilities)		4,556	346,210
PPL Corp. (Electric Utilities)		27,790	960,700
Southern Co. / The (Electric Utilities)		40,110	2,057,643
Xcel Energy, Inc. (Electric Utilities)		20,817	856,411
AES Corp. (Ind. Power & Renewable Elec.)		27,011	347,091
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		12,921	144,844
Ameren Corp. (Multi-Utilities)		9,944	489,046
CenterPoint Energy, Inc. (Multi-Utilities)		17,650	410,010
CMS Energy Corp. (Multi-Utilities)		11,435	480,384
Consolidated Edison, Inc. (Multi-Utilities)		12,475	939,368
Dominion Resources, Inc. (Multi-Utilities)		25,645	1,904,654
DTE Energy Co. (Multi-Utilities)		7,354	688,849
NiSource, Inc. (Multi-Utilities)		13,204	318,348
Public Service Enterprise Group, Inc. (Multi-Utilities)		20,734	868,133
SCANA Corp. (Multi-Utilities)		5,857	423,871
Sempra Energy (Multi-Utilities)		10,237	1,097,304
WEC Energy Group, Inc. (Multi-Utilities)		12,935	774,548
American Water Works Co., Inc. (Water Utilities)		7,291	545,658
			25,222,367
Total Common Stocks (Cost $616,776,311)			$768,095,016

Warrants - 0.0%	Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
HealthSouth Corp. (Health Care Providers & Svs.)	46	$110
Total Warrants (Cost $0)		$110

Money Market Funds - 1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		74,826	$74,826
State Street Institutional U.S. Government Money Market Fund
Institutional Class		8,308,897	8,308,897
Total Money Market Funds (Cost $8,383,723)			$8,383,723

Total Investments - 98.9% (Cost $625,160,034)	(b)		$776,478,849
Other Assets in Excess of Liabilities - 1.1%	(c)		8,569,781
Net Assets - 100.0%			$785,048,630

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(c) Includes $262,592 of cash pledged as collateral for the following futures contracts outstanding at September 30, 2016:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	CME E-mini S&P 500 Future Contracts (United States)	December 16, 2016	107	$11,558,140	$11,468,946	$89,194	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 68.1%		Shares	Value
CONSUMER DISCRETIONARY - 2.0%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		14,000	$858,480
McDonald's Corp. (Hotels, Restaurants & Leisure)		76,145	8,784,087
			9,642,567
CONSUMER STAPLES - 18.1%
Coca-Cola Co. / The (Beverages)		143,050	6,053,876
Diageo PLC (Beverages)	(a)	156,000	4,468,395
PepsiCo, Inc. (Beverages)		36,700	3,991,859
General Mills, Inc. (Food Products)		48,200	3,079,016
Kraft Heinz Co. / The (Food Products)		85,130	7,619,986
Kimberly-Clark Corp. (Household Products)		53,475	6,745,337
Procter & Gamble Co. / The (Household Products)		140,350	12,596,412
Unilever PLC (Personal Products)	(a)	158,600	7,504,965
Altria Group, Inc. (Tobacco)		198,195	12,531,870
Philip Morris International, Inc. (Tobacco)		147,045	14,295,715
Reynolds American, Inc. (Tobacco)		199,340	9,398,881
			88,286,312
ENERGY - 6.0%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,281,300	7,468,358
Chevron Corp. (Oil, Gas & Consumable Fuels)		110,980	11,422,062
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		110,000	9,600,800
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,200	816,704
			29,307,924
HEALTH CARE - 12.8%
AbbVie, Inc. (Biotechnology)		220,700	13,919,549
AstraZeneca PLC (Pharmaceuticals)	(a)	81,755	5,293,787
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	527,756	11,240,424
Johnson & Johnson (Pharmaceuticals)		38,160	4,507,841
Merck & Co., Inc. (Pharmaceuticals)		244,300	15,246,763
Sanofi (Pharmaceuticals)	(a)	165,036	12,567,639
			62,776,003
REAL ESTATE - 5.6%
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		73,500	6,924,435
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)		31,870	3,095,214
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)		83,000	4,220,550
Realty Income Corp. (Equity Real Estate Investment Trusts)		52,800	3,533,904
Ventas, Inc. (Equity Real Estate Investment Trusts)		74,530	5,264,054
Welltower, Inc. (Equity Real Estate Investment Trusts)		56,800	4,246,936
			27,285,093
TELECOMMUNICATION SERVICES - 11.3%
AT&T, Inc. (Diversified Telecom. Svs.)		373,223	15,156,586
BCE, Inc. (Diversified Telecom. Svs.)		233,780	10,796,700
Verizon Communications, Inc. (Diversified Telecom. Svs.)		294,101	15,287,370
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		486,393	14,178,356
			55,419,012
UTILITIES - 12.3%
American Electric Power Co., Inc. (Electric Utilities)		50,600	3,249,026
Duke Energy Corp. (Electric Utilities)		159,906	12,798,876
PPL Corp. (Electric Utilities)		230,900	7,982,213
Southern Co. / The (Electric Utilities)		254,360	13,048,668
Consolidated Edison, Inc. (Multi-Utilities)		47,000	3,539,100
Dominion Resources, Inc. (Multi-Utilities)		83,225	6,181,121
National Grid PLC (Multi-Utilities)	(a)	929,800	13,131,391
			59,930,395
Total Common Stocks (Cost $293,221,210)			$332,647,306

Money Market Funds - 1.2%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		273,463	$273,463
State Street Institutional U.S. Government Money Market Fund
Institutional Class		5,728,505	5,728,505
Total Money Market Funds (Cost $6,001,968)			$6,001,968

Total Investments - 69.3% (Cost $299,223,178)	(b)		$338,649,274
Other Assets in Excess of Liabilities - 30.7%			149,728,925
Net Assets - 100.0%			$488,378,199

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $61,674,959, or 12.6% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Corporate Bonds - 64.9%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 17.6%
Adient Global Holdings Ltd. (Auto Components)	(b)	4.875%	08/15/2026	$350,000	$350,000
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	125,000	132,031
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	400,000	417,000
Dana Financing Luxembourg Sarl (Auto Components)	(b)	6.500%	06/01/2026	425,000	445,400
Gates Global LLC / Gates Global Co. (Auto Components)	(b)	6.000%	07/15/2022	1,050,000	997,500
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	300,000	312,000
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	200,000	205,250
IHO Verwaltung GmbH (Auto Components)	(b)(c)	4.750%, 5.500% PIK	09/15/2026	300,000	301,500
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	550,000	538,312
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	725,000	767,594
Lear Corp. (Auto Components)		5.375%	03/15/2024	75,000	80,531
Lear Corp. (Auto Components)		5.250%	01/15/2025	100,000	108,500
MPG Holdco I, Inc. (Auto Components)		7.375%	10/15/2022	625,000	640,625
Omega U.S. Sub, LLC (Auto Components)	(b)	8.750%	07/15/2023	325,000	353,437
Tenneco, Inc. (Auto Components)		5.000%	07/15/2026	100,000	101,375
ZF North America Capital, Inc. (Auto Components)	(b)	4.750%	04/29/2025	325,000	341,250
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	318,900
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	464,062
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	04/01/2022	1,175,000	1,230,812
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	01/15/2024	350,000	364,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.125%	01/15/2024	200,000	208,000
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.875%	05/15/2023	525,000	569,840
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	6.375%	04/01/2026	150,000	160,875
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	06/01/2024	375,000	395,625
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	525,000	484,312
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/01/2023	300,000	323,250
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/15/2026	125,000	134,375
Hilton Domestic Operations (Hotels, Restaurants & Leisure)	(b)	4.250%	09/01/2024	250,000	255,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(b)	5.000%	06/01/2024	150,000	156,750
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(b)	5.250%	06/01/2026	300,000	317,250
MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	05/01/2024	50,000	54,235
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	750,000	870,000
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	150,000	168,000
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	450,000	438,750
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)		9.750%	09/01/2021	625,000	674,219
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	7.875%	10/15/2024	625,000	625,781
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	225,000	235,125
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		5.875%	11/01/2021	900,000	929,250
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	05/01/2024	525,000	527,625
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	6.125%	08/15/2021	475,000	490,437
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(b)	5.875%	05/15/2021	1,400,000	1,414,000
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	630,000	633,150
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	625,000	661,012
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3.875%	11/01/2023	225,000	221,625
RSI Home Products, Inc. (Household Durables)	(b)	6.500%	03/15/2023	775,000	817,625
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	1,175,000	1,227,875
Tempur Sealy International, Inc. (Household Durables)	(b)	5.500%	06/15/2026	150,000	154,500
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Products)		7.875%	05/01/2020	800,000	664,000
Vista Outdoor, Inc. (Leisure Products)	(b)	5.875%	10/01/2023	275,000	287,375
Acosta, Inc. (Media)	(b)	7.750%	10/01/2022	1,275,000	1,048,687
Altice Financing SA (Media)	(b)	6.625%	02/15/2023	100,000	102,625
Altice SA (Media)	(b)	7.750%	05/15/2022	975,000	1,040,813
Altice SA (Media)	(b)	7.625%	02/15/2025	425,000	437,219
Altice U.S. Finance I Corp. (Media)	(b)	5.375%	07/15/2023	375,000	387,656
AMC Networks, Inc. (Media)		5.000%	04/01/2024	375,000	376,875
Cablevision Systems Corp. (Media)		5.875%	09/15/2022	200,000	182,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	400,000	419,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	156,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	344,094
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,275,000	1,354,687
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.375%	05/01/2025	175,000	183,531
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.875%	05/01/2027	150,000	159,750
Altice U.S. Finance II Corp. (Media)	(b)	7.750%	07/15/2025	325,000	351,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	750,000	750,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	100,000	99,751
Clear Channel International BV (Media)	(b)	8.750%	12/15/2020	50,000	53,500
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	277,062
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	725,000	754,906
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	275,000	111,375
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,525,000	1,570,750
DISH DBS Corp. (Media)	(b)	7.750%	07/01/2026	50,000	53,125
EMI Music Publishing Group North America Holdings, Inc. (Media)	(b)	7.625%	06/15/2024	275,000	297,344
Entercom Radio LLC (Media)		10.500%	12/01/2019	500,000	520,625
Expo Event Transco, Inc. (Media)	(b)	9.000%	06/15/2021	800,000	831,000
Gannett Co., Inc. (Media)	(b)	5.500%	09/15/2024	75,000	77,437
Gray Television, Inc. (Media)	(b)	5.875%	07/15/2026	400,000	403,000
Gray Television, Inc. (Media)	(b)	5.125%	10/15/2024	250,000	245,312
iHeartCommunications, Inc. (Media)		9.000%	03/01/2021	700,000	521,500
Intelsat Jackson Holdings SA (Media)		7.250%	10/15/2020	125,000	96,875
Intelsat Jackson Holdings SA (Media)		7.500%	04/01/2021	625,000	471,875
Intelsat Jackson Holdings SA (Media)		5.500%	08/01/2023	550,000	380,875
Intelsat Jackson Holdings SA (Media)	(b)	8.000%	02/15/2024	350,000	350,875
Intelsat Luxembourg SA (Media)		7.750%	06/01/2021	325,000	108,062
Intelsat Luxembourg SA (Media)		8.125%	06/01/2023	750,000	253,125
Lamar Media Corp. (Media)		5.375%	01/15/2024	275,000	289,437
LIN Television Corp. (Media)		5.875%	11/15/2022	350,000	366,625
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance (Media)	(b)	7.875%	05/15/2024	250,000	270,000
Nexstar Broadcasting, Inc. (Media)	(b)	6.125%	02/15/2022	475,000	490,437
Nexstar Escrow Corp. (Media)	(b)	5.625%	08/01/2024	75,000	75,562
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	5.000%	04/15/2022	1,250,000	1,290,625
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	02/15/2022	300,000	312,000
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	02/15/2024	300,000	312,000
Radio One, Inc. (Media)	(b)	9.250%	02/15/2020	650,000	606,125
Radio One, Inc. (Media)	(b)	7.375%	04/15/2022	425,000	427,125
Regal Entertainment Group (Media)		5.750%	02/01/2025	550,000	554,125
Regal Entertainment Group (Media)		5.750%	03/15/2022	100,000	103,000
Sinclair Television Group, Inc. (Media)	(b)	5.625%	08/01/2024	875,000	894,687
Sinclair Television Group, Inc. (Media)	(b)	5.875%	03/15/2026	125,000	130,000
Sinclair Television Group, Inc. (Media)	(b)	5.125%	02/15/2027	250,000	244,375
Sirius XM Radio, Inc. (Media)	(b)	4.625%	05/15/2023	1,175,000	1,175,000
Sirius XM Radio, Inc. (Media)	(b)	6.000%	07/15/2024	275,000	293,219
Sirius XM Radio, Inc. (Media)	(b)	5.375%	04/15/2025	150,000	154,875
Sirius XM Radio, Inc. (Media)	(b)	5.375%	07/15/2026	100,000	102,750
TEGNA, Inc. (Media)		6.375%	10/15/2023	700,000	752,500
Townsquare Media, Inc. (Media)	(b)	6.500%	04/01/2023	500,000	507,500
Tribune Media Co. (Media)		5.875%	07/15/2022	750,000	758,906
Unitymedia KabelBW GmbH (Media)	(b)	6.125%	01/15/2025	425,000	445,719
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.500%	01/15/2023	475,000	491,625
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.000%	01/15/2025	200,000	202,500
Lynx II Corp. (Media)	(b)	6.375%	04/15/2023	475,000	498,750
Virgin Media Finance PLC (Media)	(b)	6.000%	10/15/2024	200,000	207,002
Virgin Media Finance PLC (Media)	(b)	5.750%	01/15/2025	400,000	405,000
Virgin Media Secured Finance PLC (Media)	(b)	5.250%	01/15/2026	425,000	431,375
Virgin Media Secured Finance PLC (Media)	(b)	5.500%	08/15/2026	200,000	204,000
WMG Acquisition Corp. (Media)	(b)	5.000%	08/01/2023	75,000	76,125
Ziggo Bond Finance BV (Media)	(b)	6.000%	01/15/2027	450,000	446,625
Ziggo Secured Finance BV (Media)	(b)	5.500%	01/15/2027	600,000	598,500
J.C. Penney Corp., Inc. (Multiline Retail)	(b)	5.875%	07/01/2023	75,000	78,000
Argos Merger Sub, Inc. (Specialty Retail)	(b)	7.125%	03/15/2023	1,200,000	1,260,000
Michaels Stores, Inc. (Specialty Retail)	(b)	5.875%	12/15/2020	575,000	596,562
Neiman Marcus Group Ltd., Inc. (Specialty Retail)	(b)(c)	8.750%, 9.500% PIK	10/15/2021	275,000	217,250
Party City Holdings, Inc. (Specialty Retail)	(b)	6.125%	08/15/2023	675,000	719,719
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		5.625%	12/01/2025	100,000	107,625
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.875%	05/15/2026	125,000	127,812
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	06/01/2021	625,000	646,875
					55,214,563
CONSUMER STAPLES - 2.1%
Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC (Food & Staples Retailing)	(b)	6.625%	06/15/2024	450,000	468,000
Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC (Food & Staples Retailing)	(b)	5.750%	03/15/2025	325,000	324,187
Performance Food Group, Inc. (Food & Staples Retailing)	(b)	5.500%	06/01/2024	75,000	77,437
Rite Aid Corp. (Food & Staples Retailing)	(b)	6.125%	04/01/2023	550,000	592,625
U.S. Foods, Inc. (Food & Staples Retailing)	(b)	5.875%	06/15/2024	550,000	572,000
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(b)	6.500%	05/01/2022	1,100,000	1,083,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		4.875%	05/01/2021	450,000	461,812
Post Holdings, Inc. (Food Products)	(b)	6.000%	12/15/2022	100,000	105,625
Post Holdings, Inc. (Food Products)	(b)	7.750%	03/15/2024	225,000	252,000
Post Holdings, Inc. (Food Products)	(b)	8.000%	07/15/2025	700,000	801,062
Post Holdings, Inc. (Food Products)	(b)	5.000%	08/15/2026	525,000	522,375
Sun Merger Sub., Inc. (Food Products)	(b)	5.875%	08/01/2021	100,000	104,500
Spectrum Brands, Inc. (Household Products)		6.125%	12/15/2024	175,000	189,495
Spectrum Brands, Inc. (Household Products)		5.750%	07/15/2025	400,000	432,000
First Quality Finance Co., Inc. (Personal Products)	(b)	4.625%	05/15/2021	750,000	744,375
					6,730,993
ENERGY - 7.5%
CGG SA (Energy Equip. & Svs.)		6.875%	01/15/2022	300,000	153,000
Weatherford International Ltd. (Energy Equip. & Svs.)		7.000%	03/15/2038	350,000	257,250
Weatherford International Ltd. (Energy Equip. & Svs.)		8.250%	06/15/2023	375,000	371,250
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	09/15/2024	425,000	430,312
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/01/2020	725,000	748,562
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.125%	12/01/2022	200,000	201,500
Callon Petroleum Corp. (Oil, Gas & Consumable Fuels)	(b)	6.125%	10/01/2024	125,000	129,375
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	575,000	595,125
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	04/15/2023	100,000	99,000
Cheniere Corpus Christi Holdings, LLC (Oil, Gas & Consumable Fuels)	(b)	7.000%	06/30/2024	150,000	162,000
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	525,000	456,750
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	8.000%	12/15/2022	350,000	354,375
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	425,000	408,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	03/01/2022	154,000	155,540
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	375,000	379,687
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.750%	02/15/2023	175,000	187,687
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	550,000	497,750
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,025,000	1,063,437
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		7.750%	09/01/2022	100,000	59,500
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	06/15/2023	250,000	148,750
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		7.750%	11/01/2020	350,000	363,562
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	05/01/2023	225,000	230,625
Halcon Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	8.625%	02/01/2020	300,000	301,500
Hiland Partners LP / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2022	250,000	259,968
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2020	475,000	489,844
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	08/01/2024	300,000	310,500
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		7.375%	05/01/2022	150,000	155,062
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	275,000	266,750
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	125,000	122,500
Legacy Reserves LP / Legacy Reserves Finance Corp. (Oil, Gas & Consumable Fuels)		6.625%	12/01/2021	200,000	104,000
MPLX LP (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	619,996
MPLX LP (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	325,000	331,458
MPLX LP (Oil, Gas & Consumable Fuels)		4.875%	12/01/2024	75,000	77,614
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		8.000%	06/01/2020	700,000	539,000
Northern Tier Energy LLC / Northern Tier Finance Corp. (Oil, Gas & Consumable Fuels)		7.125%	11/15/2020	300,000	306,750
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	750,000	718,125
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	06/01/2024	100,000	103,250
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		7.750%	10/15/2022	100,000	106,750
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.125%	09/15/2024	75,000	78,000
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/01/2021	175,000	182,875
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	125,000	123,125
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	576,000
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	180,703
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	11/01/2023	225,000	226,618
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	10/01/2022	150,000	158,330
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	05/01/2022	500,000	516,250
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		7.250%	05/01/2023	75,000	80,250
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)		6.625%	10/01/2022	325,000	340,437
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	04/15/2023	225,000	240,187
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	02/01/2021	625,000	664,844
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		6.250%	03/15/2022	300,000	328,500
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	03/01/2025	225,000	241,875
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)	(b)	5.000%	03/15/2027	250,000	256,250
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	01/01/2023	200,000	202,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	375,000	352,500
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	175,000	164,500
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	100,000	101,000
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.100%	03/15/2022	500,000	453,750
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		7.500%	07/01/2021	100,000	103,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	800,000	762,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	151,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.125%	02/01/2025	225,000	225,281
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	02/01/2027	450,000	452,812
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	425,000	437,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	500,000	515,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	339,625
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	10/15/2019	50,000	53,250
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	75,000	80,062
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/01/2024	150,000	160,875
Western Refining Logistics LP / WNRL Finance Corp. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	500,000	512,500
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2019	75,000	72,562
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	800,000	732,000
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		4.550%	06/24/2024	250,000	254,887
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	03/15/2024	225,000	227,494
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	225,000	233,604
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		6.000%	01/15/2022	125,000	123,437
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	09/15/2024	50,000	47,125
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		8.250%	08/01/2023	200,000	215,416
					23,435,153
FINANCIALS - 2.4%
CIT Group, Inc. (Banks)		5.000%	08/01/2023	350,000	370,562
Ally Financial, Inc. (Consumer Finance)		4.125%	02/13/2022	475,000	480,344
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	125,000	127,187
Ally Financial, Inc. (Consumer Finance)		4.625%	03/30/2025	400,000	410,000
Ally Financial, Inc. (Consumer Finance)		4.625%	05/19/2022	250,000	257,500
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	800,000	837,000
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	625,000	568,750
Navient Corp. (Consumer Finance)		6.625%	07/26/2021	100,000	100,750
Navient Corp. (Consumer Finance)		7.250%	09/25/2023	275,000	274,142
Navient Corp. (Consumer Finance)		5.500%	01/25/2023	50,000	45,875
BCD Acquisition, Inc. (Diversified Financial Svs.)	(b)	9.625%	09/15/2023	375,000	391,875
International Lease Finance Corp. (Diversified Financial Svs.)		5.875%	08/15/2022	750,000	831,562
MSCI, Inc. (Diversified Financial Svs.)	(b)	5.250%	11/15/2024	150,000	158,797
MSCI, Inc. (Diversified Financial Svs.)	(b)	5.750%	08/15/2025	325,000	346,937
MSCI, Inc. (Diversified Financial Svs.)	(b)	4.750%	08/01/2026	75,000	75,937
Hockey Merger Sub 2, Inc. (Insurance)	(b)	7.875%	10/01/2021	1,075,000	1,096,500
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(b)	5.750%	05/01/2025	1,050,000	1,042,125
					7,415,843
HEALTH CARE - 9.1%
Grifols Worldwide Operations Ltd. (Biotechnology)		5.250%	04/01/2022	675,000	698,625
Crimson Merger Sub., Inc. (Health Care Equip. & Supplies)	(b)	6.625%	05/15/2022	1,775,000	1,566,437
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(b)	5.750%	09/01/2023	100,000	106,730
Sterigenics-Nordion Holdings LLC (Health Care Equip. & Supplies)	(b)	6.500%	05/15/2023	900,000	936,000
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	286,688
Teleflex, Inc. (Health Care Equip. & Supplies)		4.875%	06/01/2026	100,000	103,500
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	625,000	654,688
Air Medical Merger Sub Corp. (Health Care Providers & Svs.)	(b)	6.375%	05/15/2023	800,000	774,000
Amsurg Corp. (Health Care Providers & Svs.)		5.625%	07/15/2022	675,000	690,188
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	08/01/2021	400,000	396,000
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	1,425,000	1,225,500
DaVita, Inc. (Health Care Providers & Svs.)		5.125%	07/15/2024	450,000	459,000
Envision Healthcare Corp. (Health Care Providers & Svs.)	(b)	5.125%	07/01/2022	875,000	870,625
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	2,175,000	2,305,500
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	450,000	479,813
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	1,200,000	1,239,000
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	225,000	239,906
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	292,875
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	775,000	701,375
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(b)	6.375%	08/01/2023	1,475,000	1,534,000
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	650,000	677,625
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.875%	12/01/2023	75,000	77,625
LifePoint Health, Inc. (Health Care Providers & Svs.)	(b)	5.375%	05/01/2024	75,000	75,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(b)	5.250%	12/01/2023	125,000	131,406
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	7.125%	06/01/2024	625,000	671,875
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(b)	6.000%	04/01/2023	600,000	630,000
Team Health, Inc. (Health Care Providers & Svs.)	(b)	7.250%	12/15/2023	575,000	618,844
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	350,000	352,188
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	475,000	472,625
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	04/01/2022	900,000	900,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	575,000	534,750
Vizient, Inc. (Health Care Providers & Svs.)	(b)	10.375%	03/01/2024	600,000	688,500
Change Healthcare Holdings, Inc. (Health Care Technology)		11.000%	12/31/2019	475,000	499,938
Emdeon, Inc. (Health Care Technology)	(b)	6.000%	02/15/2021	150,000	158,250
Quintiles IMS Health, Inc. (Health Care Technology)	(b)	5.000%	10/15/2026	325,000	338,000
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(b)	6.500%	02/01/2025	625,000	552,344
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(b)	6.000%	07/15/2023	475,000	432,250
Mallinckrodt International Finance SA (Pharmaceuticals)		4.750%	04/15/2023	475,000	427,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	4.875%	04/15/2020	100,000	102,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	5.500%	04/15/2025	550,000	522,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	5.625%	10/15/2023	250,000	239,375
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.375%	12/15/2021	925,000	957,375
Prestige Brands, Inc. (Pharmaceuticals)	(b)	6.375%	03/01/2024	350,000	371,875
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(b)	7.250%	07/15/2022	125,000	115,938
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(b)	5.625%	12/01/2021	100,000	89,250
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(b)	5.500%	03/01/2023	175,000	149,625
VPII Escrow Corp. (Pharmaceuticals)	(b)	7.500%	07/15/2021	750,000	725,625
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.875%	05/15/2023	750,000	648,323
VRX Escrow Corp. (Pharmaceuticals)	(b)	6.125%	04/15/2025	1,100,000	947,375
					28,668,431
INDUSTRIALS - 5.4%
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	550,000	435,875
Engility Corp. (Aerospace & Defense)	(b)	8.875%	09/01/2024	225,000	227,813
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	283,250
TransDigm, Inc. (Aerospace & Defense)		7.500%	07/15/2021	300,000	318,000
TransDigm, Inc. (Aerospace & Defense)		6.000%	07/15/2022	550,000	580,250
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	475,000	499,938
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	50,000	52,188
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	06/15/2026	100,000	103,750
Allegion PLC (Building Products)		5.875%	09/15/2023	100,000	107,750
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/01/2021	325,000	339,219
Building Materials Corp. of America (Building Products)	(b)	6.000%	10/15/2025	225,000	240,750
Hillman Group, Inc. / The (Building Products)	(b)	6.375%	07/15/2022	775,000	726,563
Masonite International Corp. (Building Products)	(b)	5.625%	03/15/2023	150,000	158,250
NCI Building Systems, Inc. (Building Products)	(b)	8.250%	01/15/2023	725,000	788,438
Ply Gem Industries, Inc. (Building Products)		6.500%	02/01/2022	250,000	257,500
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	02/15/2019	775,000	724,625
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	700,000	645,750
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	325,000	299,813
Multi-Color Corp. (Commercial Svs. & Supplies)	(b)	6.125%	12/01/2022	650,000	682,500
Southern Graphics, Inc. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,025,000	1,040,375
Sensata Technologies BV (Electrical Equip.)	(b)	5.625%	11/01/2024	225,000	237,656
Sensata Technologies BV (Electrical Equip.)	(b)	5.000%	10/01/2025	100,000	102,250
Sensata Technologies UK Financing Co. PLC (Electrical Equip.)	(b)	6.250%	02/15/2026	225,000	244,125
Allison Transmission, Inc. (Machinery)	(b)	5.000%	10/01/2024	250,000	255,725
Cloud Crane LLC (Machinery)	(b)	10.125%	08/01/2024	150,000	155,625
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	750,000	781,875
Gardner Denver, Inc. (Machinery)	(b)	6.875%	08/15/2021	400,000	375,000
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	02/15/2021	375,000	390,000
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2023	375,000	388,125
Schaeffler Holding Finance BV (Machinery)	(b)(c)	6.750%, 7.500% PIK	11/15/2022	239,358	273,467
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. (Road & Rail)		5.500%	04/01/2023	125,000	126,250
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. (Road & Rail)	(b)	5.250%	03/15/2025	200,000	192,000
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. (Road & Rail)	(b)	6.375%	04/01/2024	700,000	714,000
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	625,000	639,134
Hertz Corp. / The (Road & Rail)		6.250%	10/15/2022	375,000	386,250
Hertz Corp. / The (Road & Rail)	(b)	5.500%	10/15/2024	575,000	572,125
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.625%	04/15/2021	550,000	569,250
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.750%	12/15/2023	50,000	52,000
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)		6.375%	10/01/2023	175,000	189,000
HD Supply, Inc. (Trading Companies & Distributors)	(b)	5.250%	12/15/2021	200,000	211,500
HD Supply, Inc. (Trading Companies & Distributors)	(b)	5.750%	04/15/2024	200,000	210,000
United Rentals North America, Inc. (Trading Companies & Distributors)		4.625%	07/15/2023	225,000	230,625
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	07/15/2025	300,000	307,500
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	425,000	434,563
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	5.375%	06/15/2024	350,000	350,658
					16,901,300
INFORMATION TECHNOLOGY - 7.6%
CommScope Technologies Finance LLC (Communications Equip.)	(b)	6.000%	06/15/2025	325,000	346,531
CommScope, Inc. (Communications Equip.)	(b)	5.500%	06/15/2024	525,000	553,875
Riverbed Technology, Inc. (Communications Equip.)	(b)	8.875%	03/01/2023	250,000	267,188
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(b)	5.875%	06/15/2021	125,000	132,813
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(b)	7.125%	06/15/2024	850,000	934,836
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.500%	03/01/2023	325,000	340,438
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	09/01/2022	725,000	755,813
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.250%	07/15/2024	500,000	507,500
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	575,000	613,813
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2023	550,000	567,875
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	475,000	497,563
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)		7.250%	10/15/2022	825,000	895,125
Match Group, Inc. (Internet Software & Svs.)		6.750%	12/15/2022	1,100,000	1,170,125
Match Group, Inc. (Internet Software & Svs.)		6.375%	06/01/2024	50,000	54,250
VeriSign, Inc. (Internet Software & Svs.)		4.625%	05/01/2023	300,000	304,125
VeriSign, Inc. (Internet Software & Svs.)		5.250%	04/01/2025	125,000	131,250
First Data Corp. (IT Svs.)	(b)	5.375%	08/15/2023	550,000	566,500
First Data Corp. (IT Svs.)	(b)	7.000%	12/01/2023	250,000	264,375
First Data Corp. (IT Svs.)	(b)	5.750%	01/15/2024	1,925,000	1,977,938
Sabre GLBL, Inc. (IT Svs.)	(b)	5.375%	04/15/2023	450,000	462,375
Sabre GLBL, Inc. (IT Svs.)	(b)	5.250%	11/15/2023	75,000	76,313
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.000%	07/01/2024	163,000	160,148
Entegris, Inc. (Semiconductors & Equip.)	(b)	6.000%	04/01/2022	925,000	957,375
Micron Technology, Inc. (Semiconductors & Equip.)	(b)	5.250%	08/01/2023	400,000	392,000
Micron Technology, Inc. (Semiconductors & Equip.)	(b)	5.250%	01/15/2024	175,000	170,188
Microsemi Corp. (Semiconductors & Equip.)	(b)	9.125%	04/15/2023	375,000	427,500
Qorvo, Inc. (Semiconductors & Equip.)		7.000%	12/01/2025	500,000	541,875
Versum Materials, Inc. (Semiconductors & Equip.)	(b)	5.500%	09/30/2024	200,000	205,500
BMC Software Finance, Inc. (Software)	(b)	8.125%	07/15/2021	1,150,000	1,043,625
Ensemble S Merger Sub, Inc. (Software)	(b)	9.000%	09/30/2023	675,000	708,750
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(b)(c)	7.125%, 7.875% PIK	05/01/2021	1,850,000	1,794,500
Infor U.S., Inc. (Software)		6.500%	05/15/2022	775,000	784,688
Italics Merger Sub, Inc. (Software)	(b)	7.125%	07/15/2023	925,000	860,250
JDA Escrow LLC / JDA Bond Finance, Inc. (Software)	(b)	7.375%	10/15/2024	650,000	667,875
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	850,000	871,250
Nuance Communications, Inc. (Software)	(b)	6.000%	07/01/2024	350,000	364,875
PTC, Inc. (Software)		6.000%	05/15/2024	125,000	133,750
Solera LLC / Solera Finance, Inc. (Software)	(b)	10.500%	03/01/2024	825,000	919,875
SS&C Technologies Holdings, Inc. (Software)		5.875%	07/15/2023	400,000	421,000
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	479,750
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	460,125
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	237,938
					24,023,458
MATERIALS - 7.1%
Ashland LLC (Chemicals)		4.750%	08/15/2022	500,000	520,000
Axalta Coating Systems LLC (Chemicals)	(b)	4.875%	08/15/2024	150,000	153,656
Eco Services Operations LLC / Eco Finance Corp. (Chemicals)	(b)	8.500%	11/01/2022	325,000	339,625
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	425,000	372,938
Hexion, Inc. (Chemicals)		8.875%	02/01/2018	550,000	525,250
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	450,000	470,250
Huntsman International LLC (Chemicals)		5.125%	11/15/2022	325,000	338,000
Platform Specialty Products Corp. (Chemicals)	(b)	6.500%	02/01/2022	1,350,000	1,312,875
Platform Specialty Products Corp. (Chemicals)	(b)	10.375%	05/01/2021	150,000	162,000
PQ Corp. (Chemicals)	(b)	6.750%	11/15/2022	125,000	132,500
Valvoline, Inc. (Chemicals)	(b)	5.500%	07/15/2024	100,000	104,750
W.R. Grace & Co. (Chemicals)	(b)	5.625%	10/01/2024	200,000	218,000
ARD Finance SA (Containers & Packaging)	(b)(c)	7.125%, 7.875% PIK	09/15/2023	450,000	447,750
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	48,529	50,107
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.750%	01/31/2021	200,000	206,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.000%	06/30/2021	150,000	154,875
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	4.625%	05/15/2023	200,000	201,250
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.250%	05/15/2024	1,175,000	1,254,313
Ball Corp. (Containers & Packaging)		5.250%	07/01/2025	325,000	350,188
Berry Plastics Corp. (Containers & Packaging)		5.500%	05/15/2022	1,325,000	1,371,375
Berry Plastics Corp. (Containers & Packaging)		5.125%	07/15/2023	175,000	177,953
Berry Plastics Corp. (Containers & Packaging)		6.000%	10/15/2022	75,000	79,125
BWAY Holding Co. (Containers & Packaging)	(b)	9.125%	08/15/2021	1,525,000	1,593,625
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)		4.500%	01/15/2023	325,000	338,406
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)	(b)	4.250%	09/30/2026	100,000	99,875
Graphic Packaging International, Inc. (Containers & Packaging)		4.875%	11/15/2022	275,000	288,750
Mustang Merger Corp. (Containers & Packaging)	(b)	8.500%	08/15/2021	775,000	824,406
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.875%	08/15/2023	225,000	241,594
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.375%	08/15/2025	250,000	275,313
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.375%	01/15/2025	325,000	337,594
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	245,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	650,000	677,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,025,000	1,057,031
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	7.000%	07/15/2024	50,000	53,625
Sealed Air Corp. (Containers & Packaging)	(b)	4.875%	12/01/2022	225,000	236,250
Sealed Air Corp. (Containers & Packaging)	(b)	5.125%	12/01/2024	350,000	369,688
Sealed Air Corp. (Containers & Packaging)	(b)	5.500%	09/15/2025	400,000	429,000
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(b)	6.375%	05/01/2022	1,100,000	1,113,750
ArcelorMittal (Metals & Mining)		6.125%	06/01/2025	750,000	817,500
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	625,000	565,625
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	925,000	767,750
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	129,688
Steel Dynamics, Inc. (Metals & Mining)		5.125%	10/01/2021	200,000	207,750
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	350,000	366,625
Teck Resources Ltd. (Metals & Mining)		6.125%	10/01/2035	375,000	354,375
Teck Resources Ltd. (Metals & Mining)		6.000%	08/15/2040	275,000	255,750
Teck Resources Ltd. (Metals & Mining)	(b)	8.500%	06/01/2024	375,000	429,375
Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp. (Metals & Mining)	(b)(c)	9.750%, 10.500% PIK	06/15/2019	342,062	328,380
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	650,000	650,813
Clearwater Paper Corp. (Paper & Forest Products)	(b)	5.375%	02/01/2025	275,000	279,125
					22,277,818
REAL ESTATE - 0.2%
RHP Hotel Properties LP / RHP Finance Corp. (Equity Real Estate Investment Trusts)		5.000%	04/15/2023	100,000	101,500
Hub Holdings, LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(b)(c)	8.125%, 8.875% PIK	07/15/2019	600,000	585,000
HUB International Ltd. (Real Estate Mgmt. & Development)	(b)	9.250%	02/15/2021	50,000	52,025
					738,525
TELECOMMUNICATION SERVICES - 3.8%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		5.750%	12/01/2022	475,000	496,375
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		5.375%	05/01/2025	775,000	807,938
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		5.375%	01/15/2024	100,000	104,188
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	10.875%	10/15/2025	750,000	877,500
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	6.625%	10/15/2025	300,000	325,500
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	10.125%	01/15/2023	300,000	346,125
Numericable-SFR SA (Diversified Telecom. Svs.)	(b)	7.375%	05/01/2026	300,000	306,657
Numericable Group SA (Diversified Telecom. Svs.)	(b)	6.000%	05/15/2022	575,000	586,500
Numericable Group SA (Diversified Telecom. Svs.)	(b)	6.250%	05/15/2024	400,000	397,381
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	975,000	847,031
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	825,000	776,531
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	875,000	819,219
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	09/15/2023	900,000	909,000
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	325,000	316,875
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	250,000	247,500
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	377,125
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	450,000	339,750
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	899,063
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.731%	04/28/2022	75,000	78,750
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	01/15/2022	200,000	212,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	676,138
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	483,188
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	160,247
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	244,688
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	359,938
					11,995,707
UTILITIES - 2.1%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.625%	05/20/2024	250,000	265,000
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	700,000	742,000
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	450,000	411,750
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	445,000
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	200,000	176,000
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	08/01/2021	372,000	386,880
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	825,000	837,375
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	1,275,000	1,257,469
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	03/15/2023	75,000	75,750
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	975,000	989,625
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(b)	7.250%	05/15/2026	325,000	330,688
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(b)	6.625%	01/15/2027	250,000	245,000
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(b)	9.375%	02/01/2023	375,000	386,250
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(b)	9.625%	06/15/2025	150,000	157,500
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $8,851) (Multi-Utilities)	(b)(d)	6.125%	03/25/2019	9,533	9,533
					6,715,820
Total Corporate Bonds (Cost $201,770,046)					$204,117,611

Common Stocks - 0.0%		Shares	Value
ENERGY - 0.0%
Prairie Provident Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,457	$2,326
Total Common Stocks (Cost $48,609)			$2,326

Money Market Funds - 0.2%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		657,269	$657,269
Total Money Market Funds (Cost $657,269)			$657,269

Total Investments - 65.1% (Cost $202,475,924)	(e)		$204,777,206
Other Assets in Excess of Liabilities - 34.9%			109,595,706
Net Assets - 100.0%			$314,372,912

Percentages are stated as a percent of net assets.

Abbreviations:

PIK: Payment-in-Kind

QL: Quarterly U.S. LIBOR Rate, 0.854% on 09/30/2016

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2016, the value of these securities totaled $106,703,435, or 33.9% of the Portfolio's net assets. Unless also noted with (e), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).

(d) Represents a security deemed to be illiquid. At September 30, 2016, the value of illiquid securities in the Portfolio totaled $9,533, or 0.0% of the Portfolio's net assets.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 39.9%		Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Gentex Corp. (Auto Components)		113,090	$1,985,860
Service Corp. International (Diversified Consumer Svs.)		76,240	2,023,410
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	32,850	917,829
Fogo de Chao, Inc. (Hotels, Restaurants & Leisure)	(a)	33,069	349,539
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	39,960	801,997
Potbelly Corp. (Hotels, Restaurants & Leisure)	(a)	79,920	993,406
Red Robin Gourmet Burgers, Inc. (Hotels, Restaurants & Leisure)	(a)	18,480	830,491
Taylor Morrison Home Corp. Class A (Household Durables)	(a)	55,150	970,640
Gray Television, Inc. (Media)	(a)	166,410	1,724,008
Monro Muffler Brake, Inc. (Specialty Retail)		24,230	1,482,149
Murphy U.S.A., Inc. (Specialty Retail)	(a)	21,570	1,539,235
			13,618,564
CONSUMER STAPLES - 1.4%
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	29,980	1,200,399
TreeHouse Foods, Inc. (Food Products)	(a)	19,897	1,734,819
Inter Parfums, Inc. (Personal Products)		17,160	553,753
			3,488,971
ENERGY - 0.8%
Frank's International NV (Energy Equip. & Svs.)		60,990	792,870
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	124,980	1,104,823
			1,897,693
FINANCIALS - 8.4%
First Interstate BancSystem, Inc. Class A (Banks)		55,420	1,746,284
Hancock Holding Co. (Banks)		42,500	1,378,275
LegacyTexas Financial Group, Inc. (Banks)		57,040	1,804,175
Popular, Inc. (Banks)		35,230	1,346,491
Main Street Capital Corp. (Capital Markets)		34,898	1,198,048
PennantPark Investment Corp. (Capital Markets)		132,222	994,309
Triangle Capital Corp. (Capital Markets)		51,804	1,020,539
OneMain Holdings, Inc. (Consumer Finance)	(a)	61,730	1,910,543
PRA Group, Inc. (Consumer Finance)	(a)	37,377	1,291,002
Assured Guaranty Ltd. (Insurance)		38,440	1,066,710
Kinsale Capital Group, Inc. (Insurance)		38,090	837,980
ProAssurance Corp. (Insurance)		30,540	1,602,739
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)		71,500	1,051,765
Radian Group, Inc. (Thrifts & Mortgage Finance)		82,470	1,117,468
Washington Federal, Inc. (Thrifts & Mortgage Finance)		64,260	1,714,457
			20,080,785
HEALTH CARE - 5.0%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	360,000	1,148,400
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	52,240	829,571
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	8,730	890,984
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	94,810	1,213,568
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	166,430	1,301,483
Brookdale Senior Living, Inc. (Health Care Providers & Svs.)	(a)	33,610	586,495
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	64,880	2,455,708
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	16,090	938,369
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(a)	21,186	1,033,029
INC Research Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	15,790	703,918
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	27,290	814,879
			11,916,404
INDUSTRIALS - 5.9%
HEICO Corp. (Aerospace & Defense)		19,440	1,345,248
Allegiant Travel Co. (Airlines)		5,650	746,195
Continental Building Products, Inc. (Building Products)	(a)	59,610	1,251,214
Copart, Inc. (Commercial Svs. & Supplies)	(a)	24,030	1,287,047
CIRCOR International, Inc. (Machinery)		15,900	947,004
Matson, Inc. (Marine)		30,800	1,228,304
ICF International, Inc. (Professional Svs.)	(a)	35,500	1,573,360
Landstar System, Inc. (Road & Rail)		18,181	1,237,762
Marten Transport Ltd. (Road & Rail)		41,480	871,080
GATX Corp. (Trading Companies & Distributors)		36,520	1,626,966
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)	(a)	48,470	1,186,546
Triton International Ltd. (Trading Companies & Distributors)		66,770	880,696
			14,181,422
INFORMATION TECHNOLOGY - 8.3%
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,930	1,315,131
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		44,430	1,553,717
MTS Systems Corp. (Electronic Equip., Instr. & Comp.)		22,290	1,026,009
2U, Inc. (Internet Software & Svs.)	(a)	45,950	1,759,426
Bankrate, Inc. (Internet Software & Svs.)	(a)	167,970	1,424,386
Criteo SA - ADR (Internet Software & Svs.)	(a)	23,240	815,956
DHI Group, Inc. (Internet Software & Svs.)	(a)	117,950	930,626
Q2 Holdings, Inc. (Internet Software & Svs.)	(a)	56,550	1,620,723
WebMD Health Corp. (Internet Software & Svs.)	(a)	23,680	1,176,896
CSG Systems International, Inc. (IT Svs.)		35,320	1,459,776
EVERTEC, Inc. (IT Svs.)		77,010	1,292,228
Applied Micro Circuits Corp. (Semiconductors & Equip.)	(a)	160,340	1,114,363
Power Integrations, Inc. (Semiconductors & Equip.)		15,020	946,711
Semtech Corp. (Semiconductors & Equip.)	(a)	51,620	1,431,423
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	57,270	1,124,210
Manhattan Associates, Inc. (Software)	(a)	15,918	917,195
			19,908,776
MATERIALS - 1.2%
Balchem Corp. (Chemicals)		17,040	1,321,111
Steel Dynamics, Inc. (Metals & Mining)		36,098	902,089
Clearwater Paper Corp. (Paper & Forest Products)	(a)	11,710	757,286
			2,980,486
REAL ESTATE - 2.0%
American Homes 4 Rent (Equity Real Estate Investment Trusts)		57,950	1,254,038
Lexington Realty Trust (Equity Real Estate Investment Trusts)		89,660	923,498
Potlatch Corp. (Equity Real Estate Investment Trusts)		36,350	1,413,652
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)		89,620	1,179,399
			4,770,587
UTILITIES - 1.2%
PNM Resources, Inc. (Electric Utilities)		35,540	1,162,869
Portland General Electric Co. (Electric Utilities)		28,040	1,194,224
Dynegy, Inc. (Ind. Power & Renewable Elec.)	(a)	54,330	673,149
			3,030,242
Total Common Stocks (Cost $87,349,608)			$95,873,930

Master Limited Partnerships - 0.5%		Shares	Value
MATERIALS - 0.5%
Hi-Crush Partners LP (Metals & Mining)	(a)	76,463	$1,172,942
Total Master Limited Partnerships (Cost $585,217)			$1,172,942

Money Market Funds - 1.3%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		22,943	$22,943
State Street Institutional U.S. Government Money Market Fund
Institutional Class		3,046,146	3,046,147
Total Money Market Funds (Cost $3,069,090)			$3,069,090

Total Investments - 41.7% (Cost $91,003,915)	(b)		$100,115,962
Other Assets in Excess of Liabilities - 58.3%			139,985,933
Net Assets - 100.0%			$240,101,895

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 99.6%		Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Tesla Motors, Inc. (Automobiles)	(a)	3,822	$779,803
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,515	438,655
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	5,817	219,301
Starbucks Corp. (Hotels, Restaurants & Leisure)		37,560	2,033,498
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	12,141	10,165,781
Ctrip.com International Ltd. - ADR (Internet & Direct Marketing Retail)	(a)	9,581	446,187
Expedia, Inc. (Internet & Direct Marketing Retail)		3,511	409,804
JD.com, Inc. - ADR (Internet & Direct Marketing Retail)	(a)	23,455	611,941
Liberty Interactive Corp. QVC Group Class A (Internet & Direct Marketing Retail)	(a)	11,439	228,894
Liberty Ventures (Internet & Direct Marketing Retail)	(a)	3,463	138,070
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	10,980	1,082,079
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	1,266	1,862,906
TripAdvisor, Inc. (Internet & Direct Marketing Retail)	(a)	3,403	215,002
Mattel, Inc. (Leisure Products)		8,723	264,132
Charter Communications, Inc. Class A (Media)	(a)	6,939	1,873,322
Comcast Corp. Class A (Media)		61,526	4,081,635
Discovery Communications, Inc. Class A (Media)	(a)	3,864	104,019
Discovery Communications, Inc. Class C (Media)	(a)	6,109	160,728
DISH Network Corp. Class A (Media)	(a)	5,799	317,669
Liberty Global PLC Class A (Media)	(a)	6,771	231,433
Liberty Global PLC Class C (Media)	(a)	16,513	545,590
Sirius XM Holdings, Inc. (Media)	(a)	124,925	520,937
Twenty-First Century Fox, Inc. Class A (Media)		27,250	659,995
Twenty-First Century Fox, Inc. Class B (Media)		20,451	505,958
Viacom, Inc. Class B (Media)		8,893	338,823
Dollar Tree, Inc. (Multiline Retail)	(a)	6,036	476,421
Bed Bath & Beyond, Inc. (Specialty Retail)		3,956	170,543
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,431	680,947
Ross Stores, Inc. (Specialty Retail)		10,232	657,918
Tractor Supply Co. (Specialty Retail)		3,423	230,539
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	1,597	380,054
			30,832,584
CONSUMER STAPLES - 6.5%
Monster Beverage Corp. (Beverages)	(a)	4,875	715,699
Costco Wholesale Corp. (Food & Staples Retailing)		11,219	1,711,010
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		27,719	2,234,706
Whole Foods Market, Inc. (Food & Staples Retailing)		8,165	231,478
Kraft Heinz Co. / The (Food Products)		31,185	2,791,369
Mondelez International, Inc. Class A (Food Products)		39,838	1,748,888
			9,433,150
HEALTH CARE - 11.9%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	5,743	703,747
Amgen, Inc. (Biotechnology)		19,166	3,197,080
Biogen, Inc. (Biotechnology)	(a)	5,612	1,756,724
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	4,381	405,330
Celgene Corp. (Biotechnology)	(a)	19,851	2,075,025
Gilead Sciences, Inc. (Biotechnology)		33,797	2,674,019
Incyte Corp. (Biotechnology)	(a)	4,815	454,006
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,648	1,064,549
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,346	553,435
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		5,968	354,678
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	986	714,682
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	16,140	1,138,354
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,095	341,443
Cerner Corp. (Health Care Technology)	(a)	8,649	534,076
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,754	681,952
Mylan NV (Pharmaceuticals)	(a)	13,699	522,206
			17,171,306
INDUSTRIALS - 1.8%
American Airlines Group, Inc. (Airlines)		13,571	496,834
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,178	174,545
PACCAR, Inc. (Machinery)		8,977	527,668
Verisk Analytics, Inc. (Professional Svs.)	(a)	4,327	351,699
CSX Corp. (Road & Rail)		24,227	738,923
Fastenal Co. (Trading Companies & Distributors)		7,401	309,214
			2,598,883
INFORMATION TECHNOLOGY - 57.0%
Cisco Systems, Inc. (Communications Equip.)		128,814	4,085,980
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,475	237,130
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	7,551	6,071,457
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	8,800	6,840,152
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	7,018	1,277,767
eBay, Inc. (Internet Software & Svs.)	(a)	28,915	951,304
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	59,492	7,631,039
NetEase, Inc. - ADR (Internet Software & Svs.)		1,956	470,966
Yahoo!, Inc. (Internet Software & Svs.)	(a)	24,376	1,050,606
Automatic Data Processing, Inc. (IT Svs.)		11,683	1,030,441
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	15,544	741,604
Fiserv, Inc. (IT Svs.)	(a)	5,630	560,016
Paychex, Inc. (IT Svs.)		9,233	534,314
PayPal Holdings, Inc. (IT Svs.)	(a)	30,910	1,266,383
Analog Devices, Inc. (Semiconductors & Equip.)		7,875	507,544
Applied Materials, Inc. (Semiconductors & Equip.)		27,682	834,612
Broadcom Ltd. (Semiconductors & Equip.)		10,129	1,747,455
Intel Corp. (Semiconductors & Equip.)		121,163	4,573,903
Lam Research Corp. (Semiconductors & Equip.)		4,104	388,690
Linear Technology Corp. (Semiconductors & Equip.)		6,139	363,981
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		7,261	289,932
Microchip Technology, Inc. (Semiconductors & Equip.)		5,514	342,640
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	26,594	472,841
NVIDIA Corp. (Semiconductors & Equip.)		13,702	938,861
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	8,687	886,161
QUALCOMM, Inc. (Semiconductors & Equip.)		37,741	2,585,259
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,802	365,624
Texas Instruments, Inc. (Semiconductors & Equip.)		25,693	1,803,135
Xilinx, Inc. (Semiconductors & Equip.)		6,492	352,775
Activision Blizzard, Inc. (Software)		18,989	841,213
Adobe Systems, Inc. (Software)	(a)	12,761	1,385,079
Autodesk, Inc. (Software)	(a)	5,683	411,051
CA, Inc. (Software)		10,729	354,915
Check Point Software Technologies Ltd. (Software)	(a)	4,392	340,863
Citrix Systems, Inc. (Software)	(a)	3,988	339,857
Electronic Arts, Inc. (Software)	(a)	7,703	657,836
Intuit, Inc. (Software)		6,553	720,896
Microsoft Corp. (Software)		199,570	11,495,232
Symantec Corp. (Software)		15,766	395,727
Apple, Inc. (Tech. Hardware, Storage & Periph.)		138,001	15,601,013
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,126	255,253
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		7,677	295,948
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		7,280	425,662
			82,723,117
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. Class A (Diversified Telecom. Svs.)	(a)	3,191	357,903
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	21,071	984,437
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		10,245	298,642
			1,640,982
Total Common Stocks (Cost $84,571,381)			$144,400,022

Money Market Funds - 1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		143,522	$143,522
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,325,882	1,325,882
Total Money Market Funds (Cost $1,469,404)			$1,469,404

Total Investments - 100.6% (Cost $86,040,785)	(b)		$145,869,426
Liabilities in Excess of Other Assets - (0.6)%	(c)		(819,955)
Net Assets - 100.0%			$145,049,471

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(c) Includes $125,397 of cash pledged as collateral for the following futures contracts outstanding at September 30, 2016:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	CME E-mini Nasdaq-100 Contracts (United States)	December 16, 2016	11	$1,071,455	$1,050,636	$20,819	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 99.9%		Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Delphi Automotive PLC (Auto Components)		40,681	$2,901,369
Newell Brands, Inc. (Household Durables)		88,543	4,662,674
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	7,087	5,934,016
IMAX Corp. (Media)	(a)	70,430	2,040,357
Time Warner, Inc. (Media)		51,673	4,113,688
Lowe's Cos., Inc. (Specialty Retail)		28,495	2,057,624
Tiffany & Co. (Specialty Retail)		29,535	2,145,127
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	44,323	2,639,435
PVH Corp. (Textiles, Apparel & Luxury Goods)		38,478	4,251,819
			30,746,109
CONSUMER STAPLES - 4.7%
Constellation Brands, Inc. Class A (Beverages)		12,397	2,063,977
Kraft Heinz Co. / The (Food Products)		42,197	3,777,053
Mondelez International, Inc. Class A (Food Products)		87,754	3,852,401
			9,693,431
ENERGY - 3.2%
Halliburton Co. (Energy Equip. & Svs.)		46,325	2,079,066
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		24,315	4,514,080
			6,593,146
FINANCIALS - 13.4%
Bank of America Corp. (Banks)		322,648	5,049,441
Citigroup, Inc. (Banks)		86,043	4,063,811
JPMorgan Chase & Co. (Banks)		55,336	3,684,824
KeyCorp (Banks)		350,936	4,270,891
Regions Financial Corp. (Banks)		429,737	4,241,504
Bank of New York Mellon Corp. / The (Capital Markets)		99,390	3,963,673
MetLife, Inc. (Insurance)		59,001	2,621,414
			27,895,558
HEALTH CARE - 16.4%
Biogen, Inc. (Biotechnology)	(a)	13,186	4,127,614
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	20,605	1,906,375
Ophthotech Corp. (Biotechnology)	(a)	72,642	3,350,975
TESARO, Inc. (Biotechnology)	(a)	34,702	3,478,528
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	53,636	4,056,491
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		29,320	4,104,800
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		28,004	4,454,316
Allergan PLC (Pharmaceuticals)	(a)	19,772	4,553,689
Mylan NV (Pharmaceuticals)	(a)	101,766	3,879,320
			33,912,108
INDUSTRIALS - 12.8%
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		16,135	2,475,432
Raytheon Co. (Aerospace & Defense)		29,469	4,011,615
FedEx Corp. (Air Freight & Logistics)		25,686	4,486,830
AECOM (Construction & Engineering)	(a)	126,153	3,750,529
Quanta Services, Inc. (Construction & Engineering)	(a)	12,386	346,684
Rockwell Automation, Inc. (Electrical Equip.)		33,645	4,116,129
Xylem, Inc. (Machinery)		59,817	3,137,402
Union Pacific Corp. (Road & Rail)		44,310	4,321,554
			26,646,175
INFORMATION TECHNOLOGY - 32.5%
Cisco Systems, Inc. (Communications Equip.)		97,739	3,100,281
Harris Corp. (Communications Equip.)		44,530	4,079,393
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	38,155	4,036,417
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	710	570,883
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	7,987	6,208,215
eBay, Inc. (Internet Software & Svs.)	(a)	119,271	3,924,016
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	38,079	4,884,393
Computer Sciences Corp. (IT Svs.)		89,037	4,648,622
Broadcom Ltd. (Semiconductors & Equip.)		23,729	4,093,727
Intel Corp. (Semiconductors & Equip.)		92,874	3,505,994
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	50,591	5,160,788
Adobe Systems, Inc. (Software)	(a)	5,068	550,081
Electronic Arts, Inc. (Software)	(a)	39,400	3,364,760
Microsoft Corp. (Software)		89,168	5,136,077
Oracle Corp. (Software)		104,090	4,088,655
Apple, Inc. (Tech. Hardware, Storage & Periph.)		56,453	6,382,012
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		153,603	3,494,468
			67,228,782
TELECOMMUNICATION SERVICES - 2.0%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	87,398	4,083,235
Total Common Stocks (Cost $188,181,419)			$206,798,544

Money Market Funds - 0.2%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		327,001	$327,001
Total Money Market Funds (Cost $327,001)			$327,001

Total Investments - 100.1% (Cost $188,508,420)	(b)		$207,125,545
Liabilities in Excess of Other Assets - (0.1)%			(195,474)
Net Assets - 100.0%			$206,930,071

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 94.8%		Shares	Value
CONSUMER DISCRETIONARY - 13.3%
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)		117,332	$1,697,794
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		14,519	1,392,953
Helen of Troy Ltd. (Household Durables)	(a)	18,674	1,609,139
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	200,604	1,839,539
IMAX Corp. (Media)	(a)	59,155	1,713,720
Five Below, Inc. (Specialty Retail)	(a)	36,663	1,477,152
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	25,969	1,546,454
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	53,199	1,550,751
			12,827,502
CONSUMER STAPLES - 6.0%
MGP Ingredients, Inc. (Beverages)		35,442	1,436,110
B&G Foods, Inc. (Food Products)		30,001	1,475,449
J&J Snack Foods Corp. (Food Products)		12,043	1,434,562
Snyder's-Lance, Inc. (Food Products)		41,687	1,399,849
			5,745,970
FINANCIALS - 2.5%
Ameris Bancorp (Banks)		29,991	1,048,185
Bank of the Ozarks, Inc. (Banks)		36,283	1,393,267
			2,441,452
HEALTH CARE - 27.3%
Arbutus Biopharma Corp. (Biotechnology)	(a)	314,993	1,083,576
Bellicum Pharmaceuticals, Inc. (Biotechnology)	(a)	45,636	908,156
Celldex Therapeutics, Inc. (Biotechnology)	(a)	360,299	1,455,608
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	15,557	1,587,747
MacroGenics, Inc. (Biotechnology)	(a)	54,717	1,636,585
Ophthotech Corp. (Biotechnology)	(a)	49,428	2,280,114
TESARO, Inc. (Biotechnology)	(a)	16,859	1,689,946
Alliqua BioMedical, Inc. (Health Care Equip. & Supplies)	(a)	1,264,101	985,999
Mazor Robotics Ltd. - ADR (Health Care Equip. & Supplies)	(a)	63,940	1,654,128
Neogen Corp. (Health Care Equip. & Supplies)	(a)	32,616	1,824,539
Air Methods Corp. (Health Care Providers & Svs.)	(a)	48,800	1,536,712
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	42,889	1,396,466
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	33,905	1,279,575
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	43,855	668,350
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	44,000	1,505,680
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	33,579	1,620,858
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	91,194	1,478,255
Teligent, Inc. (Pharmaceuticals)	(a)	227,151	1,726,348
			26,318,642
INDUSTRIALS - 14.8%
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	84,654	1,488,217
Aerovironment, Inc. (Aerospace & Defense)	(a)	56,721	1,384,560
Astronics Corp. (Aerospace & Defense)	(a)	32,379	1,458,674
Cubic Corp. (Aerospace & Defense)		28,869	1,351,358
Masonite International Corp. (Building Products)	(a)	11,277	701,091
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		35,865	1,419,537
Lindsay Corp. (Machinery)		9,773	723,006
Mueller Water Products, Inc. Class A (Machinery)		110,429	1,385,884
Rexnord Corp. (Machinery)	(a)	75,720	1,621,165
On Assignment, Inc. (Professional Svs.)	(a)	37,778	1,370,964
Univar, Inc. (Trading Companies & Distributors)	(a)	64,821	1,416,339
			14,320,795
INFORMATION TECHNOLOGY - 28.1%
Ciena Corp. (Communications Equip.)	(a)	62,676	1,366,337
Infinera Corp. (Communications Equip.)	(a)	194,391	1,755,351
Radware Ltd. (Communications Equip.)	(a)	101,140	1,389,664
Belden, Inc. (Electronic Equip., Instr. & Comp.)		24,551	1,693,773
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	33,800	1,507,142
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	50,683	1,822,054
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	32,986	1,515,707
Cavium, Inc. (Semiconductors & Equip.)	(a)	25,828	1,503,190
Inphi Corp. (Semiconductors & Equip.)	(a)	32,897	1,431,348
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	61,604	1,423,052
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	200,047	1,298,305
Microsemi Corp. (Semiconductors & Equip.)	(a)	33,873	1,421,988
Power Integrations, Inc. (Semiconductors & Equip.)		23,632	1,489,525
Callidus Software, Inc. (Software)	(a)	81,208	1,490,167
CommVault Systems, Inc. (Software)	(a)	26,122	1,387,862
Digimarc Corp. (Software)	(a)	46,394	1,779,210
Zendesk, Inc. (Software)	(a)	45,800	1,406,518
Electronics For Imaging, Inc. (Tech. Hardware, Storage & Periph.)	(a)	28,558	1,397,057
			27,078,250
MATERIALS - 2.8%
PolyOne Corp. (Chemicals)		40,211	1,359,534
U.S. Concrete, Inc. (Construction Materials)	(a)	29,076	1,339,386
			2,698,920
Total Common Stocks (Cost $93,060,642)			$91,431,531

Money Market Funds - 18.5%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		6,392,062	$6,392,062
State Street Institutional U.S. Government Money Market Fund
Institutional Class		11,424,879	11,424,879
Total Money Market Funds (Cost $17,816,941)			$17,816,941

Total Investments - 113.3% (Cost $110,877,583)	(b)		$109,248,472
Liabilities in Excess of Other Assets - (13.3)%			(12,824,436)
Net Assets - 100.0%			$96,424,036

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 47.9%		Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Magna International, Inc. (Auto Components)		120,000	$5,154,000
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,000	1,730,400
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		60,000	4,497,000
Starbucks Corp. (Hotels, Restaurants & Leisure)		96,000	5,197,440
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		90,000	6,059,700
Newell Brands, Inc. (Household Durables)		30,000	1,579,800
Whirlpool Corp. (Household Durables)		30,000	4,864,800
Brunswick Corp. (Leisure Products)		92,000	4,487,760
CBS Corp. Class B (Media)		49,704	2,720,797
Comcast Corp. Class A (Media)		114,044	7,565,679
Time Warner, Inc. (Media)		76,000	6,050,360
Twenty-First Century Fox, Inc. Class A (Media)		165,000	3,996,300
Dollar General Corp. (Multiline Retail)		25,000	1,749,750
Dollar Tree, Inc. (Multiline Retail)	(a)	25,000	1,973,250
Aaron's, Inc. (Specialty Retail)		50,000	1,271,000
GameStop Corp. Class A (Specialty Retail)		60,000	1,655,400
Home Depot, Inc. / The (Specialty Retail)		15,000	1,930,200
Lowe's Cos., Inc. (Specialty Retail)		45,000	3,249,450
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		170,000	4,292,500
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		115,000	6,054,750
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	155,000	3,549,500
			79,629,836
CONSUMER STAPLES - 1.4%
CVS Health Corp. (Food & Staples Retailing)		80,000	7,119,200
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		75,000	6,046,500
			13,165,700
ENERGY - 1.1%
Schlumberger Ltd. (Energy Equip. & Svs.)		75,000	5,898,000
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		40,000	1,623,600
Synergy Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	300,000	2,079,000
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		20,000	1,060,000
			10,660,600
FINANCIALS - 7.2%
Bank of America Corp. (Banks)		490,000	7,668,500
JPMorgan Chase & Co. (Banks)		35,000	2,330,650
Signature Bank (Banks)	(a)	63,270	7,494,331
SVB Financial Group (Banks)	(a)	55,000	6,079,700
Wells Fargo & Co. (Banks)		79,000	3,498,120
Invesco Ltd. (Capital Markets)		62,900	1,966,883
Ally Financial, Inc. (Consumer Finance)		375,000	7,301,250
Discover Financial Services (Consumer Finance)		172,080	9,731,124
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	73,000	10,546,310
American International Group, Inc. (Insurance)		70,000	4,153,800
Lincoln National Corp. (Insurance)		75,000	3,523,500
XL Group Ltd. (Insurance)		100,000	3,363,000
			67,657,168
HEALTH CARE - 9.0%
AbbVie, Inc. (Biotechnology)		100,000	6,307,000
Amgen, Inc. (Biotechnology)		13,000	2,168,530
Celgene Corp. (Biotechnology)	(a)	20,000	2,090,600
China Biologic Products, Inc. (Biotechnology)	(a)	15,000	1,867,200
Gilead Sciences, Inc. (Biotechnology)		30,000	2,373,600
Shire PLC - ADR (Biotechnology)		20,000	3,877,200
Stryker Corp. (Health Care Equip. & Supplies)		20,000	2,328,200
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		17,000	2,210,340
Aetna, Inc. (Health Care Providers & Svs.)		65,000	7,504,250
Cardinal Health, Inc. (Health Care Providers & Svs.)		25,000	1,942,500
Cigna Corp. (Health Care Providers & Svs.)		38,000	4,952,160
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	110,000	8,319,300
McKesson Corp. (Health Care Providers & Svs.)		45,000	7,503,750
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	30,000	1,987,500
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	35,000	793,100
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	215,000	2,831,550
Allergan PLC (Pharmaceuticals)	(a)	28,700	6,609,897
Bristol-Myers Squibb Co. (Pharmaceuticals)		95,000	5,122,400
Eli Lilly & Co. (Pharmaceuticals)		60,000	4,815,600
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	45,000	5,466,600
Roche Holding AG - ADR (Pharmaceuticals)		75,000	2,322,750
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		40,000	1,840,400
			85,234,427
INDUSTRIALS - 6.8%
B/E Aerospace, Inc. (Aerospace & Defense)		95,000	4,907,700
Boeing Co. / The (Aerospace & Defense)		20,000	2,634,800
Orbital ATK, Inc. (Aerospace & Defense)		69,915	5,329,620
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)	(a)	125,000	5,567,500
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	91,574	2,111,696
Delta Air Lines, Inc. (Airlines)		90,000	3,542,400
Southwest Airlines Co. (Airlines)		60,000	2,333,400
Masco Corp. (Building Products)		125,000	4,288,750
PGT, Inc. (Building Products)	(a)	365,702	3,902,040
Honeywell International, Inc. (Industrial Conglomerates)		73,840	8,609,006
Allison Transmission Holdings, Inc. (Machinery)		115,000	3,298,200
Kforce, Inc. (Professional Svs.)		60,000	1,229,400
Korn/Ferry International (Professional Svs.)		60,000	1,260,000
ManpowerGroup, Inc. (Professional Svs.)		20,000	1,445,200
On Assignment, Inc. (Professional Svs.)	(a)	40,000	1,451,600
Robert Half International, Inc. (Professional Svs.)		40,000	1,514,400
Hertz Global Holdings, Inc. (Road & Rail)	(a)	100,000	4,016,000
Union Pacific Corp. (Road & Rail)		38,160	3,721,745
Air Lease Corp. (Trading Companies & Distributors)		108,775	3,108,790
			64,272,247
INFORMATION TECHNOLOGY - 9.2%
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	77,172	6,355,114
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		135,000	8,691,300
VeriFone Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	75,000	1,180,500
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	40,000	2,119,600
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	7,776	6,044,207
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	85,000	10,902,950
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	40,000	1,908,400
DST Systems, Inc. (IT Svs.)		30,000	3,537,600
MasterCard, Inc. Class A (IT Svs.)		121,600	12,375,232
Visa, Inc. (IT Svs.)		151,400	12,520,780
Xerox Corp. (IT Svs.)		150,000	1,519,500
Broadcom Ltd. (Semiconductors & Equip.)		25,000	4,313,000
Microsemi Corp. (Semiconductors & Equip.)	(a)	55,000	2,308,900
Skyworks Solutions, Inc. (Semiconductors & Equip.)		30,000	2,284,200
Synaptics, Inc. (Semiconductors & Equip.)	(a)	27,000	1,581,660
Synchronoss Technologies, Inc. (Software)	(a)	23,821	980,949
Apple, Inc. (Tech. Hardware, Storage & Periph.)		58,910	6,659,776
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	89,327	2,087,572
			87,371,240
MATERIALS - 2.0%
Ashland Global Holdings, Inc. (Chemicals)		20,000	2,319,000
Sherwin-Williams Co. / The (Chemicals)		21,000	5,809,860
Martin Marietta Materials, Inc. (Construction Materials)		12,000	2,149,320
Summit Materials, Inc. Class A (Construction Materials)	(a)	140,000	2,597,000
Graphic Packaging Holding Co. (Containers & Packaging)		350,000	4,896,500
International Paper Co. (Containers & Packaging)		30,000	1,439,400
			19,211,080
REAL ESTATE - 1.3%
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	355,000	9,932,900
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		19,029	2,165,310
			12,098,210
TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	65,000	3,036,800

UTILITIES - 1.2%
ALLETE, Inc. (Electric Utilities)		40,000	2,384,800
OGE Energy Corp. (Electric Utilities)		60,190	1,903,208
CMS Energy Corp. (Multi-Utilities)		51,300	2,155,113
Sempra Energy (Multi-Utilities)		45,000	4,823,550
			11,266,671
Total Common Stocks (Cost $440,088,188)			$453,603,979

Corporate Bonds - 16.0%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.6%
International Game Technology (Hotels, Restaurants & Leisure)		5.350%	10/15/2023	$2,000,000	$2,020,000
Lee Enterprises, Inc. (Media)	(b)	9.500%	03/15/2022	3,600,000	3,717,000
					5,737,000
CONSUMER STAPLES - 4.0%
Molson Coors Brewing Co. (Beverages)		3.000%	07/15/2026	5,500,000	5,541,641
CVS Health Corp. (Food & Staples Retailing)		2.750%	12/01/2022	3,198,000	3,293,655
CVS Health Corp. (Food & Staples Retailing)		4.750%	12/01/2022	10,726,000	12,166,191
Innovation Ventures LLC / Innovation Ventures Finance Corp. (Food & Staples Retailing)	(b)	9.500%	08/15/2019	2,500,000	2,628,750
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	8,714,000	9,611,995
WhiteWave Foods Co. / The (Food Products)		5.375%	10/01/2022	4,555,000	5,175,619
					38,417,851
ENERGY - 0.4%
Overseas Shipholding Group, Inc. (Acquired 07/13/2016 through 08/31/2016, Cost $3,855,875) (Oil, Gas & Consumable Fuels)	(d)	8.125%	03/30/2018	3,750,000	3,946,875

FINANCIALS - 5.1%
Citigroup, Inc. (Banks)		6.875%	06/01/2025	2,250,000	2,822,438
RBC U.S.A. Holdco Corp. (Banks)		5.250%	09/15/2020	1,500,000	1,690,899
SouthTrust Bank (Banks)		6.565%	12/15/2027	1,600,000	1,909,555
SouthTrust Bank (Banks)		6.125%	01/09/2028	1,000,000	1,213,987
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	5,149,000	5,488,932
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	5,800,000	6,053,750
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	4,400,000	5,027,000
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		2.750%	03/15/2023	2,250,000	2,339,213
International Lease Finance Corp. (Diversified Financial Svs.)		5.875%	08/15/2022	4,256,000	4,718,840
Alleghany Corp. (Insurance)		5.625%	09/15/2020	1,000,000	1,106,573
American Equity Investment Life Holding Co. (Insurance)		6.625%	07/15/2021	2,000,000	2,084,750
Chubb INA Holdings, Inc. (Insurance)		8.875%	08/15/2029	1,700,000	2,619,882
MBIA, Inc. (Insurance)		6.625%	10/01/2028	2,810,000	2,894,300
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,437,758
Prudential Financial, Inc. (Insurance)	(c)	8.875%	06/15/2038	2,610,000	2,897,100
					48,304,977
HEALTH CARE - 1.7%
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		3.875%	09/15/2025	6,650,000	7,091,766
Amsurg Corp. (Health Care Providers & Svs.)		5.625%	11/30/2020	435,000	446,962
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	6,200,000	6,610,750
Highmark, Inc. (Acquired 12/11/2014 through 03/31/2015, Cost $2,229,455) (Health Care Providers & Svs.)	(b)(d)	6.125%	05/15/2041	2,100,000	2,048,500
					16,197,978
INDUSTRIALS - 1.7%
Spirit AeroSystems, Inc. (Aerospace & Defense)		5.250%	03/15/2022	6,620,000	6,958,242
USG Corp. (Building Products)	(b)	5.875%	11/01/2021	650,000	680,062
Ingersoll-Rand Co. (Machinery)		6.391%	11/15/2027	2,215,000	2,629,398
Ingersoll-Rand Co. (Machinery)		6.443%	11/15/2027	1,800,000	2,207,763
Aircastle Ltd. (Trading Companies & Distributors)		5.000%	04/01/2023	3,500,000	3,657,500
					16,132,965
INFORMATION TECHNOLOGY - 1.6%
Corning, Inc. (Electronic Equip., Instr. & Comp.)		7.250%	08/15/2036	2,180,000	2,705,275
EarthLink Holdings Corp. (Internet Software & Svs.)		7.375%	06/01/2020	2,400,000	2,523,000
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)		5.750%	04/15/2023	9,188,000	9,670,370
					14,898,645
TELECOMMUNICATION SERVICES - 0.7%
Clearwire Communications LLC / Clearwire Finance, Inc. (Wireless Telecom. Svs.)	(b)	8.250%	12/01/2040	6,600,000	6,855,750

UTILITIES - 0.2%
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	1,248,709	1,469,731
Total Corporate Bonds (Cost $150,890,654)					$151,961,772

Preferred Securities - 5.2%		Rate	Quantity	Value
FINANCIALS - 3.4%
PNC Preferred Funding Trust II (Banks)	(b)(c)	QL + 122	2,000,000	$1,910,000
USB Capital IX (Banks)	(c)	QL + 102	1,500,000	1,284,375
USB Realty Corp. (Banks)	(b)(c)	QL + 115	3,750,000	3,365,625
Charles Schwab Corp. Series A / The (Capital Markets)	(c)	7.000%	4,000,000	4,640,000
NTC Capital I (Capital Markets)	(c)	QL + 52	3,300,000	2,854,500
State Street Capital Trust I (Capital Markets)	(c)	QL + 56	2,473,000	2,225,700
Discover Financial Services (Consumer Finance)		6.500%	38,474	1,003,402
GMAC Capital Trust I (Consumer Finance)	(c)	QL + 579	336,031	8,538,548
ILFC E-Capital Trust II (Diversified Financial Svs.)	(b)(c)	QL/10T/30T + 180, 14.5% Max	2,900,000	2,312,750
Maiden Holdings North America Ltd. (Insurance)		7.750%	100,549	2,707,784
MetLife Capital Trust IV (Insurance)	(b)	7.875%	1,000,000	1,254,598
				32,097,282
INDUSTRIALS - 0.9%
Pitney Bowes International Holdings, Inc. (Acquired 07/20/2016 through 08/09/2016, Cost $2,023,531) (Commercial Svs. & Supplies)	(b)(d)	6.125%	1,975	2,034,867
General Electric Co. (Industrial Conglomerates)	(c)	5.000%	5,760,000	6,125,184
				8,160,051
REAL ESTATE - 0.4%
Gramercy Property Trust (Acquired 08/27/2014 through 01/22/2016, Cost $3,647,365) (Equity Real Estate Investment Trusts)	(d)	7.125%	142,318	3,862,511

UTILITIES - 0.5%
PECO Energy Capital Trust IV (Electric Utilities)		5.750%	5,000,000	5,033,415
Total Preferred Securities (Cost $48,732,019)				$49,153,259

Asset-Backed / Mortgage-Backed Securities - 6.6%		Rate	Maturity	Face Amount	Value
FINANCIALS - 6.5%
Citigroup Mortgage Loan Trust 2013-J1 Class B2 (Acquired 05/21/2015, Cost $1,916,270)	(b)(d)	3.542%	10/25/2043	$1,921,073	$1,912,682
Green Tree 2008-HE1 Class A (Acquired 05/05/2016, Cost $2,923,337)	(b)(d)	9.500%	03/25/2038	2,719,383	2,873,850
MASTR Seasoned Securitization Trust 2005-1 Class 1A1		6.522%	09/25/2032	1,607,332	1,737,785
Mill City Mortgage Trust 2015-1 Class M3 (Acquired 08/18/2016, Cost $2,962,500)	(b)(d)	3.201%	06/25/2056	3,000,000	2,930,614
New Residential Mortgage Loan Trust 2016-1 Class B3 (Acquired 04/11/2016 through 04/26/2016, Cost $5,475,115)	(b)(d)	5.564%	03/25/2056	5,239,344	5,473,987
Sequoia Mortgage Trust 2013-12 Class B3 (Acquired 10/07/2015, Cost $2,269,272)	(b)(d)	4.233%	12/25/2043	2,231,963	2,263,959
Towd Point Mortgage Trust 2015-1 Class A5 (Acquired 08/03/2016 through 08/08/2016, Cost $6,599,500)	(b)(d)	3.510%	10/25/2053	6,700,000	6,597,245
Towd Point Mortgage Trust 2015-2 Class 2M1 (Acquired 02/16/2016 through 05/09/2016, Cost $5,699,391)	(b)(d)	3.750%	11/25/2057	5,687,000	5,915,880
Towd Point Mortgage Trust 2015-4 Class M2 (Acquired 10/29/2015 through 11/30/2015, Cost $3,901,250)	(b)(d)	3.750%	04/25/2055	4,000,000	3,968,798
Towd Point Mortgage Trust 2015-6 Class M2 (Acquired 09/14/2016, Cost $14,105,000)	(b)(d)	3.750%	04/25/2055	14,000,000	14,200,796
Towd Point Mortgage Trust 2016-2 Class M2 (Acquired 08/31/2016, Cost $8,882,500)	(b)(d)	3.000%	08/25/2055	9,500,000	8,886,940
Velocity Commercial Capital Loan Trust 2014-1 Class M3 (Acquired 02/17/2016, Cost $1,989,440)	(b)(d)	6.888%	09/25/2044	1,900,000	2,015,187
Velocity Commercial Capital Loan Trust 2014-1 Class M4 (Acquired 03/16/2016, Cost $2,441,257)	(b)(d)	7.051%	09/25/2044	2,397,000	2,483,891
					61,261,614
INDUSTRIALS - 0.1%
UAL 2007-1 Class B Pass Through Trust		7.336%	07/02/2019	973,042	1,016,829
Total Asset-Backed / Mortgage-Backed Securities (Cost $61,916,651)					$62,278,443

U.S. Treasury Obligations - 6.4%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.500%	08/15/2026	$10,000,000	$9,909,770
U.S. Treasury Note	1.000%	09/15/2017	10,000,000	10,031,250
U.S. Treasury Note	1.625%	02/15/2026	30,000,000	30,073,830
U.S. Treasury Note	1.875%	05/31/2022	10,000,000	10,323,830
Total U.S. Treasury Obligations (Cost $59,463,993)				$60,338,680

Closed-End Mutual Funds - 6.6%	Shares	Value
Advent/Claymore Enhanced Growth & Income Fund	228,980	$1,914,273
BlackRock Enhanced Government Fund, Inc.	162,831	2,242,183
BlackRock Income Trust, Inc.	1,277,268	8,276,697
Blackstone / GSO Senior Floating Rate Term Fund	22,127	372,840
Delaware Investments Dividend & Income Fund, Inc.	250,008	2,475,079
Deutsche Global High Income Fund, Inc.	117,198	985,635
Deutsche High Income Opportunities Fund, Inc.	123,157	1,742,672
Deutsche High Income Trust	449,437	4,139,315
Deutsche Multi-Market Income Trust	667,087	5,703,594
Deutsche Strategic Income Trust	124,051	1,503,498
First Trust Dividend and Income Fund	30,649	279,212
First Trust Enhanced Equity Income Fund	155,541	2,078,028
First Trust Mortgage Income Fund	125,315	1,808,295
Franklin Limited Duration Income Trust	465,247	5,624,836
JPMorgan China Region Fund, Inc.	43,903	771,376
Korea Equity Fund, Inc.	32,525	279,715
Madison Strategic Sector Premium Fund	170,846	2,007,440
MFS Investment Grade Municipal Trust	106,969	1,111,408
Morgan Stanley Income Securities, Inc.	214,553	4,059,343
Nuveen Global Equity Income Fund	276,442	3,300,717
Pacholder High Yield Fund, Inc.	383,748	2,736,123
Swiss Helvetia Fund, Inc. / The	27,217	290,950
Virtus Total Return Fund	802,224	3,802,542
Wells Fargo Multi-Sector Income Fund	232,794	3,019,338
Zweig Fund, Inc.	191,226	2,476,377
Total Closed-End Mutual Funds (Cost $61,296,126)		$63,001,486

Exchange Traded Funds - 3.0%	Shares	Value
iShares Currency Hedged MSCI Eurozone ETF	345,000	$8,552,550
iShares Europe ETF	170,000	6,694,600
SPDR S&P 500 ETF Trust	59,152	12,794,578
Total Exchange Traded Funds (Cost $28,489,546)		$28,041,728

Purchased Options - 0.1%	Expiration	Exercise Price	Contracts	Value
S&P 500 Index Put Option	October 2016	$2,050.00	200	$69,600
S&P 500 Index Put Option	December 2016	$1,800.00	700	350,000
S&P 500 Index Put Option	January 2017	$1,800.00	700	630,000
Total Purchased Options (Cost $5,668,754)				$1,049,600

Money Market Funds - 5.8%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		2,361,452	$2,361,452
State Street Institutional U.S. Government Money Market Fund
Institutional Class		52,887,206	52,887,206
Total Money Market Funds (Cost $55,248,658)			$55,248,658

Total Investments - 97.6% (Cost $911,794,589)	(e)		$924,677,605
Other Assets in Excess of Liabilities - 2.4%			22,379,944
Net Assets - 100.0%			$947,057,549

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

QL: Quarterly U.S. LIBOR Rate, 0.854% on 09/30/2016

10T: 10 Year Constant Maturity Treasury Rate, 1.601% on 09/30/2016

30T: 30 Year Constant Maturity Treasury Rate, 2.316% on 09/30/2016

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2016, the value of these securities totaled $101,997,476, or 10.8% of the Portfolio's net assets. Unless also noted with (d), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at September 30, 2016.

(d) Represents a security deemed to be illiquid. At September 30, 2016, the value of illiquid securities in the Portfolio totaled $71,416,582, or 7.5% of the Portfolio's net assets.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 98.9%		Shares	Value
CONSUMER DISCRETIONARY - 14.4%
H&R Block, Inc. (Diversified Consumer Svs.)		4,147	$96,003
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	3,343	93,403
Isle of Capri Casinos, Inc. (Hotels, Restaurants & Leisure)	(a)	8,375	186,595
Starbucks Corp. (Hotels, Restaurants & Leisure)		30,853	1,670,381
LGI Homes, Inc. (Household Durables)	(a)	3,915	144,229
NVR, Inc. (Household Durables)	(a)	48	78,714
ZAGG, Inc. (Household Durables)	(a)	5,451	44,153
Expedia, Inc. (Internet & Direct Marketing Retail)		1,117	130,376
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	407	598,896
Gray Television, Inc. (Media)	(a)	13,698	141,911
Vivendi SA - ADR (Media)		16,394	330,339
World Wrestling Entertainment, Inc. Class A (Media)		6,968	148,418
AutoZone, Inc. (Specialty Retail)	(a)	907	696,884
Conn's, Inc. (Specialty Retail)	(a)	6,573	67,833
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,538	710,919
Ross Stores, Inc. (Specialty Retail)		3,309	212,769
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	516	122,798
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		17,310	911,372
			6,385,993
CONSUMER STAPLES - 6.3%
Brown-Forman Corp. Class B (Beverages)		4,033	191,326
Coca-Cola Bottling Co. Consolidated (Beverages)		384	56,893
National Beverage Corp. (Beverages)	(a)	1,506	66,339
Casey's General Stores, Inc. (Food & Staples Retailing)		573	68,846
Cal-Maine Foods, Inc. (Food Products)		1,483	57,155
Hormel Foods Corp. (Food Products)		6,711	254,548
Lancaster Colony Corp. (Food Products)		600	79,254
Mondelez International, Inc. Class A (Food Products)		12,956	568,768
Clorox Co. / The (Household Products)		2,229	279,026
Estee Lauder Cos., Inc. / The Class A (Personal Products)		3,835	339,628
Reynolds American, Inc. (Tobacco)		17,898	843,891
			2,805,674
ENERGY - 5.2%
BP PLC - ADR (Oil, Gas & Consumable Fuels)		11,261	395,937
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		11,746	339,107
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,411	138,453
Royal Dutch Shell PLC Class B - ADR (Oil, Gas & Consumable Fuels)		7,614	402,248
Statoil ASA - ADR (Oil, Gas & Consumable Fuels)		25,406	426,821
Tesoro Corp. (Oil, Gas & Consumable Fuels)		763	60,704
TOTAL SA - ADR (Oil, Gas & Consumable Fuels)		7,809	372,489
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,068	162,604
			2,298,363
FINANCIALS - 16.1%
Ameris Bancorp (Banks)		6,554	229,062
Chemical Financial Corp. (Banks)		6,308	278,372
Customers Bancorp, Inc. (Banks)	(a)	5,352	134,656
FCB Financial Holdings, Inc. Class A (Banks)	(a)	7,401	284,420
HSBC Holdings PLC - ADR (Banks)		8,882	334,052
Nordea Bank AB - ADR (Banks)		31,967	314,236
Skandinaviska Enskilda Banken AB - ADR (Banks)		32,648	326,807
Swedbank AB - ADR (Banks)		15,895	372,261
INTL FCStone, Inc. (Capital Markets)	(a)	3,827	148,679
Moody's Corp. (Capital Markets)		6,513	705,228
Nasdaq, Inc. (Capital Markets)		5,419	365,999
American Express Co. (Consumer Finance)		20,103	1,287,396
Legal & General Group PLC - ADR (Insurance)		17,284	249,754
Torchmark Corp. (Insurance)		4,062	259,521
Travelers Cos., Inc. / The (Insurance)		12,341	1,413,662
Kearny Financial Corp. (Thrifts & Mortgage Finance)		18,920	257,501
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	(a)	6,170	155,854
			7,117,460
HEALTH CARE - 8.2%
Gilead Sciences, Inc. (Biotechnology)		9,240	731,069
Repligen Corp. (Biotechnology)	(a)	6,892	208,069
Cynosure, Inc. Class A (Health Care Equip. & Supplies)	(a)	4,515	229,994
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,377	166,011
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	3,999	239,540
Vascular Solutions, Inc. (Health Care Equip. & Supplies)	(a)	3,484	168,033
Adeptus Health, Inc. Class A (Health Care Providers & Svs.)	(a)	2,872	123,640
Almost Family, Inc. (Health Care Providers & Svs.)	(a)	2,026	74,496
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	9,594	305,761
Chemed Corp. (Health Care Providers & Svs.)		463	65,315
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	3,662	135,055
PharMerica Corp. (Health Care Providers & Svs.)	(a)	6,075	170,525
Providence Service Corp. / The (Health Care Providers & Svs.)	(a)	3,142	152,795
Cambrex Corp. (Life Sciences Tools & Svs.)	(a)	1,484	65,979
Waters Corp. (Life Sciences Tools & Svs.)	(a)	520	82,415
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		8,591	370,530
Sucampo Pharmaceuticals, Inc. Class A (Pharmaceuticals)	(a)	9,207	113,338
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	9,718	240,326
			3,642,891
INDUSTRIALS - 13.2%
Boeing Co. / The (Aerospace & Defense)		9,633	1,269,051
Northrop Grumman Corp. (Aerospace & Defense)		2,576	551,135
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,621	135,034
Hawaiian Holdings, Inc. (Airlines)	(a)	1,934	93,992
JetBlue Airways Corp. (Airlines)	(a)	4,029	69,460
American Woodmark Corp. (Building Products)	(a)	872	70,257
Lennox International, Inc. (Building Products)		557	87,466
Patrick Industries, Inc. (Building Products)	(a)	3,139	194,367
Universal Forest Products, Inc. (Building Products)		4,131	406,862
Cintas Corp. (Commercial Svs. & Supplies)		1,524	171,602
Comfort Systems U.S.A., Inc. (Construction & Engineering)		7,726	226,449
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,008	82,434
3M Co. (Industrial Conglomerates)		9,284	1,636,119
John Bean Technologies Corp. (Machinery)		5,890	415,540
Barrett Business Services, Inc. (Professional Svs.)		1,456	72,232
Insperity, Inc. (Professional Svs.)		4,950	359,568
			5,841,568
INFORMATION TECHNOLOGY - 27.9%
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	3,443	76,469
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,506	142,181
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,287	298,943
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	4,454	3,581,283
Angie's List, Inc. (Internet Software & Svs.)	(a)	11,723	116,175
VeriSign, Inc. (Internet Software & Svs.)	(a)	3,013	235,737
Accenture PLC Class A (IT Svs.)		8,917	1,089,390
Global Payments, Inc. (IT Svs.)		1,655	127,038
Sykes Enterprises, Inc. (IT Svs.)	(a)	8,727	245,491
Total System Services, Inc. (IT Svs.)		2,351	110,850
Broadcom Ltd. (Semiconductors & Equip.)		2,251	388,343
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	2,619	60,499
Intel Corp. (Semiconductors & Equip.)		38,763	1,463,303
NVIDIA Corp. (Semiconductors & Equip.)		11,220	768,794
Photronics, Inc. (Semiconductors & Equip.)	(a)	13,763	141,897
Texas Instruments, Inc. (Semiconductors & Equip.)		8,352	586,143
Xilinx, Inc. (Semiconductors & Equip.)		2,099	114,060
Activision Blizzard, Inc. (Software)		5,953	263,718
Electronic Arts, Inc. (Software)	(a)	2,528	215,891
Gigamon, Inc. (Software)	(a)	6,892	377,682
Intuit, Inc. (Software)		3,810	419,138
Manhattan Associates, Inc. (Software)	(a)	1,036	59,694
Apple, Inc. (Tech. Hardware, Storage & Periph.)		13,142	1,485,703
			12,368,422
MATERIALS - 2.0%
BHP Billiton Ltd. - ADR (Metals & Mining)		13,561	469,889
Rio Tinto PLC - ADR (Metals & Mining)		12,120	404,808
			874,697
TELECOMMUNICATION SERVICES - 2.2%
Telenor ASA - ADR (Diversified Telecom. Svs.)		20,996	359,242
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	43,616	288,302
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		10,979	320,038
			967,582
UTILITIES - 3.4%
Electricite de France SA - ADR (Electric Utilities)		121,167	290,801
Eversource Energy (Electric Utilities)		937	50,767
NextEra Energy, Inc. (Electric Utilities)		1,356	165,866
SSE PLC - ADR (Electric Utilities)		15,506	316,012
Engie SA - ADR (Multi-Utilities)		19,730	308,577
National Grid PLC - ADR (Multi-Utilities)		4,987	354,626
SCANA Corp. (Multi-Utilities)		423	30,613
			1,517,262
Total Common Stocks (Cost $41,880,268)			$43,819,912

Money Market Funds - 1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		29,351	$29,351
State Street Institutional U.S. Government Money Market Fund
Institutional Class		444,182	444,182
Total Money Market Funds (Cost $473,533)			$473,533

Total Investments - 100.0% (Cost $42,353,801)	(b)		$44,293,445
Liabilities in Excess of Other Assets - (0.0)%			(11,038)
Net Assets - 100.0%			$44,282,407

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 99.3%		Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Delphi Automotive PLC (Auto Components)		27,185	$1,938,834
McDonald's Corp. (Hotels, Restaurants & Leisure)		11,153	1,286,610
Newell Brands, Inc. (Household Durables)		53,043	2,793,245
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	6,276	5,254,958
IMAX Corp. (Media)	(a)	42,158	1,221,317
Time Warner, Inc. (Media)		29,885	2,379,145
Lowe's Cos., Inc. (Specialty Retail)		16,630	1,200,852
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	25,507	1,518,942
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		58,549	1,478,362
PVH Corp. (Textiles, Apparel & Luxury Goods)		11,236	1,241,578
			20,313,843
CONSUMER STAPLES - 8.8%
Coca-Cola Co. / The (Beverages)		35,013	1,481,750
Constellation Brands, Inc. Class A (Beverages)		7,222	1,202,391
General Mills, Inc. (Food Products)		23,944	1,529,543
Kellogg Co. (Food Products)		26,854	2,080,379
Kraft Heinz Co. / The (Food Products)		24,632	2,204,810
Colgate-Palmolive Co. (Household Products)		28,445	2,108,912
			10,607,785
ENERGY - 1.6%
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		10,617	1,971,046

FINANCIALS - 1.7%
Bank of New York Mellon Corp. / The (Capital Markets)		51,124	2,038,825

HEALTH CARE - 19.7%
Biogen, Inc. (Biotechnology)	(a)	7,661	2,398,123
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	11,993	1,109,592
Celgene Corp. (Biotechnology)	(a)	11,914	1,245,370
Juno Therapeutics, Inc. (Biotechnology)	(a)	24,962	749,110
Ophthotech Corp. (Biotechnology)	(a)	37,422	1,726,277
TESARO, Inc. (Biotechnology)	(a)	19,011	1,905,663
Danaher Corp. (Health Care Equip. & Supplies)		31,075	2,435,969
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	31,126	2,354,059
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		17,129	2,398,060
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		16,096	2,560,230
Allergan PLC (Pharmaceuticals)	(a)	11,043	2,543,313
Mylan NV (Pharmaceuticals)	(a)	59,126	2,253,883
			23,679,649
INDUSTRIALS - 13.4%
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		9,730	1,492,777
FedEx Corp. (Air Freight & Logistics)		14,742	2,575,133
AECOM (Construction & Engineering)	(a)	71,719	2,132,206
Quanta Services, Inc. (Construction & Engineering)	(a)	6,799	190,304
Rockwell Automation, Inc. (Electrical Equip.)		19,511	2,386,976
General Electric Co. (Industrial Conglomerates)		60,611	1,795,298
Stanley Black & Decker, Inc. (Machinery)		11,127	1,368,398
Xylem, Inc. (Machinery)		40,242	2,110,693
Union Pacific Corp. (Road & Rail)		21,888	2,134,737
			16,186,522
INFORMATION TECHNOLOGY - 34.3%
Harris Corp. (Communications Equip.)		25,812	2,364,637
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	11,330	1,198,601
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	3,307	2,659,026
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	5,129	3,986,720
eBay, Inc. (Internet Software & Svs.)	(a)	54,590	1,796,011
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	28,617	3,670,703
Visa, Inc. (IT Svs.)		24,690	2,041,863
Broadcom Ltd. (Semiconductors & Equip.)		13,859	2,390,955
Intel Corp. (Semiconductors & Equip.)		54,052	2,040,463
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	24,846	2,534,540
Adobe Systems, Inc. (Software)	(a)	11,385	1,235,728
Electronic Arts, Inc. (Software)	(a)	22,800	1,947,120
Microsoft Corp. (Software)		69,409	3,997,959
Oracle Corp. (Software)		60,563	2,378,915
Apple, Inc. (Tech. Hardware, Storage & Periph.)		48,629	5,497,508
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		67,079	1,526,047
			41,266,796
TELECOMMUNICATION SERVICES - 2.9%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		21,184	1,101,144
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	50,715	2,369,405
			3,470,549
Total Common Stocks (Cost $105,489,060)			$119,535,015

Money Market Funds - 1.3%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		26,611	$26,611
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,585,504	1,585,504
Total Money Market Funds (Cost $1,612,115)			$1,612,115

Total Investments - 100.6% (Cost $107,101,175)	(b)		$121,147,130
Liabilities in Excess of Other Assets - (0.6)%			(800,760)
Net Assets - 100.0%			$120,346,370

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio

Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks - 48.4%		Shares	Value
CONSUMER DISCRETIONARY - 10.5%
General Motors Co. (Automobiles)		98,137	$3,117,812
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	34,049	1,283,647
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		15,739	843,768
Starbucks Corp. (Hotels, Restaurants & Leisure)		32,659	1,768,158
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	2,283	3,359,412
Hasbro, Inc. (Leisure Products)		5,331	422,908
Mattel, Inc. (Leisure Products)		38,038	1,151,791
Comcast Corp. Class A (Media)		49,121	3,258,687
Time Warner, Inc. (Media)		28,011	2,229,956
Dollar Tree, Inc. (Multiline Retail)	(a)	26,318	2,077,280
Home Depot, Inc. / The (Specialty Retail)		21,074	2,711,802
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		80,531	4,239,957
			26,465,178
CONSUMER STAPLES - 5.7%
Costco Wholesale Corp. (Food & Staples Retailing)		24,721	3,770,200
Kroger Co. / The (Food & Staples Retailing)		43,226	1,282,948
Sysco Corp. (Food & Staples Retailing)		19,870	973,829
Hershey Co. / The (Food Products)		18,399	1,758,944
Kimberly-Clark Corp. (Household Products)		15,323	1,932,843
Altria Group, Inc. (Tobacco)		73,930	4,674,594
			14,393,358
FINANCIALS - 6.1%
U.S. Bancorp (Banks)		51,252	2,198,198
CME Group, Inc. (Capital Markets)		36,657	3,831,390
Morgan Stanley (Capital Markets)		65,698	2,106,278
TD Ameritrade Holding Corp. (Capital Markets)		65,608	2,312,026
American Express Co. (Consumer Finance)		14,000	896,560
Synchrony Financial (Consumer Finance)		97,512	2,730,336
Colony Capital, Inc. (Mortgage Real Estate Investment Trusts)		68,272	1,244,599
			15,319,387
HEALTH CARE - 6.8%
AbbVie, Inc. (Biotechnology)		41,393	2,610,657
Amgen, Inc. (Biotechnology)		31,371	5,232,996
Medtronic PLC (Health Care Equip. & Supplies)		28,663	2,476,483
Aetna, Inc. (Health Care Providers & Svs.)		10,967	1,266,140
Allergan PLC (Pharmaceuticals)	(a)	5,028	1,157,999
Bristol-Myers Squibb Co. (Pharmaceuticals)		69,275	3,735,308
Eli Lilly & Co. (Pharmaceuticals)		8,328	668,405
			17,147,988
INDUSTRIALS - 6.2%
Boeing Co. / The (Aerospace & Defense)		37,119	4,890,057
General Dynamics Corp. (Aerospace & Defense)		7,246	1,124,289
Northrop Grumman Corp. (Aerospace & Defense)		9,998	2,139,072
United Parcel Service, Inc. Class B (Air Freight & Logistics)		10,123	1,107,051
General Electric Co. (Industrial Conglomerates)		32,986	977,045
Honeywell International, Inc. (Industrial Conglomerates)		28,926	3,372,482
CSX Corp. (Road & Rail)		68,083	2,076,532
			15,686,528
INFORMATION TECHNOLOGY - 9.9%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	5,544	4,309,296
Accenture PLC Class A (IT Svs.)		11,933	1,457,855
Automatic Data Processing, Inc. (IT Svs.)		12,015	1,059,723
MasterCard, Inc. Class A (IT Svs.)		52,027	5,294,788
Adobe Systems, Inc. (Software)	(a)	31,600	3,429,864
Microsoft Corp. (Software)		108,649	6,258,182
Apple, Inc. (Tech. Hardware, Storage & Periph.)		26,782	3,027,705
			24,837,413
MATERIALS - 1.6%
LyondellBasell Industries NV Class A (Chemicals)		51,569	4,159,556

REAL ESTATE - 1.6%
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		7,345	691,972
MGM Growth Properties, LLC Class A (Equity Real Estate Investment Trusts)		25,104	654,461
Outfront Media, Inc. (Equity Real Estate Investment Trusts)		39,686	938,574
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	59,015	1,651,240
			3,936,247
Total Common Stocks (Cost $118,695,286)			$121,945,655

Corporate Bonds - 12.9%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.1%
General Motors Co. (Automobiles)		4.875%	10/02/2023	$70,000	$75,875
General Motors Financial Co., Inc. (Automobiles)		3.700%	05/09/2023	72,000	73,251
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	01/15/2022	239,000	248,560
Brinker International, Inc. (Hotels, Restaurants & Leisure)		3.875%	05/15/2023	103,000	97,869
D.R. Horton, Inc. (Household Durables)		4.750%	05/15/2017	75,000	76,406
D.R. Horton, Inc. (Household Durables)		3.750%	03/01/2019	172,000	179,525
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	46,000	48,070
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021	64,000	66,684
Newell Brands, Inc. (Household Durables)		3.850%	04/01/2023	61,000	64,952
Newell Brands, Inc. (Household Durables)		4.200%	04/01/2026	323,000	351,992
Newell Brands, Inc. (Household Durables)	(b)	5.000%	11/15/2023	88,000	93,705
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	99,000	108,900
Toll Brothers Finance Corp. (Household Durables)		4.375%	04/15/2023	47,000	48,175
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		5.250%	03/15/2021	144,000	149,760
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)	(b)	4.464%	07/23/2022	41,000	44,274
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)	(b)	4.908%	07/23/2025	228,000	251,708
Comcast Corp. (Media)		2.350%	01/15/2027	104,000	102,398
Cox Communications, Inc. (Media)	(b)	3.350%	09/15/2026	191,000	191,762
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	151,000	154,769
UBM PLC (Media)	(b)	5.750%	11/03/2020	50,000	54,188
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.625%	05/15/2024	237,000	243,221
					2,726,044
CONSUMER STAPLES - 1.4%
Anheuser-Busch InBev Finance, Inc. (Beverages)		2.650%	02/01/2021	68,000	70,174
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.300%	02/01/2023	383,000	403,941
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.900%	02/01/2046	190,000	227,876
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.650%	02/01/2026	512,000	548,292
Molson Coors Brewing Co. (Beverages)		3.000%	07/15/2026	166,000	167,257
Molson Coors Brewing Co. (Beverages)		4.200%	07/15/2046	65,000	67,904
CVS Health Corp. (Food & Staples Retailing)		2.800%	07/20/2020	388,000	402,278
CVS Health Corp. (Food & Staples Retailing)		4.750%	12/01/2022	83,000	94,144
CVS Health Corp. (Food & Staples Retailing)		5.000%	12/01/2024	116,000	134,423
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	50,000	51,075
Sysco Corp. (Food & Staples Retailing)		3.300%	07/15/2026	124,000	128,624
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		2.600%	06/01/2021	55,000	56,289
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		3.100%	06/01/2023	35,000	36,112
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		3.450%	06/01/2026	142,000	147,505
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		4.650%	06/01/2046	23,000	25,122
Kraft Heinz Foods Co. (Food Products)		3.000%	06/01/2026	122,000	123,051
Kraft Heinz Foods Co. (Food Products)		2.800%	07/02/2020	120,000	124,366
Kraft Heinz Foods Co. (Food Products)		3.500%	07/15/2022	115,000	122,135
Smithfield Foods, Inc. (Food Products)	(b)	5.250%	08/01/2018	49,000	49,306
Wm. Wrigley Jr. Co. (Food Products)	(b)	3.375%	10/21/2020	89,000	94,213
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	374,000	380,060
					3,454,147
ENERGY - 1.3%
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		5.875%	05/01/2019	26,000	26,975
Helmerich & Payne International Drilling Co. (Energy Equip. & Svs.)		4.650%	03/15/2025	288,000	304,084
Oceaneering International, Inc. (Energy Equip. & Svs.)		4.650%	11/15/2024	58,000	58,417
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.375%	09/15/2017	7,000	7,298
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.850%	03/15/2021	32,000	34,474
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	03/15/2026	169,000	191,994
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.700%	05/15/2017	36,000	36,841
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.900%	02/01/2018	58,000	60,863
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	4,000	4,293
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5.875%	05/01/2022	92,000	96,342
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4.375%	06/01/2024	47,000	49,113
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.950%	03/15/2026	168,000	189,401
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.200%	03/15/2021	139,000	150,326
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	90,000	94,139
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	81,000	83,733
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	133,000	134,098
Hiland Partners Holdings, LLC / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2022	91,000	94,629
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	209,000	228,062
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		3.950%	09/01/2022	110,000	115,321
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	119,000	131,438
MPLX LP (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	39,000	39,775
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.605%	02/15/2025	84,000	84,527
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	200,000	207,913
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	114,000	125,669
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)	(b)	5.000%	03/15/2027	196,000	200,900
Spectra Energy Partners LP (Oil, Gas & Consumable Fuels)		4.750%	03/15/2024	172,000	189,007
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		5.375%	06/01/2021	170,000	185,103
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.700%	01/15/2023	51,000	49,470
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2023	140,000	141,673
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	03/15/2024	12,000	12,133
					3,328,011
FINANCIALS - 3.8%
Bank of America Corp. (Banks)		4.450%	03/03/2026	325,000	349,002
Bank of America Corp. (Banks)		5.700%	05/02/2017	125,000	127,929
Bank of America NA (Banks)		5.300%	03/15/2017	250,000	254,370
CIT Group, Inc. (Banks)	(b)	5.500%	02/15/2019	123,000	130,072
CIT Group, Inc. (Banks)		4.250%	08/15/2017	463,000	471,681
Citigroup, Inc. (Banks)		4.450%	09/29/2027	165,000	172,785
Citigroup, Inc. (Banks)	(d)	QL + 143	09/01/2023	184,000	184,881
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	34,000	35,381
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	244,000	256,172
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	47,032
JPMorgan Chase & Co. (Banks)		2.295%	08/15/2021	265,000	265,593
JPMorgan Chase & Co. (Banks)		3.375%	05/01/2023	271,000	278,563
JPMorgan Chase & Co. (Banks)		4.250%	10/01/2027	280,000	301,411
Royal Bank of Scotland Group PLC (Banks)		6.100%	06/10/2023	159,000	166,722
Santander UK PLC (Banks)	(b)	5.000%	11/07/2023	589,000	613,830
SVB Financial Group (Banks)		5.375%	09/15/2020	139,000	154,502
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	73,000	73,734
Carlyle Holdings Finance LLC (Capital Markets)	(b)	3.875%	02/01/2023	97,000	101,420
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	87,000	90,534
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	203,000	216,402
E*TRADE Financial Corp. (Capital Markets)		4.625%	09/15/2023	300,000	311,861
Goldman Sachs Group, Inc. / The (Capital Markets)		5.625%	01/15/2017	103,000	104,219
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	02/25/2026	243,000	255,310
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	218,000	236,123
Lazard Group LLC (Capital Markets)		6.850%	06/15/2017	32,000	33,016
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	204,000	218,741
Lazard Group LLC (Capital Markets)		3.750%	02/13/2025	42,000	42,303
Morgan Stanley (Capital Markets)		5.550%	04/27/2017	100,000	102,308
Morgan Stanley (Capital Markets)		2.450%	02/01/2019	122,000	124,211
Morgan Stanley (Capital Markets)		4.875%	11/01/2022	79,000	87,142
Morgan Stanley (Capital Markets)		2.800%	06/16/2020	135,000	138,500
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	176,000	183,173
Murray Street Investment Trust I (Capital Markets)		4.647%	03/09/2017	92,000	92,930
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	355,000	370,531
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	4.875%	04/15/2045	162,000	138,812
Raymond James Financial, Inc. (Capital Markets)		5.625%	04/01/2024	371,000	429,174
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	42,000	42,873
Scottrade Financial Services, Inc. (Acquired 05/03/2016 through 05/05/2016, Cost $43,695)(Capital Markets)	(e)	6.125%	07/11/2021	41,000	44,073
TD Ameritrade Holding Corp. (Capital Markets)		3.625%	04/01/2025	286,000	307,200
TD Ameritrade Holding Corp. (Capital Markets)		2.950%	04/01/2022	202,000	210,503
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	54,000	59,535
Discover Financial Services (Consumer Finance)		3.950%	11/06/2024	165,000	168,993
Discover Financial Services (Consumer Finance)		3.750%	03/04/2025	190,000	192,379
Synchrony Financial (Consumer Finance)		3.000%	08/15/2019	121,000	123,871
Synchrony Financial (Consumer Finance)		4.500%	07/23/2025	205,000	216,754
Synchrony Financial (Consumer Finance)		2.600%	01/15/2019	9,000	9,106
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	33,000	34,737
International Lease Finance Corp. (Diversified Financial Svs.)		8.750%	03/15/2017	99,000	101,846
LeasePlan Corp. NV (Diversified Financial Svs.)	(b)	2.500%	05/16/2018	293,000	293,428
Voya Financial, Inc. (Diversified Financial Svs.)	(d)	5.650%	05/15/2053	113,000	113,000
CNO Financial Group, Inc. (Insurance)		4.500%	05/30/2020	49,000	50,164
CNO Financial Group, Inc. (Insurance)		5.250%	05/30/2025	143,000	142,642
Primerica, Inc. (Insurance)		4.750%	07/15/2022	217,000	237,485
					9,508,959
HEALTH CARE - 1.3%
AbbVie, Inc. (Biotechnology)		3.200%	05/14/2026	288,000	291,741
Shire Acquisitions Investments Ireland DAC (Biotechnology)		2.400%	09/23/2021	117,000	117,325
Shire Acquisitions Investments Ireland DAC (Biotechnology)		2.875%	09/23/2023	156,000	156,718
Shire Acquisitions Investments Ireland DAC (Biotechnology)		3.200%	09/23/2026	156,000	156,430
Becton Dickinson and Co. (Health Care Equip. & Supplies)		1.800%	12/15/2017	213,000	214,040
Aetna, Inc. (Health Care Providers & Svs.)		2.400%	06/15/2021	118,000	119,463
Aetna, Inc. (Health Care Providers & Svs.)		2.800%	06/15/2023	87,000	88,867
Aetna, Inc. (Health Care Providers & Svs.)		3.200%	06/15/2026	205,000	208,345
Express Scripts Holding Co. (Health Care Providers & Svs.)		4.500%	02/25/2026	310,000	340,218
Express Scripts Holding Co. (Health Care Providers & Svs.)		4.800%	07/15/2046	102,000	106,267
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	124,000	127,875
Universal Health Services, Inc. (Health Care Providers & Svs.)	(b)	4.750%	08/01/2022	96,000	99,120
Universal Health Services, Inc. (Health Care Providers & Svs.)	(b)	5.000%	06/01/2026	73,000	76,011
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	150,000	167,741
Actavis Funding SCS (Pharmaceuticals)		3.000%	03/12/2020	351,000	361,846
Perrigo Finance Unlimited Co. (Pharmaceuticals)		3.900%	12/15/2024	200,000	203,045
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		2.200%	07/21/2021	110,000	109,805
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		2.800%	07/21/2023	81,000	81,235
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		3.150%	10/01/2026	123,000	123,651
					3,149,743
INDUSTRIALS - 0.6%
Southwest Airlines Co. (Airlines)		5.125%	03/01/2017	87,000	88,361
Masco Corp. (Building Products)		3.500%	04/01/2021	106,000	109,710
Masco Corp. (Building Products)		4.375%	04/01/2026	17,000	17,892
Owens Corning (Building Products)		4.200%	12/01/2024	106,000	112,516
Owens Corning (Building Products)		3.400%	08/15/2026	33,000	33,174
Cintas Corp. No. 2 (Commercial Svs. & Supplies)		4.300%	06/01/2021	37,000	40,752
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	130,000	131,950
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	192,000	219,139
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	63,000	67,083
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	137,000	147,276
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	222,000	238,679
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.375%	03/15/2018	204,000	209,101
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	4.250%	01/17/2023	135,000	142,461
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	2.500%	06/15/2019	53,000	53,773
					1,611,867
INFORMATION TECHNOLOGY - 0.9%
Harris Corp. (Communications Equip.)		4.250%	10/01/2016	99,000	99,000
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	249,000	262,011
Fidelity National Information Services, Inc. (IT Svs.)		5.000%	03/15/2022	14,000	14,500
Fidelity National Information Services, Inc. (IT Svs.)		3.625%	10/15/2020	108,000	114,559
Fidelity National Information Services, Inc. (IT Svs.)		4.500%	10/15/2022	134,000	148,323
Fidelity National Information Services, Inc. (IT Svs.)		3.000%	08/15/2026	167,000	165,265
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	336,000	372,282
Total System Services, Inc. (IT Svs.)		3.800%	04/01/2021	92,000	97,633
TSMC Global Ltd. (Semiconductors & Equip.)	(b)	1.625%	04/03/2018	438,000	438,664
Cadence Design Systems, Inc. (Software)		4.375%	10/15/2024	224,000	230,366
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.750%	01/01/2025	231,000	218,295
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		5.750%	12/01/2034	48,000	39,960
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	06/01/2027	32,000	28,416
					2,229,274
MATERIALS - 0.5%
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	40,000	43,143
Ashland, Inc. (Chemicals)		3.875%	04/15/2018	121,000	124,630
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	95,000	101,262
Vulcan Materials Co. (Construction Materials)		7.000%	06/15/2018	117,000	126,068
Vulcan Materials Co. (Construction Materials)		7.500%	06/15/2021	68,000	82,620
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	166,000	179,280
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	128,000	136,640
Alcoa, Inc. (Metals & Mining)		5.125%	10/01/2024	23,000	24,466
ArcelorMittal (Metals & Mining)		7.250%	02/25/2022	12,000	13,620
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	121,276
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	82,000	85,702
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.600%	03/01/2025	277,000	295,224
					1,333,931
REAL ESTATE - 1.1%
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		4.600%	04/01/2022	230,000	250,230
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		2.750%	01/15/2020	140,000	142,125
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		4.500%	07/30/2029	158,000	169,802
American Tower Corp. (Equity Real Estate Investment Trusts)		3.500%	01/31/2023	34,000	35,475
American Tower Corp. (Equity Real Estate Investment Trusts)		3.450%	09/15/2021	18,000	18,946
American Tower Corp. (Equity Real Estate Investment Trusts)		3.300%	02/15/2021	207,000	216,408
American Tower Corp. (Equity Real Estate Investment Trusts)		4.400%	02/15/2026	116,000	127,127
American Tower Corp. (Equity Real Estate Investment Trusts)		3.375%	10/15/2026	236,000	239,355
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		5.250%	01/15/2023	153,000	173,248
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		4.875%	04/15/2022	264,000	294,492
Post Apartment Homes LP (Equity Real Estate Investment Trusts)		4.750%	10/15/2017	46,000	47,459
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)		6.750%	12/15/2021	61,000	70,006
SL Green Realty Corp. (Equity Real Estate Investment Trusts)		7.750%	03/15/2020	237,000	275,910
SL Green Realty Corp. (Equity Real Estate Investment Trusts)		5.000%	08/15/2018	85,000	88,755
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	413,000	416,097
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	164,000	175,573
					2,741,008
TELECOMMUNICATION SERVICES - 0.4%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	83,000	85,323
AT&T, Inc. (Diversified Telecom. Svs.)		4.125%	02/17/2026	60,000	64,874
BellSouth, LLC (Diversified Telecom. Svs.)	(b)	4.400%	04/26/2017	634,000	645,602
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	77,000	77,223
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	166,000	162,878
Verizon Communications, Inc. (Diversified Telecom. Svs.)		1.750%	08/15/2021	65,000	64,294
					1,100,194
UTILITIES - 0.5%
Duke Energy Corp. (Electric Utilities)		1.800%	09/01/2021	67,000	66,647
Duke Energy Corp. (Electric Utilities)		2.650%	09/01/2026	100,000	98,231
IPALCO Enterprises, Inc. (Electric Utilities)		5.000%	05/01/2018	91,000	94,868
PPL WEM Holdings Ltd. (Electric Utilities)	(b)	5.375%	05/01/2021	151,000	168,217
Southern Co. / The (Electric Utilities)		2.350%	07/01/2021	272,000	277,215
Southern Co. / The (Electric Utilities)		2.950%	07/01/2023	143,000	147,952
Southern Co. / The (Electric Utilities)		3.250%	07/01/2026	272,000	281,901
Dominion Resources, Inc. (Multi-Utilities)		2.000%	08/15/2021	20,000	19,954
Dominion Resources, Inc. (Multi-Utilities)		2.850%	08/15/2026	33,000	32,845
					1,187,830
Total Corporate Bonds (Cost $31,835,382)					$32,371,008

Preferred Securities - 0.8%		Rate	Quantity	Value
FINANCIALS - 0.7%
Bank of America Corp. DR (Banks)	(d)	6.300%	137,000	$148,816
Citigroup Capital XIII (Banks)	(d)	QL + 637	13,029	343,184
JPMorgan Chase Capital XXI (Banks)	(d)	QL + 95	24,000	19,200
JPMorgan Chase Capital XXIII (Banks)	(d)	QL + 100	8,000	6,060
Wells Fargo & Co. DR (Banks)	(d)	5.875%	123,000	133,455
Charles Schwab Corp. Series A / The (Capital Markets)	(d)	7.000%	168,000	194,880
Goldman Sachs Capital I (Capital Markets)		6.345%	341,000	416,285
Morgan Stanley DR (Capital Markets)	(d)	5.550%	202,000	206,293
Morgan Stanley DR (Capital Markets)	(d)	7.125%	2,324	68,581
Morgan Stanley DR (Capital Markets)	(d)	6.875%	2,508	73,811
Discover Financial Services (Consumer Finance)		6.500%	9,502	247,812
				1,858,377
INDUSTRIALS - 0.1%
General Electric Co. (Industrial Conglomerates)	(d)	5.000%	237,000	252,026
General Electric Co. (Industrial Conglomerates)		4.700%	364	9,369
				261,395
Total Preferred Securities (Cost $2,058,499)				$2,119,772

Master Limited Partnerships - 0.8%	Shares	Value
FINANCIALS - 0.8%
Blackstone Group LP / The (Capital Markets)	80,961	$2,066,934
Total Master Limited Partnerships (Cost $2,356,506)		$2,066,934

Asset-Backed / Mortgage-Backed Securities - 2.2%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Applebee's Funding LLC / IHOP Funding LLC 2014-1 A2	(b)	4.277%	09/05/2044	$7,000	$7,114
CKE Restaurant Holdings, Inc. 2013-1A A2	(b)	4.474%	03/20/2043	878,333	880,597
Domino's Pizza Master Issuer LLC 2012-1A A2	(b)	5.216%	01/25/2042	167,028	171,768
Domino's Pizza Master Issuer LLC 2015-1A A2I	(b)	3.484%	10/25/2045	123,070	124,224
Hilton U.S.A. Trust 2013-HLT DFX	(b)	4.407%	11/05/2030	254,000	254,053
Hilton U.S.A. Trust 2013-HLT EFX	(b)	4.602%	11/05/2030	150,000	150,230
Taco Bell Funding, LLC 2016-1A A2I	(b)	3.832%	05/25/2046	133,000	134,868
Wendys Funding LLC 2015-1A A2I	(b)	3.371%	06/15/2045	170,280	171,032
					1,893,886
FINANCIALS - 1.5%
American Tower Trust I 13 1A	(b)	1.551%	03/15/2018	60,000	59,867
AmeriCredit Automobile Receivables 2016-1 D		3.590%	02/08/2022	81,000	83,835
AmeriCredit Automobile Receivables Trust 2012-4 E	(b)	3.820%	02/10/2020	145,000	146,227
AmeriCredit Automobile Receivables Trust 2015-2 D		3.000%	06/08/2021	20,000	20,353
AmeriCredit Automobile Receivables Trust 2015-3 D		3.340%	08/08/2021	383,000	394,111
AmeriCredit Automobile Receivables Trust 2016-2 D		3.650%	05/09/2022	63,000	65,372
Banc of America Commercial Mortgage Trust 2006-6 AJ		5.421%	10/10/2045	320,000	319,604
Banc of America Commercial Mortgage Trust 2007-3 AJ		5.723%	06/10/2049	276,468	277,247
COBALT CMBS Commercial Mortgage Trust 2007-C2		5.568%	04/15/2047	26,539	26,538
COMM 2007-C9 Mortgage Trust AJ		5.650%	12/10/2049	10,000	10,265
Commercial Mortgage Trust 2007-GG11 AM		5.867%	12/10/2049	25,000	25,803
Core Industrial Trust 2015-TEXW D	(b)	3.977%	02/10/2034	227,272	231,234
Core Industrial Trust 2015-TEXW E	(b)	3.977%	02/10/2034	100,000	97,113
GAHR Commericial Mortgage Trust 2015-NRF DFX	(b)	3.495%	12/15/2034	10,000	10,052
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO D	(b)	3.824%	01/15/2032	287,000	286,231
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP B	(b)	3.274%	07/15/2036	150,000	150,263
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP D	(b)	5.024%	07/15/2036	100,000	99,499
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES E	(b)	3.742%	09/05/2032	44,000	43,000
LB-UBS Commercial Mortgage Trust 2006-C1 AJ		5.276%	02/15/2041	161,482	161,390
LB-UBS Commercial Mortgage Trust 2007-C1 AJ		5.484%	02/15/2040	255,067	255,644
LB-UBS Commercial Mortgage Trust 2007-C7 AJ		6.454%	09/15/2045	43,782	44,033
OSCAR US Funding Trust V 2016-2A3	(b)(c)	2.730%	12/15/2020	40,000	39,996
OSCAR US Funding Trust V 2016-2A4	(b)(c)	2.990%	12/15/2023	40,000	39,989
Santander Drive Auto Receivables Trust 2015-1 D		3.240%	04/15/2021	341,000	348,714
Santander Drive Auto Receivables Trust 2015-4 D		3.530%	08/16/2021	53,000	54,430
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM		5.383%	12/15/2043	46,628	47,045
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AJ		5.660%	04/15/2047	121,647	121,772
Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ		6.158%	02/15/2051	217,430	217,792
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		6.139%	05/15/2046	33,843	33,919
					3,711,338
Total Asset-Backed / Mortgage-Backed Securities (Cost $5,622,999)					$5,605,224

U.S. Treasury Obligations - 6.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.125%	06/30/2021	$520,000	$519,431
U.S. Treasury Note		1.125%	07/31/2021	295,000	294,597
U.S. Treasury Note		1.125%	08/31/2021	218,000	217,796
U.S. Treasury Note		2.125%	09/30/2021	416,000	434,704
U.S. Treasury Note		2.125%	12/31/2021	583,000	609,463
U.S. Treasury Note		2.500%	08/15/2023	638,000	683,682
U.S. Treasury Note		2.750%	11/15/2023	750,000	817,500
U.S. Treasury Note		2.500%	05/15/2024	468,000	503,082
U.S. Treasury Note	(f)	2.250%	11/15/2024	1,865,000	1,969,906
U.S. Treasury Note		2.000%	02/15/2025	81,000	83,920
U.S. Treasury Note		2.000%	08/15/2025	690,000	714,527
U.S. Treasury Note		2.250%	11/15/2025	1,116,000	1,178,775
U.S. Treasury Note		1.625%	02/15/2026	177,000	177,436
U.S. Treasury Note		1.625%	05/15/2026	511,000	511,998
U.S. Treasury Note		1.500%	08/15/2026	2,917,000	2,890,680
U.S. Treasury Note		2.500%	02/15/2045	90,000	93,301
U.S. Treasury Note		2.875%	08/15/2045	235,000	262,567
U.S. Treasury Note		3.000%	11/15/2045	670,000	766,888
U.S. Treasury Note		2.500%	05/15/2046	688,000	714,391
U.S. Treasury Note		2.250%	08/15/2046	1,589,000	1,565,227
Total U.S. Treasury Obligations (Cost $14,760,221)					$15,009,871

U.S. Government Agency Mortgage-Backed Securities - 8.4%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool	6.000%	08/01/2022	$33,407	$36,063
Fannie Mae Pool	4.000%	03/01/2029	50,190	53,574
Fannie Mae Pool	4.000%	06/01/2029	5,841	6,213
Fannie Mae Pool	4.000%	07/01/2029	46,807	49,934
Fannie Mae Pool	4.000%	09/01/2029	221,379	234,328
Fannie Mae Pool	3.500%	10/01/2029	24,758	26,330
Fannie Mae Pool	3.500%	05/01/2033	358,616	381,769
Fannie Mae Pool	4.000%	04/01/2034	21,444	23,350
Fannie Mae Pool	5.500%	04/01/2040	249,323	282,532
Fannie Mae Pool	4.500%	01/01/2041	94,327	105,471
Fannie Mae Pool	5.500%	05/01/2041	5,928	6,713
Fannie Mae Pool	5.500%	06/01/2041	33,526	38,518
Fannie Mae Pool	5.500%	07/01/2041	34,319	38,891
Fannie Mae Pool	4.500%	11/01/2041	276,213	308,749
Fannie Mae Pool	5.500%	02/01/2042	136,895	154,871
Fannie Mae Pool	4.000%	06/01/2042	14,613	15,919
Fannie Mae Pool	3.500%	07/01/2042	32,991	35,466
Fannie Mae Pool	4.000%	07/01/2042	107,661	117,223
Fannie Mae Pool	4.000%	08/01/2042	6,514	7,093
Fannie Mae Pool	4.000%	09/01/2042	8,294	9,027
Fannie Mae Pool	4.500%	11/01/2042	33,633	37,286
Fannie Mae Pool	4.000%	12/01/2042	5,180	5,690
Fannie Mae Pool	3.500%	01/01/2043	39,114	41,731
Fannie Mae Pool	3.500%	02/01/2043	59,022	62,972
Fannie Mae Pool	3.500%	02/01/2043	39,014	41,628
Fannie Mae Pool	4.500%	03/01/2043	190,028	213,568
Fannie Mae Pool	4.000%	07/01/2043	683,613	744,594
Fannie Mae Pool	4.000%	08/01/2043	21,085	22,971
Fannie Mae Pool	3.500%	04/01/2044	6,315	6,778
Fannie Mae Pool	3.500%	05/01/2044	45,046	48,495
Fannie Mae Pool	4.500%	05/01/2044	282,421	317,941
Fannie Mae Pool	5.500%	05/01/2044	92,328	104,611
Fannie Mae Pool	4.000%	06/01/2044	158,902	173,063
Fannie Mae Pool	4.000%	07/01/2044	45,671	50,374
Fannie Mae Pool	5.000%	07/01/2044	221,440	251,349
Fannie Mae Pool	4.000%	08/01/2044	28,752	31,718
Fannie Mae Pool	4.500%	08/01/2044	67,985	76,510
Fannie Mae Pool	4.500%	10/01/2044	42,595	47,797
Fannie Mae Pool	4.500%	10/01/2044	51,849	58,365
Fannie Mae Pool	3.500%	02/01/2045	48,494	51,763
Fannie Mae Pool	4.500%	03/01/2045	75,926	85,231
Fannie Mae Pool	4.000%	05/01/2045	68,358	75,470
Fannie Mae Pool	4.500%	05/01/2045	131,223	148,309
Fannie Mae Pool	4.500%	05/01/2045	153,776	173,184
Fannie Mae Pool	4.500%	06/01/2045	162,675	182,018
Fannie Mae Pool	4.000%	09/01/2045	195,281	213,610
Fannie Mae Pool	4.500%	09/01/2045	1,517,654	1,699,875
Fannie Mae Pool	4.000%	10/01/2045	487,865	532,543
Fannie Mae Pool	4.500%	10/01/2045	326,020	365,610
Fannie Mae Pool	4.500%	10/01/2045	231,039	260,199
Fannie Mae Pool	4.000%	12/01/2045	86,214	95,186
Fannie Mae Pool	3.500%	01/01/2046	228,093	245,012
Fannie Mae Pool	3.500%	01/01/2046	223,157	239,721
Fannie Mae Pool	4.000%	01/01/2046	95,590	105,081
Fannie Mae Pool	4.500%	02/01/2046	180,066	202,794
Fannie Mae Pool	4.500%	02/01/2046	75,354	84,695
Fannie Mae Pool	4.000%	04/01/2046	121,407	134,029
Fannie Mae Pool	4.500%	04/01/2046	116,373	132,030
Fannie Mae Pool	4.000%	05/01/2046	148,679	163,711
Fannie Mae Pool	4.000%	06/01/2046	103,538	113,981
Fannie Mae Pool	3.500%	07/01/2046	263,629	283,572
Fannie Mae Pool	3.500%	07/01/2046	264,571	282,439
Fannie Mae Pool	4.500%	07/01/2046	191,731	212,168
Fannie Mae Pool	3.500%	08/01/2046	768,977	816,886
Freddie Mac Gold Pool	3.500%	07/01/2029	78,006	82,536
Freddie Mac Gold Pool	3.500%	09/01/2029	352,779	373,340
Freddie Mac Gold Pool	5.500%	08/01/2041	121,059	140,648
Freddie Mac Gold Pool	5.500%	08/01/2041	334,127	385,166
Freddie Mac Gold Pool	5.000%	03/01/2042	233,270	263,665
Freddie Mac Gold Pool	3.500%	02/01/2044	17,775	18,970
Freddie Mac Gold Pool	4.500%	05/01/2044	176,953	197,281
Freddie Mac Gold Pool	5.000%	07/01/2044	543,334	612,551
Freddie Mac Gold Pool	4.000%	08/01/2044	78,092	85,876
Freddie Mac Gold Pool	4.500%	06/01/2045	108,635	122,513
Freddie Mac Gold Pool	4.500%	10/01/2045	1,020,020	1,146,720
Freddie Mac Gold Pool	4.500%	02/01/2046	924,207	1,042,279
Freddie Mac Gold Pool	4.500%	02/01/2046	84,244	94,709
Freddie Mac Gold Pool	3.500%	07/01/2046	1,422,987	1,529,963
Ginnie Mae I Pool	7.500%	08/15/2033	48,570	58,230
Ginnie Mae I Pool	5.500%	02/15/2039	36,694	41,989
Ginnie Mae I Pool	5.000%	01/15/2040	218,435	244,742
Ginnie Mae I Pool	5.000%	05/15/2040	120,123	136,256
Ginnie Mae I Pool	4.500%	05/15/2041	82,244	94,655
Ginnie Mae I Pool	4.500%	05/15/2044	24,923	27,920
Ginnie Mae I Pool	5.000%	06/15/2044	70,937	80,545
Ginnie Mae I Pool	5.000%	06/15/2044	37,370	42,497
Ginnie Mae I Pool	5.000%	07/15/2044	30,388	34,526
Ginnie Mae I Pool	4.000%	01/15/2045	397,661	431,804
Ginnie Mae I Pool	4.000%	03/15/2045	982,477	1,064,255
Ginnie Mae I Pool	4.000%	04/15/2045	154,741	170,149
Ginnie Mae I Pool	4.500%	08/15/2046	604,684	676,227
Ginnie Mae II Pool	5.500%	11/20/2037	4,929	5,620
Ginnie Mae II Pool	5.500%	05/20/2042	7,165	8,044
Ginnie Mae II Pool	5.000%	12/20/2044	369,689	419,837
Ginnie Mae II Pool	5.000%	09/20/2045	82,385	93,529
Ginnie Mae II Pool	4.000%	10/20/2045	224,652	244,422
Total U.S. Government Agency Mortgage-Backed Securities (Cost $20,945,768)				$21,140,056

Purchased Options - 6.3%	Expiration	Exercise Price	Contracts	Value
S&P 500 Index Call Option	December 2018	$2,050.00	10	$260,700
S&P 500 Index Call Option	December 2018	$2,100.00	57	1,317,840
S&P 500 Index Call Option	December 2018	$2,150.00	48	974,400
S&P 500 Index Call Option	December 2018	$2,200.00	105	1,852,200
S&P 500 Index Call Option	December 2018	$2,300.00	10	128,600
S&P 500 Index Put Option	December 2018	$2,050.00	10	199,100
S&P 500 Index Put Option	December 2018	$2,100.00	57	1,245,450
S&P 500 Index Put Option	December 2018	$2,150.00	48	1,148,160
S&P 500 Index Put Option	December 2018	$2,200.00	105	2,730,000
S&P 500 Index Put Option	December 2018	$2,300.00	10	311,500
SPDR S&P 500 ETF Trust Call Option	December 2018	$200.00	94	274,010
SPDR S&P 500 ETF Trust Call Option	December 2018	$205.00	264	685,344
SPDR S&P 500 ETF Trust Call Option	December 2018	$210.00	569	1,339,995
SPDR S&P 500 ETF Trust Call Option	December 2018	$215.00	82	169,248
SPDR S&P 500 ETF Trust Call Option	December 2018	$220.00	120	215,520
SPDR S&P 500 ETF Trust Call Option	December 2018	$225.00	42	63,462
SPDR S&P 500 ETF Trust Call Option	December 2018	$230.00	99	126,720
SPDR S&P 500 ETF Trust Put Option	December 2018	$200.00	94	170,798
SPDR S&P 500 ETF Trust Put Option	December 2018	$205.00	264	525,360
SPDR S&P 500 ETF Trust Put Option	December 2018	$210.00	569	1,240,420
SPDR S&P 500 ETF Trust Put Option	December 2018	$215.00	82	196,636
SPDR S&P 500 ETF Trust Put Option	December 2018	$220.00	120	315,000
SPDR S&P 500 ETF Trust Put Option	December 2018	$225.00	42	121,296
SPDR S&P 500 ETF Trust Put Option	December 2018	$230.00	99	311,850
Total Purchased Options (Cost $16,849,693)				$15,923,609

Money Market Funds - 14.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		14,861,592	$14,861,592
State Street Institutional U.S. Government Money Market Fund
Institutional Class		20,368,259	20,368,259
Total Money Market Funds (Cost $35,229,851)			$35,229,851

Total Investments - 99.8% (Cost $248,354,205)	(g)		$251,411,980
Other Assets in Excess of Liabilities - 0.2%			395,862
Net Assets - 100.0%			$251,807,842

Percentages are stated as a percent of net assets.

Abbreviations:

QL: Quarterly U.S. LIBOR Rate, 0.854% on 09/30/2016

DR: Depository Receipt

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2016, the value of these securities totaled $9,037,289, or 3.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) A market quotation for this investment was not readily available at September 30, 2016. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. The value of these securities represents $79,985 or 0.0% of the Portfolio's net assets.

(d) Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at September 30, 2016.

(e) Represents a security deemed to be illiquid. At September 30, 2016, the value of illiquid securities in the Portfolio totaled $44,073, or 0.0% of the Portfolio's net assets.

(f) Security is fully or partially pledged in addition to $1,747,714 of cash as collateral for the following futures contracts outstanding at September 30, 2016:

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Type	Description	Expiration	Number of contracts	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	CME E-mini S&P 500 Contracts (United States)	December 16, 2016	378	$40,831,560	$40,494,172	$337,388	$-
Long	10-Year U.S. Treasury Note Contracts (United States)	December 20, 2016	1,110	145,548,750	145,441,947	106,803	-
				$186,380,310	$185,936,119	$444,191	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Financial Statements	September 30, 2016

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of non-U.S. small and mid-cap companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small capitalization companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in high dividend yielding common stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	ClearBridge Small Cap Portfolio – Long-term capital appreciation by investing at least 80% of its net assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization while maintaining a minimum of 25% of its total assets in fixed income securities.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Risk Managed Balanced Portfolio - Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	35,000,000	Strategic Value	65,000,000
Bond	30,000,000	High Income Bond	35,000,000
Omni	10,000,000	ClearBridge Small Cap	5,000,000
International	30,000,000	Nasdaq-100® Index	30,000,000
International Small-Mid Company	7,000,000	Bristol	33,000,000
Capital Appreciation	25,000,000	Bryton Growth	25,000,000
Aggressive Growth	9,000,000	Balanced	80,000,000
Small Cap Growth	20,000,000	Target VIP	10,000,000
Mid Cap Opportunity	6,000,000	Bristol Growth	20,000,000
S&P 500® Index	40,000,000	Risk Managed Balanced	35,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. The last trade or last evaluated bid may be used if an evaluated bid price is not available.

U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite basis bid price will generally be used for valuation purposes.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2016:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$528,443,004	$-	$-
	Master Limited Partnerships**	5,513,059	-	-
	Money Market Funds	3,602,682	-	-
		$537,558,745	$-	$-

Bond	Corporate Bonds**	$-	$159,012,508	$-
	Asset-Backed Securities**	-	799,043	-
	U.S. Treasury Obligations	-	3,051,016	-
	Warrants**	1,574	-	-
	Money Market Funds	1,880,882	-	-
		$1,882,456	$162,862,567	$-

Omni	Common Stocks**	$41,614,652	$-	$-
	Corporate Bonds**	-	11,405,655	-
	Asset-Backed Securities**	-	88,783	-
	U.S. Treasury Obligations	-	1,939,828	-
	Warrants**	4,560	-	-
	Money Market Funds	1,434,088	-	-
		$43,053,300	$13,434,266	$-

International	Common Stocks**	$22,641,959	$115,540,435	$-
	Preferred Stocks**	-	1,020,757	-
	Money Market Funds	12,044,763	-	-
		$34,686,722	$116,561,192	$-

	Foreign currency contracts	$26,692	$-	$-
	Futures contracts	$(53,971)	$-	$-

International Small-Mid Company	Common Stocks**	$11,136,833	$52,959,006	$-
	Closed-End Mutual Funds	268,943	-	-
	Money Market Funds	2,533,192	-	-
		$13,938,968	$52,959,006	$-

	Foreign currency contracts	$25,841	$-	$-

Capital Appreciation	Common Stocks**	$173,938,695	$1,335,614	$-
	Money Market Funds	22,354,301	-	-
		$196,292,996	$1,335,614	$-

Aggressive Growth	Common Stocks**	$54,204,634	$-	$-
	Money Market Funds	1,584,243	-	-
		$55,788,877	$-	$-

Small Cap Growth	Common Stocks**	$221,201,649	$6,000,407	$-
	Master Limited Partnerships**	5,090,413	-	-
	Money Market Funds	12,206,637	-	-
		$238,498,699	$6,000,407	$-

Mid Cap Opportunity	Common Stocks**	$73,138,795	$-	$-
	Money Market Funds	1,028,484	-	-
		$74,167,279	$-	$-

S&P 500® Index	Common Stocks**	$768,095,016	$-	$-
	Warrants**	110	-	-
	Money Market Funds	8,383,723	-	-
		$776,478,849	$-	$-

	Futures contracts	$89,194	$-	$-

Strategic Value	Common Stocks**	$270,972,347	$61,674,959	$-
	Money Market Funds	6,001,968	-	-
		$276,974,315	$61,674,959	$-

High Income Bond	Corporate Bonds**	$-	$204,117,611	$-
	Common Stocks**	2,326	-	-
	Money Market Funds	657,269	-	-
		$659,595	$204,117,611	$-

ClearBridge Small Cap	Common Stocks**	$95,873,930	$-	$-
	Master Limited Partnerships**	1,172,942	-	-
	Money Market Funds	3,069,090	-	-
		$100,115,962	$-	$-

Nasdaq-100® Index	Common Stocks**	$144,400,022	$-	$-
	Money Market Funds	1,469,404	-	-
		$145,869,426	$-	$-

	Futures contracts	$20,819	$-	$-

Bristol	Common Stocks**	$206,798,544	$-	$-
	Money Market Funds	327,001	-	-
		$207,125,545	$-	$-

Bryton Growth	Common Stocks**	$91,431,531	$-	$-
	Money Market Funds	17,816,941	-	-
		$109,248,472	$-	$-

Balanced	Common Stocks**	$453,603,979	$-	$-
	Corporate Bonds**	-	151,961,772	-
	Preferred Securities**	18,147,112	31,006,147	-
	Asset-Backed / Mortgage-Backed Securities**	-	62,278,443	-
	U.S. Treasury Obligations	-	60,338,680	-
	Closed-End Mutual Funds	63,001,486	-	-
	Exchange Traded Funds	28,041,728	-	-
	Purchased Options	1,049,600	-	-
	Money Market Funds	55,248,658	-	-
		$619,092,563	$305,585,042	$-

Target VIP	Common Stocks**	$43,819,912	$-	$-
	Money Market Funds	473,533	-	-
		$44,293,445	$-	$-

Bristol Growth	Common Stocks**	$119,535,015	$-	$-
	Money Market Funds	1,612,115	-	-
		$121,147,130	$-	$-

Risk Managed Balanced	Common Stocks**	$121,945,655	$-	$-
	Corporate Bonds**	-	32,371,008	-
	Preferred Securities**	742,757	1,377,015	-
	Master Limited Partnerships**	2,066,934	-	-
	Asset-Backed / Mortgage-Backed Securities**	-	5,605,224	-
	U.S. Treasury Obligations	-	15,009,871	-
	U.S. Government Agency Mortgage-Backed Securities	-	21,140,056	-
	Purchased Options	7,093,159	8,830,450	-
	Money Market Funds	35,229,851	-	-
		$167,078,356	$84,333,624	$-

	Futures contracts	$444,191	$-	$-

** For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

In the International Portfolio, there were three transfers of common stocks from Level 1 pricing at December 31, 2015 to Level 2 at September 30, 2016. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold to be fair valued at December 31, 2015, whereas in the current period, the securities met the threshold to be fair valued. These securities are detailed in the table below.

Security Name	Value at December 31, 2015	Value at June 30, 2016
Unilever NV	$1,144,649	$1,911,991
ABN AMRO Group NV	512,159	1,301,728
Intertrust NV	917,075	999,901

In the International Small-Mid Company Portfolio, there were five transfers of common stocks from Level 1 pricing at December 31, 2015 to Level 2 at September 30, 2016. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold to be fair valued at December 31, 2015, whereas in the current period, the securities met the threshold to be fair valued. These securities are detailed in the table below.

Security Name	Value at December 31, 2015	Value at June 30, 2016
Stock Spirits Group PLC	$504,550	$516,233
Deutsche Pfandbriefbank AG	648,089	718,470
ABN AMRO Group NV	810,919	738,986
Regina Miracle International Holdings Ltd.	425,796	425,387
Link Administration Holdings Ltd.	524,347	630,965

Also, for the International Small-Mid Company Portfolio, there was one transfer of common stock from Level 2 pricing at December 31, 2015 to Level 1 at September 30, 2016. This security was that Portfolio’s holding of Massimo Zanetti Beverage Group SpA common stock. The fair valuation service provider reported that this security did not meet the minimum predictability threshold to be fair valued at September 30, 2016, whereas in the prior period, the security met the threshold to be fair valued. The value of this holding was $488,624 and $627,542 at September 30, 2016 and December 31, 2015, respectively.

Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2016.

High Income Bond

Beginning Balance - January 1, 2016	$8,419
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	2,369

Issuances	-

Settlements	(10,788)

Transfers out of Level 3 (due to availability of acitve market quotations or significant observable market inputs)	-

Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	-

Ending Balance – September 30, 2016	$-

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$2,369

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Bond and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Distributions arising from net investment income and net capital gains from the Portfolios are declared and paid to shareholders periodically, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund also fully or partially satisfies its distribution requirements by using consent dividends rather than cash distributions. The consent dividends, when authorized, become taxable to the shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Schedules of Investments. Differences between tax positions taken in a tax return and amounts recognized in the Schedules of Investments will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ Schedules of Investments.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

In its November 17, 2016 meeting, the Board approved a sub-advisory contract to engage Geode Capital Management, LLC (Geode) as the Sub-Adviser to the Target VIP Portfolio. This contract is effective on December 19, 2016. The name of the Portfolio will become the S&P MidCap 400® Index Portfolio, and the Portfolio will follow the strategy of seeking total return approximating that of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400”) including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400®.

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio wrote call options and purchased put options during the nine-month period ended September 30, 2016. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held by the Portfolio’s custodian under an Escrow Deposit Agreement between the custodian and the Options Clearing Corporation (“OCC”). Such collateral holdings are restricted from trading. The cash collateral or borrowings, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral under the Escrow Deposit Agreement are noted as such on the Portfolio’s Schedule of Investments.

The Balanced and Risk Managed Balanced Portfolios also purchased call and put options associated with the S&P 500 Index during the nine-month period ended September 30, 2016. These instruments were used by the Balanced Portfolio to provide a hedge against equity price risk, and the Risk Management Component of the Risk Managed Balanced Portfolio to provide for that Portfolio’s stated risk management strategy.

Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At September 30, 2016, there were outstanding futures contracts in the International and International Small-Mid Company Portfolios. Details of these contracts are noted on those Portfolios’ Schedules of Investments. A portion of the Portfolios’ securities and cash holdings, as noted on their Schedules of Investments, were pledged at September 30, 2016 as collateral for these contracts. These futures contracts were executed for the purpose of increasing exposure to an attractive equites market, beyond that evidenced by the Portfolios’ investments in common stocks, while maintaining significant cash balances that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the Portfolios during the nine-month period ended September 30, 2016. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2016.

Portions of the S&P 500® Index and the Nasdaq-100® Index Portfolios’ cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2016 as collateral for the Portfolios’ contracts. These futures contracts were used by the Portfolios for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indexes. There were other index futures contracts that were executed and closed in the S&P 500® Index and the Nasdaq-100® Index Portfolios during the nine-month period ended September 30, 2016. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2016.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency contracts were executed in the International and International Small-Mid Company Portfolios in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolios’ investments that were either significantly under-weighted or over-weighted in relation to the Portfolios’ respective benchmark indices. The International Portfolio was under-weighted in equity investments within the European Union and, therefore, executed contracts to buy the Euro in order to mitigate the effect that volatility in those exchange rates (in relation to the U.S. dollar) might otherwise have on relative performance. The International Small-Mid Company Portfolio was over-weighted in equity investments within the United Kingdom and the member states of the European Union and, therefore, executed contracts to sell the British Pound and Euro in order to mitigate the effect that volatility in those exchange rates might otherwise have on relative performance.

The Portfolios entered into other foreign currency contracts during the period for similar benchmark-performance hedging purposes.

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2016 for Federal income tax purposes.

	Equity	Bond	Omni	International	International Small- Mid Company	Capital Appreciation
Gross unrealized:
Appreciation	$61,486,625	$8,325,958	$4,616,281	$15,142,578	$12,947,814	$16,138,698
Depreciation	(28,397,610)	(824,036)	(1,328,731)	(8,936,993)	(6,072,639)	(9,245,653)
Net unrealized:
Appreciation (Depreciation)	$33,089,015	$7,501,922	$3,287,550	$6,205,585	$6,875,175	$6,893,045
Aggregate cost of securities:	$504,469,730	$157,243,101	$53,200,016	$144,988,359	$60,022,799	$190,735,565

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$10,325,820	$41,753,920	$12,208,346	$159,236,769	$55,087,145	$7,060,901
Depreciation	(555,747)	(8,513,558)	(1,863,621)	(11,330,653)	(15,739,186)	(4,752,215)
Net unrealized:
Appreciation (Depreciation)	$9,770,073	$33,240,362	$10,344,725	$147,906,116	$39,347,959	$2,308,686
Aggregate cost of securities:	$46,018,804	$211,258,744	$63,822,554	$628,661,927	$299,301,315	$202,468,520

	ClearBridge Small Cap	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	Target VIP
Gross unrealized:
Appreciation	$13,750,231	$62,196,362	$21,668,286	$7,930,590	$41,326,826	$4,459,768
Depreciation	(4,640,829)	(2,866,093)	(7,099,504)	(11,715,508)	(27,789,617)	(2,577,311)
Net unrealized:
Appreciation (Depreciation)	$9,109,402	$59,330,269	$14,568,782	$(3,784,918)	$13,537,209	$1,882,457
Aggregate cost of securities:	$91,006,560	$86,559,976	$192,556,763	$113,033,390	$911,140,396	$42,410,988

	Bristol Growth	Risk Managed Balanced
Gross unrealized:
Appreciation	$17,206,817	$8,065,942
Depreciation	(4,566,916)	(5,027,680)
Net unrealized:
Appreciation (Depreciation)	$12,639,901	$3,038,262
Aggregate cost of securities:	$108,507,229	$248,817,909

(5)	Legal Matters

Effective December 20, 2013, the assets and liabilities of the Target Equity/Income Portfolio were acquired and assumed by the Target VIP Portfolio in exchange for shares of the Target VIP Portfolio (the “Reorganization”).

In December 2007, prior to the reorganization, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds to the fund totaled $1,772,400.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. On April 9, 2014, plaintiffs filed a third amended complaint. In response, on July 30, 2014, the defendant group, including the Fund, filed an omnibus motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted.

As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claims that may result from these complaints will be assumed by the Target VIP Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target VIP Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. The Court granted the motion to dismiss on September 23, 2013. Pending an appeal, only the actual fraudulent transfer claims as alleged in FitzSimons remain. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Paul J. Gerard
Paul J. Gerard
President (Principal Executive Officer)

Date	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul J. Gerard
Paul J. Gerard
President (Principal Executive Officer)

Date	November 22, 2016

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer (Principal Financial Officer)

Date	November 22, 2016